Document and Entity Information (USD $)	12 Months Ended
	Jun. 30, 2012	Sep. 04, 2012	Dec. 30, 2011
Document Information [Line Items]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Jun 30, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Trading Symbol	HSH
Entity Registrant Name	Hillshire Brands Co
Entity Central Index Key	0000023666
Current Fiscal Year End Date	--06-30
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding		122,048,797
Entity Public Float			$ 10,800,000,000

CONSOLIDATED STATEMENTS OF INCOME (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jul. 02, 2011	Jul. 03, 2010
Continuing Operations
Net sales	$ 4,094	$ 4,019	$ 3,972
Cost of sales	2,961	2,822	2,733
Selling, general and administrative expenses	964	918	1,027
Net charges for exit activities, asset and business dispositions	81	39	18
Impairment charges	14	15	15
Operating income	74	225	179
Interest expense	77	92	120
Interest income	(5)	(5)	(4)
Debt extinguishment costs	39	55
Income (loss) from continuing operations before income taxes	(37)	83	63
Income tax expense (benefit)	(15)	27	(64)
Income (loss) from continuing operations	(22)	56	127
Discontinued operations
Income from discontinued operations net of tax expense (benefit) of $(603), $82 and $668	465	485	328
Gain on sale of discontinued operations, net of tax expense of $367, $573 and $74	405	731	84
Net income from discontinued operations	870	1,216	412
Net income	848	1,272	539
Less: Income from noncontrolling interests, net of tax
Discontinued operations	3	9	21
Net income attributable to Hillshire Brands	845	1,263	518
Amounts attributable to Hillshire Brands:
Net income (loss) from continuing operations	(22)	56	127
Net income from discontinued operations	867	1,207	391
Net income attributable to Hillshire Brands	$ 845	$ 1,263	$ 518
Earnings per share of common stock Basic
Income (loss) from continuing operations	$ (0.18)	$ 0.45	$ 0.92
Net income	$ 7.13	$ 10.16	$ 3.77
Diluted
Income (loss) from continuing operations	$ (0.18)	$ 0.45	$ 0.92
Net income	$ 7.13	$ 10.11	$ 3.75

CONSOLIDATED STATEMENTS OF INCOME (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jul. 02, 2011	Jul. 03, 2010
Income from discontinued operations, tax expense (benefit)	$ (603)	$ 82	$ 668
Gain on sale of discontinued operations, tax expense	$ 367	$ 573	$ 74

CONSOLIDATED BALANCE SHEETS (USD $) In Millions, unless otherwise specified	Jun. 30, 2012	Jul. 02, 2011
Assets
Cash and equivalents	$ 235	$ 74
Trade accounts receivable, less allowances of $11 in 2012 and $12 in 2011	248	295
Inventories
Finished goods	196	187
Work in process	17	16
Materials and supplies	75	84
Inventories	288	287
Current deferred income taxes	114	4
Income tax receivable	52	103
Other current assets	65	64
Assets held for disposal		3,658
Total current assets	1,002	4,485
Property
Land	25	26
Buildings and improvements	756	752
Machinery and equipment	1,137	1,196
Construction in progress	174	110
Property, Plant and Equipment, Gross, Total	2,092	2,084
Accumulated depreciation	1,245	1,226
Property, net	847	858
Trademarks and other identifiable intangibles, net	132	158
Goodwill	348	348
Deferred income taxes	36	56
Other noncurrent assets	80	92
Noncurrent assets held for disposal	5	3,485
Total assets	2,450	9,482
Liabilities and Equity
Notes payable		198
Accounts payable	359	455
Payroll and employee benefits	127	125
Advertising and promotion	116	90
Income taxes payable and current deferred taxes		452
Other accrued liabilities	226	398
Current maturities of long-term debt	5	1
Liabilities held for disposal		2,392
Total current liabilities	833	4,111
Long-term debt	939	1,910
Pension obligation	166	121
Other liabilities	277	317
Noncurrent liabilities held for disposal		1,130
Contingencies and commitments (Note 14)
Equity
Common stock: (authorized 1,200,000,000 shares; $0.01 par value) Issued and outstanding - 120,644,345 shares in 2012 and 117,419,959 shares in 2011	1	6
Capital surplus	144	39
Retained earnings	295	2,161
Unearned stock of ESOP	(61)	(77)
Accumulated other comprehensive income (loss)	(144)	(265)
Total Hillshire Brands common stockholders' equity	235	1,864
Noncontrolling interest		29
Total Equity	235	1,893
Liabilities and Equity, Total	$ 2,450	$ 9,482

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Jun. 30, 2012	Jul. 02, 2011
Trade accounts receivable, allowances	$ 11	$ 12
Common stock, shares authorized	1,200,000,000	1,200,000,000
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares issued	120,644,345	117,419,959
Common stock, shares outstanding	120,644,345	117,419,959

CONSOLIDATED STATEMENTS OF EQUITY (USD $) In Millions	Total	Common Stock	Capital Surplus	Retained Earnings	Unearned Stock	Accumulated Other Comprehensive Income (Loss)	Noncontrolling Interest
Balances at Jun. 27, 2009	$ 2,070	$ 7	$ 17	$ 2,721	$ (104)	$ (605)	$ 34
Restatement adjustments	(65)		(6)	(60)		1
Balances	2,005	7	11	2,661	(104)	(604)	34
Net income - as restated	539			518			21
Translation adjustments, net of tax of $(71) in 2010, $47 in 2011 and $(17) in 2012	(85)					(85)
Net unrealized gain (loss) on qualifying cash flow hedges, net of tax of $(4) in 2010, $(5) in 2011 and $0 in 2012	8					8
Pension/Postretirement activity, net of tax of $74 in 2010, $(125) in 2011 and $26 in 2012	(235)					(235)
Other comprehensive income activity, net of tax	2					2
Comprehensive income	229						21
Dividends on common stock	(302)			(302)
Dividends paid on noncontrolling interest/Other	(2)						(2)
Disposition of noncontrolling interest	(25)						(25)
Stock issuances - Restricted stock	27		27
Stock option and benefit plans	19		19
Share repurchases and retirement	(500)		(47)	(453)
ESOP tax benefit, redemptions and other	8		1		7
Balances at Jul. 03, 2010	1,459	7	11	2,424	(97)	(914)	28
Net income - as restated	1,272			1,263			9
Translation adjustments, net of tax of $(71) in 2010, $47 in 2011 and $(17) in 2012	325					325
Net unrealized gain (loss) on qualifying cash flow hedges, net of tax of $(4) in 2010, $(5) in 2011 and $0 in 2012	7					7
Pension/Postretirement activity, net of tax of $74 in 2010, $(125) in 2011 and $26 in 2012	317					317
Comprehensive income	1,921						9
Dividends on common stock	(278)			(278)
Dividends paid on noncontrolling interest/Other	(5)						(5)
Disposition of noncontrolling interest	(3)						(3)
Stock issuances - Restricted stock	34		25	9
Stock option and benefit plans	58		58
Share repurchases and retirement	(1,313)	(1)	(55)	(1,257)
ESOP tax benefit, redemptions and other	20				20
Balances at Jul. 02, 2011	1,893	6	39	2,161	(77)	(265)	29
Net income - as restated	848			845			3
Translation adjustments, net of tax of $(71) in 2010, $47 in 2011 and $(17) in 2012	(23)					(23)
Net unrealized gain (loss) on qualifying cash flow hedges, net of tax of $(4) in 2010, $(5) in 2011 and $0 in 2012	2					2
Pension/Postretirement activity, net of tax of $74 in 2010, $(125) in 2011 and $26 in 2012	(21)					(21)
Comprehensive income	806						3
Dividends on common stock	(138)			(138)
Dividends paid on noncontrolling interest/Other	(2)						(2)
Disposition of noncontrolling interest	(29)						(29)
Repurchase of noncontrolling interest	(10)		(9)				(1)
Spin-off of Int'l Coffee & Tea Business	(2,408)		(5)	(2,566)		163
Stock issuances - Restricted stock	14		21	(7)
Stock option and benefit plans	94		94
Reverse stock split		(5)	5
ESOP tax benefit, redemptions and other	15		(1)		16
Balances at Jun. 30, 2012	$ 235	$ 1	$ 144	$ 295	$ (61)	$ (144)

CONSOLIDATED STATEMENTS OF EQUITY (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jul. 02, 2011	Jul. 03, 2010
Translation adjustments, tax	$ (17)	$ 47	$ (71)
Net unrealized gain (loss) on qualifying cash flow hedges, tax		(5)	(4)
Pension/Postretirement activity, tax	$ 26	$ (125)	$ 74

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jul. 02, 2011	Jul. 03, 2010
OPERATING ACTIVITIES -
Net income	$ 848	$ 1,272	$ 539
Less: Cash received from contingent sale proceeds			(133)
Adjustments to reconcile net income to net cash from operating activities:
Depreciation	266	302	368
Amortization	46	84	93
Impairment charges	428	21	28
Net (gain) loss on business dispositions	(772)	(1,305)	(138)
Increase (decrease) in deferred income taxes	(400)	180	525
Pension contributions, net of income/expense	(226)	(80)	(211)
Refundable tax on Senseo payments	(43)
Debt extinguishment costs	39	55
Other	(70)	(19)	4
Change in current assets and liabilities, net of businesses acquired and sold:
Trade accounts receivable	66	116	58
Inventories	34	(206)	57
Other current assets	(30)	(42)	(26)
Accounts payable	29	62	43
Accrued liabilities	94	(171)	19
Accrued taxes	(60)	178	(274)
Net cash from operating activities	249	447	952
INVESTMENT ACTIVITIES -
Purchases of property and equipment	(314)	(337)	(373)
Purchase of software and other intangibles	(188)	(18)	(12)
Acquisitions of businesses and investments	(30)	(119)
Dispositions of businesses and investments	2,033	2,305	204
Cash balance of int'l coffee & tea business at spin-off	(2,061)
Deposit on business disposition		203
Cash received from contingent sale proceeds			133
Cash received from (used in) derivative transactions	31	81	(26)
Sales of assets	8	14	22
Net cash from (used in) investment activities	(521)	2,129	(52)
FINANCING ACTIVITIES -
Issuances of common stock	84	52	13
Purchases of common stock		(1,313)	(500)
Borrowings of other debt	851	1,054	466
Repayments of other debt and derivatives	(1,811)	(1,431)	(492)
Net change in financing with less than 90-day maturities	(204)	172	20
Stock compensation income tax benefits	15
Purchase of non-controlling interest	(10)
Payments of dividends	(271)	(285)	(308)
Net cash used in financing activities	(1,346)	(1,751)	(801)
Effect of changes in foreign exchange rates on cash	(213)	286	(103)
Increase (decrease) in cash and equivalents	(1,831)	1,111	(4)
Add: Cash balance of discontinued operations at beginning of year	1,992	911	818
Less: Cash balance of discontinued operations at end of year		(1,992)	(911)
Cash and equivalents at beginning of year	74	44	141
Cash and equivalents at end of year	235	74	44
Supplemental Cash Flow Data:
Cash paid for restructuring charges	512	177	135
Cash contributions to pension plans	213	124	332
Cash paid for income taxes	$ 209	$ 325	$ 427

Schedule II - Valuation and Qualifying Accounts	12 Months Ended
Jun. 30, 2012
Schedule II - Valuation and Qualifying Accounts

Schedule II

The Hillshire Brands Company and Subsidiaries

VALUATION AND QUALIFYING ACCOUNTS

For the Years Ended July 3, 2010, July 2, 2011, and June 30, 2012

	Balance at Beginning of Year	Provision Charged to Costs and Expenses	Write-offs[1] /Allowances Taken	Other Additions (Deductions)	Balance at End of Year
For the Year Ended July 3, 2010
Allowances for bad debts	$5	$1	$(1)	$(1)	$4
Other receivable allowances	8	9	(2)	(4)	11
Deferred tax asset valuation allowances	89	(5)	—	(7)	77

Total	$102	$5	$(3)	$(12)	$92

For the Year Ended July 2, 2011
Allowances for bad debts	$4	$—	$(1)	$—	$3
Other receivable allowances	11	4	(2)	(4)	9
Deferred tax asset valuation allowances	77	(5)	—	136	208

Total	$92	$(1)	$(3)	$132	$220

For the Year Ended June 30, 2012
Allowances for bad debts	$3	—		(1)	2
Other receivable allowances	9	5	(5)	—	9
Deferred tax asset valuation allowances	208	(5)		(143)	60

Total	$220	—	(5)	(144)	71

[1]	Net of collections on accounts previously written off.

Nature of Operations and Basis of Presentation	12 Months Ended
Jun. 30, 2012
Nature of Operations and Basis of Presentation

Note 1 – Nature of Operations and Basis of Presentation

Nature of Operations On June 28, 2012, The Sara Lee Corporation successfully completed the spin-off of its international coffee and tea business into an independent company named D.E MASTER BLENDERS 1753, N.V. (spin-off). Immediately following the spin-off, Sara Lee Corporation changed its company name to The Hillshire Brands Company. The Hillshire Brands Company (corporation, company or Hillshire Brands) is a U.S.-based company that primarily focuses on meat and meat-centric food products. It consists of Sara Lee Corporation’s former North American retail and foodservice businesses as well as its Australian bakery operations. The company’s principal product lines are branded packaged meat products and frozen bakery products. Sales are made in both the retail channel, to supermarkets, warehouse clubs and national chains, and the foodservice channel.

The relative importance of each of the company’s business segments over the past three years, as measured by sales and operating segment income, is presented in Note 19, “Business Segment Information,” of these financial statements.

Basis of Presentation The Consolidated Financial Statements include the accounts of the company and all subsidiaries where we have a controlling financial interest. The consolidated financial statements include the accounts of variable interest entities (VIEs) for which the company is deemed the primary beneficiary. The results of companies acquired or disposed of during the year are included in the consolidated financial statements from the effective date of acquisition, or up to the date of disposal. All significant intercompany balances and transactions have been eliminated in consolidation.

The fiscal year ends on the Saturday closest to June 30. Fiscal 2012 and 2011 were 52-week years. Fiscal 2010 was a 53-week year. Unless otherwise stated, references to years relate to fiscal years.

Reverse Stock Split On June 28, 2012, the company executed a 1-for-5 reverse stock split. All references to the number of shares of common stock or earnings per share in this annual report have been adjusted for the impact of the reverse stock split.

Discontinued Operations As a result of the spin-off noted above, the historical results of the international coffee and tea business are included as part of discontinued operations in the company’s consolidated financial statements.

The North American foodservice beverage and European bakery businesses are also being reported as discontinued operations beginning in 2012. The results of the North American fresh bakery, North American refrigerated dough, the household and body care operations and the company’s Mexican meats business had previously been reported as discontinued operations in the company’s 2011 annual report. The results of operations of these businesses through the date of disposition are presented as discontinued operations in the Consolidated Statements of Income for all periods presented. Prior to disposition, the assets and liabilities of discontinued operations are aggregated and reported on separate lines of the Consolidated Balance Sheets.

Financial Statement Corrections HHillshire Brands has restated its previously issued financial statements for fiscal years 2010 and 2011, and the unaudited financial data for the first three quarters of fiscal 2011 and 2012 to recognize the correction of the following accounting errors.

On August 1, 2012, D.E. Master Blenders 1753, N.V. announced that it had discovered accounting irregularities involving previously issued financial results for its Brazilian operations, which would require the restatement of their previously issued financial statements for the periods from fiscal 2009 to 2012. The financial results of the Brazilian operations are currently reported as part of discontinued operations in the Hillshire Brands financial statements as a result of the spin-off of the international coffee and tea operations. Hillshire Brands reflected the correction of the accounting irregularities by first restating the as reported historical financial results of the Brazilian operation and then recognizing the restated results as part of discontinued operations along with the other businesses that comprised the international coffee and tea business. As such, the adjustments to net sales noted in the following tables represent corrections associated with the accounting irregularities in Brazil and do not relate to any businesses currently included in continuing operations. The accounting irregularities identified in the Brazil operations included the overstatement of accounts receivable due to the failure to write-off uncollectible customer discounts, improper recognition of sales revenues prior to shipments to customers, the understatement of accruals for various litigation issues, and the failure to write-off obsolete inventory and other inventory valuation issues. These accounting irregularities resulted from an ineffective control environment maintained by management in Brazil, including intentional overrides of internal controls, and extensive cross-functional collusion by company personnel and third parties in Brazil. These actions were designed to meet earnings targets.

As a result of these error corrections, income from discontinued operations was decreased by $18 million in 2011 and $2 million in 2010. The cumulative impact of the error corrections prior to fiscal 2010 reduced stockholders’ equity at June 27, 2009 by $40 million.

In addition to the error corrections noted above, Hillshire Brands has also corrected several errors in the income statement related to continuing and discontinued operations and has restated the financial statements for 2010, 2011 and the first three quarters of 2011 and 2012 for these items. These errors had been previously identified and corrected in fiscal years subsequent to their origination. The company originally recorded the error corrections in the periods in which they were discovered. Management continues to believe that these errors did not materially misstate the financial results of the periods in which the errors originated or the periods in which the errors were corrected but it has decided to record these adjustments in the periods in which they originated in conjunction with the financial statement corrections noted above. As a result of these error corrections, income from continuing operations was increased by $1 million in 2011 and increased by $3 million in 2010. Income from discontinued operations was decreased by $7 million in 2011 and increased by $11 million in 2010. The cumulative impact of the error corrections prior to fiscal 2010 reduced stockholders’ equity at June 27, 2009 by $25 million.

The impact of these error corrections are summarized in the following tables:

Consolidated Statement of Income Impact

	Year ended July 2, 2011				Year ended July 3, 2010
(in millions)	As Reported [1]	Adjustments	Disc. Ops.	As Restated	As Reported [1]	Adjustment	Disc. Ops.	As Restated
Continuing Operations
Net sales	$8,681	$ (11)	$(4,651)	$4,019	$8,339	$ (3)	$(4,364)	$3,972
Cost of sales	5,868	(7)	(3,039)	2,822	5,356	1	(2,624)	2,733
Selling, general and administrative expenses	2,060	5	(1,147)	918	2,183	2	(1,158)	1,027
Net charges for exit activities, asset and business dispositions	105	–	(66)	39	84	(3)	(63)	18
Impairment charges	21	–	(6)	15	28	–	(13)	15
Contingent sale proceeds	–	–	–	–	(133)	–	133	–
Operating income	627	(9)	(393)	225	821	(3)	(639)	179
Interest expense	117	–	(25)	92	138	–	(18)	120
Interest income	(32)	–	27	(5)	(23)	–	19	(4)
Debt extinguishment costs	55	–	–	55	–	–	–	–
Income from continuing operations before tax	$ 487	$(9)	(395)	$ 83	$ 706	$(3)	(640)	$ 63
Income tax expense (benefit)	149	10	(132)	27	124	(4)	(184)	(64)
Income (loss) from Continuing Operations	338	(19)	(263)	56	582	1	(456)	127
Income from disc. operations, net of tax	222	–	263	485	(139)	11	456	328
Gain on sale disc. operations, net of tax	736	(5)	–	731	84	–	–	84
Net income from discontinued operations	958	(5)	–	1,216	(55)	11	456	412
Net income	1,296	(24)	–	1,272	527	12	–	539
Net income from non-controlling interest	9	–	–	9	21	–	–	21
Net income attributable to Hillshire Brands	$1,287	$ (24)	$ –	$1,263	$ 506	$ 12	$ –	$ 518
Earnings per share – Basic
Income (loss) from continuing operations	$ 2.72	$(0.16)	(2.11)	$ 0.45	$ 4.23	$0.01	3.31	$ 0.92
Net income	10.36	(0.20)	0.00	10.16	3.68	0.09	0.00	3.77
Earnings per share – Diluted
Income (loss) from continuing operations	$ 2.70	$(0.16)	(2.10)	$ 0.45	$ 4.21	$0.01	3.30	$ 0.92
Net income	10.31	(0.20)	0.00	10.11	3.66	0.09	0.00	3.75
[1]	Amounts as reported in the company’s financial statements as included in its Annual Report on Form 10K for the year ended July 2, 2011

	Quarter ended October 1, 2011				Quarter ended October 2, 2010
(in millions) (Unaudited)	As Reported [2]	Adjustments	Disc. Ops.	As Restated	As Reported [2]	Adjustments	Disc. Ops.	As Restated
Continuing Operations
Net sales	$1,943	$ 7	$(925)	$1,025	$1,727	$ 16	$(741)	$1,002
Cost of sales	1,327	8	(595)	740	1,157	10	(458)	709
Selling, general and administrative expenses	455	1	(229)	227	409	7	(181)	235
Net charges for exit activities, asset and business dispositions	32	–	(11)	21	4	–	(2)	2
Impairment charges	18	–	(8)	10	–	–	–	–
Operating income	111	(2)	(82)	27	157	(1)	(100)	56
Interest expense	30	–	(7)	23	34	–	(4)	30
Interest income	(9)	–	8	(1)	(5)	–	4	(1)
Debt extinguishment costs	–	–	–	–	30	–	–	30
Income (loss) from continuing operations before tax	90	(2)	(83)	5	98	(1)	(100)	(3)
Income tax expense (benefit)	124	1	(132)	(7)	37	(4)	(37)	(4)
Income (loss) from Continuing Operations	(34)	(3)	49	12	61	3	(63)	1
Income (loss) from disc. operations, net of tax	(273)	–	(49)	(322)	44	–	63	107
Gain on sale disc. operations, net of tax	92	–	–	92	89	–	–	89
Net income (loss) from discontinued operations	(181)	–	(49)	(230)	133	–	63	196
Net income (loss)	(215)	(3)	–	(218)	194	3	–	197
Net income from non-controlling interest	2	–	–	2	2	–	–	2
Net income (loss) attributable to Hillshire Brands	$ (217)	$ (3)	$ –	$ (220)	$ 192	$ 3	$ –	$ 195
Earnings per share – Basic
Income (loss) from continuing operations	$(0.28)	$(0.02)	0.40	$ 0.10	$ 0.47	$0.02	(0.48)	$ 0.01
Net income (loss)	(1.84)	(0.02)	–	(1.86)	1.47	0.02	0.00	1.49
Earnings per share – Diluted
Income (loss) from continuing operations	$(0.28)	$(0.02)	0.40	$ 0.10	$ 0.46	$0.02	(0.48)	$ 0.01
Net income (loss)	(1.84)	(0.02)	–	(1.85)	1.46	0.02	0.00	1.48
[2]	Amounts as reported in the company’s financial statements in its Quarterly Report on Form 10-Q for the quarter ended October 1, 2011

The following table reconciles the company’s previously reported results per the Form 10Q for the period ended December 31, 2011 to the restated Statement of Income for the quarters ended December 31, 2011 and January 1, 2011.

	Quarter ended December 31, 2011				Quarter ended January 1, 2011
(in millions) (Unaudited)	As Reported [3]	Adjustment	Disc. Ops.	As Restated	As Reported [3]	Adjustment	Disc. Ops.	As Restated
Continuing Operations
Net sales	$2,081	$ (5)	$ (988)	$1,088	$1,958	$ (11)	$(885)	$1,062
Cost of sales	1,385	(5)	(598)	782	1,281	(6)	(539)	736
Selling, general and administrative expenses	497	(4)	(262)	231	463	–	(231)	232
Net charges for exit activities, asset and business dispositions	84	(5)	(34)	45	39	–	(37)	2
Impairment charges	14	–	(10)	4	–	–	–	–
Operating income	101	9	(84)	26	175	(5)	(78)	92
Interest expense	29	–	(7)	22	28	–	(7)	21
Interest income	(11)	–	10	(1)	(7)	–	6	(1)
Debt extinguishment costs	–	–	–	–	25	–	–	25
Income from continuing operations before tax	83	9	(87)	5	129	(5)	(77)	47
Income tax expense (benefit)	50	5	3	58	41	(2)	(23)	16
Income (loss) from Continuing Operations	33	4	(90)	(53)	88	(3)	(54)	31
Income from disc. operations, net of tax	65	–	90	155	255	–	54	309
Gain on sale disc. operations, net of tax	371	(3)	–	368	490	8	–	498
Net income from discontinued operations	436	(3)	90	523	745	8	54	807
Net income	469	1	–	470	833	5	–	838
Net income from non-controlling interest	1	–	–	1	2	–	–	2
Net income attributable to Hillshire Brands	$ 468	$ 1	$ –	$ 469	$ 831	$ 5	$ –	$ 836
Earnings per share – Basic
Income (loss) from continuing operations	$ 0.28	$0.03	(0.75)	$(0.44)	$ 0.69	$(0.03)	(0.42)	$ 0.24
Net income	3.95	0.01	0.00	3.96	6.51	0.03	0.00	6.54
Earnings per share – Diluted
Income (loss) from continuing operations	$ 0.27	$0.03	(0.75)	$(0.44)	$ 0.69	$(0.03)	(0.42)	$ 0.24
Net income	3.93	0.01	0.00	3.96	6.48	0.03	0.00	6.51
[3]	Amounts as reported in the company’s financial statements in its Quarterly Report on Form 10-Q for the quarter ended December 31, 2011

	Six Months ended December 31, 2011				Six Months ended January 1, 2011
(in millions) (Unaudited)	As Reported [3]	Adjustment	Disc. Ops.	As Restated	As Reported [3]	Adjustment	Disc. Ops.	As Restated
Continuing Operations
Net sales	$4,024	$ 2	$(1,913)	$2,113	$3,685	$ 5	$(1,626)	$ 2064
Cost of sales	2,712	3	(1,193)	1,522	2,438	4	(997)	1,445
Selling, general and administrative expenses	952	(3)	(491)	458	872	7	(412)	467
Net charges for exit activities, asset and business dispositions	116	(5)	(45)	66	43	–	(39)	4
Impairment charges	32	–	(18)	14	–	–	–	–
Operating income	212	7	(166)	53	332	(6)	(178)	148
Interest expense	59	–	(14)	45	62	–	(11)	51
Interest income	(20)	–	18	(2)	(12)	–	10	(2)
Debt extinguishment costs	–	–	–	–	55	–	–	55
Income from continuing operations before tax	173	7	(170)	10	227	(6)	(177)	44
Income tax expense (benefit)	174	6	(129)	51	78	(6)	(60)	12
Income (loss) from Continuing Operations	(1)	1	(41)	(41)	149	–	(117)	32
Income (loss) from disc. operations, net of tax	(208)	–	41	(167)	299	–	117	416
Gain on sale disc. operations, net of tax	463	(3)	–	460	579	8	–	587
Net income from discontinued operations	255	(3)	41	293	878	8	117	1,003
Net income	254	(2)	–	252	1,027	8	–	1,035
Net income from non-controlling interest	3	–	–	3	4	–	–	4
Net income attributable to Hillshire Brands	$ 251	$ (2)	$ –	$ 249	$1,023	$ 8	$ –	$1,031
Earnings per share – Basic
Income (loss) from continuing operations	$(0.01)	$ 0.01	(0.35)	$ (0.35)	$1.15	$ 0.00	(0.90)	$ 0.25
Net income	2.12	(0.01)	0.00	2.11	7.92	0.05	0.00	7.97
Earnings per share – Diluted
Income (loss) from continuing operations	$(0.01)	$ 0.01	(0.35)	$ (0.35)	$1.15	$ 0.00	(0.89)	$ 0.25
Net income	2.12	(0.01)	0.00	2.11	7.88	0.05	0.00	7.94
[3]	Amounts as reported in the company’s financial statements in its Quarterly Report on Form 10-Q for the quarter ended December 31, 2011

	Quarter ended March 31, 2012				Quarter ended April 2, 2011
(in millions) (Unaudited)	As Reported [4]	Adjustment	Disc. Ops.	As Restated	As Reported [4]	Adjustment	Disc. Ops.	As Restated
Continuing Operations
Net sales	$1,899	$ (5)	$(929)	$ 965	$1,860	$ (10)	$(911)	$ 939
Cost of sales	1,312	(3)	(610)	699	1,226	(5)	(570)	651
Selling, general and administrative expenses	458	3	(251)	210	436	–	(216)	220
Net charges for exit activities, asset and business dispositions	63	7	(66)	4	4	–	(1)	3
Operating income	66	(12)	(2)	52	194	(5)	(124)	65
Interest expense	29	–	(7)	22	25	–	(7)	18
Interest income	(11)	–	9	(2)	(9)	–	8	(1)
Income from continuing operations before tax	48	(12)	(4)	32	178	(5)	(125)	48
Income tax expense (benefit)	10	(9)	(58)	(57)	54	(2)	(38)	14
Income (loss) from Continuing Operations	38	(3)	54	89	124	(3)	(87)	34
Income (loss) from disc. operations, net of tax	20	–	(54)	(34)	3	(3)	87	87
Gain (loss) on sale disc. operations, net of tax	(60)	2	–	(58)	29	–	–	29
Net income from discontinued operations	(40)	2	(54)	(92)	32	(3)	87	116
Net income (loss)	(2)	(1)	–	(3)	156	(6)	–	150
Net income from non-controlling interest	–	–	–		3	–	–	3
Net income (loss) attributable to Hillshire Brands	$(2)	$ (1)	$ –	$ (3)	$ 153	$ (6)	$ –	$ 147
Earnings per share – Basic
Income (loss) from continuing operations	$ 0.31	$(0.03)	$0.46	$0.75	$ 1.03	$(0.01)	(0.73)	$0.28
Net income	(0.02)	(0.01)	0.00	(0.02)	1.26	(0.04)	0.00	1.22
Earnings per share – Diluted
Income (loss) from continuing operations	$ 0.31	$(0.03)	$0.46	$0.74	$ 1.02	$(0.01)	(0.73)	$0.28
Net income	(0.02)	(0.01)	0.00	(0.02)	1.25	(0.04)	0.00	1.21
[4]	Amounts as reported in the company’s financial statements in its Quarterly Report on Form 10-Q for the quarter ended March 31, 2012

	Nine Months ended March 31, 2012				Nine Months ended April 2, 2011
(in millions) (Unaudited)	As Reported [4]	Adjustment	Disc. Ops.	As Restated	As Reported [4]	Adjustment	Disc. Ops.	As Restated
Continuing Operations
Net sales	$5,923	$ (3)	$(2,842)	$3,078	$5,545	$ (5)	$(2,537)	$3,003
Cost of sales	4,024	–	(1,803)	2,221	3,664	(1)	(1,567)	2,096
Selling, general and administrative expenses	1,410	–	(742)	668	1,308	7	(628)	687
Net charges for exit activities, asset and business dispositions	179	2	(111)	70	47	–	(40)	7
Impairment charges	32	–	(18)	14	–	–	–	–
Operating income	278	(5)	(168)	105	526	(11)	(302)	213
Interest expense	88	–	(21)	67	87	–	(18)	69
Interest income	(31)	–	27	(4)	(21)	–	18	(3)
Debt extinguishment costs	–	–	–	–	55	–	–	55
Income from continuing operations before tax	221	(5)	(174)	42	405	(11)	(302)	92
Income tax expense (benefit)	184	(3)	(187)	(6)	132	(8)	(98)	26
Income (loss) from Continuing Operations	37	(2)	13	48	273	(3)	(204)	66
Income (loss) from disc. operations, net of tax	(188)	–	(13)	(201)	302	(3)	204	503
Gain on sale disc. operations, net of tax	403	(1)	–	402	608	8	–	616
Net income from discontinued operations	215	(1)	(13)	201	910	5	204	1,119
Net income	252	(3)	–	249	1,183	2	–	1,185
Net income from non-controlling interest	3	–	–	3	7	–	–	7
Net income attributable to Hillshire Brands	$ 249	$ (3)	$ –	$ 246	$1,176	$ 2	$ –	$1,178
Earnings per share – Basic
Income (loss) from continuing operations	$0.31	$(0.01)	$ 0.11	$ 0.41	$2.16	$(0.02)	(1.62)	$ 0.53
Net income	2.10	(0.02)	0.00	2.08	9.30	0.01	0.00	9.31
Earnings per share – Diluted
Income (loss) from continuing operations	$0.31	$(0.01)	$ 0.11	$ 0.40	$2.15	$(0.02)	(1.61)	$ 0.52
Net income	2.09	(0.02)	0.00	2.07	9.25	0.01	0.00	9.27
[4]	Amounts as reported in the company’s financial statements in its Quarterly Report on Form 10-Q for the quarter ended March 31, 2012

Consolidated Balance Sheet Impact

	July 2 , 2011				October 1, 2011
(in millions) (Unaudited)	As Reported [5]	Adjustment	Disc. Ops.	As Restated	As Reported [5]	Adjustment	Disc. Ops.	As Restated
Condensed Consolidated Balance Sheets
Assets
Cash and equivalents	$2,066	$ –	$(1,992)	$ 74	$1,685	$ –	$(1,630)	$ 55
Trade accounts receivable, less allowances	929	(110)	(524)	295	766	(85)	(389)	292
Inventories	976	33	(722)	287	1,025	21	(705)	341
Current deferred income taxes	54	–	(50)	4	43	–	(39)	4
Other current assets	274	(22)	(85)	167	297	(2)	(236)	59
Receivable for proceeds on business disposition	–	–	–	–	552	–	–	552
Assets held for sale	285	–	3,373	3,658	511	–	2,999	3,510
Total current assets	4,584	(99)	–	4,485	4,879	(66)	–	4,813
Property, net of accumulated depreciation	1,648	(1)	(789)	858	1,321	(1)	(486)	834
Trademarks and other identifiable intangibles, net	322	–	(164)	158	258	–	(109)	149
Goodwill	811	–	(463)	348	597	–	(249)	348
Deferred income taxes	256	11	(211)	56	185	6	(177)	14
Pension asset	265	–	(257)	8	362	–	(356)	6
Other noncurrent assets	256	–	(172)	84	221	–	(58)	163
Noncurrent assets held for sale	1,391	(3)	2,097	3,485	1,229	–	1,435	2,664
	$9,533	$ (92)	$ 41	$9,482	$9,052	(61)	$ –	$8,991

Liabilities and Equity
Notes payable	$238	$ –	$ (40)	$ 198	439	$ –	$ (104)	$ 335
Accounts payable	954	–	(499)	455	740	–	(344)	396
Income taxes payable and current deferred taxes	469	–	(17)	452	439	23	(158)	304
Other accrued liabilities	1,681	(11)	(1,057)	613	1,299	(9)	(805)	485
Current maturities of long-term debt	473	–	(472)	1	443	–	(443)	–
Liabilities held for sale	307	–	2,085	2,392	533	–	1,854	2,387
Total current liabilities	4,122	(11)	–	4,111	3,893	14	–	3,907
Long-term debt	1,936	–	(26)	1,910	1,935	–	(22)	1,913
Pension obligation	218	–	(97)	121	206	–	(89)	117
Deferred income taxes	184	(25)	(159)	–	362	–	(327)	35
Other liabilities	826	(1)	(508)	317	726	–	(425)	301
Noncurrent liabilities held for sale	273	26	831	1,130	294	–	863	1,157
Total Equity	1,974	(81)	–	1,893	1,636	(75)	–	1,561
	$9,533	$ (92)	$ 41	$9,482	$9,052	$(61)	$ –	$8,991

	December 31, 2011				March 31, 2012
(in millions) (Unaudited)	As Reported [5]	Adjustment	Disc. Ops.	As Restated	As Reported [5]	Adjustment	Disc. Ops.	As Restated
Condensed Consolidated Balance Sheets
Assets
Cash and equivalents	$2,751	$ –	$(2,610)	$ 141	$2,655	$ –	$(2,555)	$ 100
Trade accounts receivable, less allowances	760	(87)	(407)	266	734	(95)	(393)	246
Inventories	917	26	(652)	291	907	28	(641)	294
Current deferred income taxes	26	–	(20)	6	35	–	(29)	6
Other current assets	349	(28)	(108)	213	324	(4)	(189)	131
Receivable for proceeds on business disposition	376	–	–	376	–	–	–	–
Assets held for sale	78	–	3,797	3,875	5	–	3,807	3,812
Total current assets	5,257	(89)	–	5,168	4,660	(71)	–	4,589
Property, net of accumulated depreciation	1,291	–	(468)	823	1,300	(1)	(490)	809
Trademarks and other identifiable intangibles, net	247	–	(107)	140	400	–	(263)	137
Goodwill	592	–	(244)	348	599	–	(251)	348
Deferred income taxes	145	4	(109)	40	139	7	(73)	73
Pension asset	354	–	(344)	10	427	–	(423)	4
Other noncurrent assets	223	–	(136)	87	244	–	(169)	75
Noncurrent assets held for sale	77	–	1,408	1,485	5	–	1,669	1,674
	$8,186	$ (85)	$ –	$8,101	$7,774	$(65)	$ –	$7,709

Liabilities and Equity
Notes payable	122	$ –	$ (122)	$ –	187	$ –	$(92)	$95
Accounts payable	728	–	(345)	383	693	–	(293)	400
Income taxes payable and current deferred taxes	594	–	(12)	582	615	24	(47)	592
Other accrued liabilities	1,176	(8)	(650)	518	1,061	(9)	(603)	449
Current maturities of long-term debt	390	–	(389)	1	985	–	(5)	980
Liabilities held for sale	70	3	1,518	1,591	–	1	1,040	1,041
Total current liabilities	3,080	(5)	–	3,075	3,541	16	–	3,557
Long-term debt	1,935	–	(22)	1,913	954	–	(19)	935
Pension obligation	240	–	(85)	155	225	–	(85)	140
Deferred income taxes	212	–	(212)	–	211	–	(211)	–
Other liabilities	712	(8)	(386)	318	698	(7)	(380)	311
Noncurrent liabilities held for sale	3	–	705	708	–	–	695	695
Total Equity	2,004	(72)	–	1,932	2,145	(74)	–	2,071
	$8,186	$ (85)	$ –	$8,101	$7,774	$(65)	$ –	$7,709

[5]	Amounts represent the balance sheets as originally reported in the company’s filings for the respective period ends.

Consolidated Statement of Cash Flow Impact The restatement did not change the total cash flows from operating, investing or financing activities for any of the quarters or full years impacted by the restatements. However, certain amounts within Cash from Operating Activities were impacted by the non-cash adjustments to correct the errors – net income (loss) was adjusted to reflect the restatement impact with an offset to Increase (decrease) in deferred taxes; Other and/or Changes in Accounts receivable or Inventories. The following table shows the impact of the restatements on the previously reported cash flow items within Cash from Operating Activities for 2011 and 2010.

	July 2, 2011		July 3, 2010
In millions	As Reported[6]	As Restated	As Reported[6]	As Restated
Operating Activities
Net income	$1,296	$1,272	$527	$539
Adjustments to reconcile net income to net cash from operating activities
Amortization expense	84	84	94	93
Increase (decrease) in deferred income taxes	187	180	527	525
Other	(20)	(19)	22	4
Changes in current assets and liabilities, net of businesses acquired and sold
Accounts receivable	105	116	55	58
Inventories	(202)	(206)	52	57
Other current assets	(43)	(42)	(27)	(26)
Accrued liabilities	(170)	(171)	19	19
Accrued taxes	155	178	(274)	(274)
Net cash from operating activities	$ 447	$ 447	$ 952	$ 952

Comprehensive Income Impact

	July 2, 2011		July 3, 2010
In millions	As Reported[6]	As Restated	As Reported[6]	As Restated
Comprehensive Income
Net income	$1,296	$1,272	$ 527	$ 539
Translation adjustments, net of tax	332	325	(82)	(85)
Net unrealized gain (loss) on qualifying cash flow hedges, net of tax	7	7	8	8
Pension/Postretirement activity, net of tax	317	317	(235)	(235)
Other comprehensive income activity, net of tax	–	–	2	2
Comprehensive income (loss)	$1,952	$1,921	$ 220	$ 229

	Quarter ended October 1, 2011		Quarter ended December 31, 2011		Quarter ended March 31, 2012
In millions Unaudited	As Reported[6]	As Restated	As Reported[6]	As Restated	As Reported[6]	As Restated
Comprehensive Income
Net income (loss)	$(215)	$(218)	$469	$470	$ (2)	$ (3)
Translation adjustments, net of tax	(142)	(133)	14	16	193	192
Net unrealized gain (loss) on qualifying cash flow hedges, net of tax	(1)	(1)	(9)	(9)	(2)	(2)
Pension/Postretirement activity, net of tax	10	10	(12)	(12)	(8)	(8)
Comprehensive income (loss)	$(348)	$(342)	$462	$465	$181	$179

	Six Months ended December 31, 2011		Nine Months ended March 31, 2012
In millions Unaudited	As Reported[6]	As Restated	As Reported[6]	As Restated
Comprehensive Income
Net income (loss)	$ 254	$ 252	$252	$249
Translation adjustments, net of tax	(128)	(117)	65	75
Net unrealized gain (loss) on qualifying cash flow hedges, net of tax	(10)	(10)	(12)	(12)
Pension/Postretirement activity, net of tax	(2)	(2)	(10)	(10)
Comprehensive income (loss)	$ 114	$ 123	$295	$302

	Quarter ended October 2, 2010		Quarter ended January 1, 2011		Quarter ended April 2, 2011
(in millions)	As reported[6]	As Restated	As reported[6]	As Restated	As reported[6]	As Restated
Comprehensive Income
Net Income (loss)	$194	$197	$833	$838	$156	$150
Translation adjustments, net of tax	193	191	(39)	(40)	129	127
Net unrealized gain (loss) on qualifying cash flow hedges, net of tax	–	–	14	14	5	5
Pension/Postretirement activity, net of tax	(29)	(29)	40	40	(26)	(26)
Comprehensive income (loss)	$358	$359	$848	$852	$264	$256

	Six months ended January 1, 2011		Nine Months ended April 2, 2011
(in millions)	As reported[6]	As Restated	As reported[6]	As Restated
Comprehensive Income
Net Income	$1,027	$1,035	$1,183	$1,185
Translation adjustments, net of tax	154	151	283	278
Net unrealized gain (loss) on qualifying cash flow hedges, net of tax	14	14	19	19
Pension/Postretirement activity, net of tax	11	11	(15)	(15)
Comprehensive income (loss)	$1,206	$1,211	$1,470	$1,467

6	Amounts represent the balances as originally reported in the company’s filings for the respective period ends.

Summary of Significant Accounting Policies	12 Months Ended
Jun. 30, 2012
Summary of Significant Accounting Policies

Note 2 – Summary of Significant Accounting Policies

The Consolidated Financial Statements have been prepared in accordance with generally accepted accounting principles in the U.S. (GAAP).

The preparation of the Consolidated Financial Statements in conformity with GAAP requires management to make use of estimates and assumptions that affect the reported amount of assets and liabilities, revenues and expenses and certain financial statement disclosures. Significant estimates in these Consolidated Financial Statements include allowances for doubtful accounts receivable, net realizable value of inventories, the cost of sales incentives, useful lives of property and identifiable intangible assets, the evaluation of the recoverability of property, identifiable intangible assets and goodwill, self-insurance reserves, income tax and valuation reserves, the valuation of assets and liabilities acquired in business combinations, assumptions used in the determination of the funded status and annual expense of pension and postretirement employee benefit plans, and the volatility, expected lives and forfeiture rates for stock compensation instruments granted to employees. Actual results could differ from these estimates.

Reacquired Shares The company is incorporated in the state of Maryland and under those laws reacquired shares are retired. As shares are reacquired, the cost in excess of par value first reduces capital surplus, to the extent available, with any residual cost applied against retained earnings.

Sales Recognition and Incentives The company recognizes sales when they are realized or realizable and earned. The company considers revenue realized or realizable and earned when persuasive evidence of an arrangement exists, delivery of products has occurred, the sales price charged is fixed or determinable, and collectability is reasonably assured. For the company, this generally means that we recognize sales when title to and risk of loss of our products pass to our resellers or other customers. In particular, title usually transfers upon receipt of our product at our customers’ locations, or upon shipment, as determined by the specific sales terms of the transactions.

Sales are recognized as the net amount to be received after deducting estimated amounts for sales incentives, trade allowances and product returns. The company estimates trade allowances and product returns based on historical results taking into consideration the customer, transaction and specifics of each arrangement. The company provides a variety of sales incentives to resellers and consumers of its products, and the policies regarding the recognition and display of these incentives within the Consolidated Statements of Income are as follows:

Discounts, Coupons and Rebates The cost of these incentives is recognized at the later of the date at which the related sale is recognized or the date at which the incentive is offered. The cost of these incentives is estimated using a number of factors, including historical utilization and redemption rates. Substantially all cash incentives of this type are included in the determination of net sales. Incentives offered in the form of free product are included in the determination of cost of sales.

Slotting Fees Certain retailers require the payment of slotting fees in order to obtain space for the company’s products on the retailer’s store shelves. These amounts are included in the determination of net sales when a liability to the retailer is created.

Volume-Based Incentives These incentives typically involve rebates or refunds of a specified amount of cash only if the reseller reaches a specified level of sales. Under incentive programs of this nature, the company estimates the incentive and allocates a portion of the incentive to reduce each underlying sales transaction with the customer.

Cooperative Advertising Under these arrangements, the company agrees to reimburse the reseller for a portion of the costs incurred by the reseller to advertise and promote certain of the company’s products. The company recognizes the cost of cooperative advertising programs in the period in which the advertising and promotional activity first takes place. The costs of these incentives are generally included in the determination of net sales.

Fixtures and Racks Store fixtures and racks are given to retailers to display certain of the company’s products. The costs of these fixtures and racks are recognized as expense in the period in which they are delivered to the retailer.

Advertising Expense Advertising costs, which include the development and production of advertising materials and the communication of this material through various forms of media, are expensed in the period the advertising first takes place. Advertising expense is recognized in the “Selling, general and administrative expenses” line in the Consolidated Statements of Income. Total media advertising expense for continuing operations was $87 million in 2012, $82 million in 2011 and $93 million in 2010.

Cash and Equivalents All highly liquid investments purchased with a maturity of three months or less at the time of purchase are considered to be cash equivalents.

Accounts Receivable Valuation Accounts receivable are stated at their net realizable value. The allowance for doubtful accounts reflects the company’s best estimate of probable losses inherent in the receivables portfolio determined on the basis of historical experience, specific allowances for known troubled accounts and other currently available information.

Shipping and Handling Costs Shipping and handling costs are $268 million in 2012, $249 million in 2011 and $265 million in 2010. These costs are recognized in the “Selling, general and administrative expenses” line of the Consolidated Statements of Income.

Inventory Valuation Inventories are stated at the lower of cost or market. Cost is determined by the first-in, first-out (FIFO) method. Rebates, discounts and other cash consideration received from a vendor related to inventory purchases is reflected as a reduction in the cost of the related inventory item, and is therefore, reflected in cost of sales when the related inventory item is sold.

Recognition and Reporting of Planned Business Dispositions When a decision to dispose of a business component is made, it is necessary to determine how the results will be presented within the financial statements and whether the net assets of that business are recoverable. The following summarizes the significant accounting policies and judgments associated with a decision to dispose of a business.

Discontinued Operations – A discontinued operation is a business component that meets several criteria. First, it must be possible to clearly distinguish the operations and cash flows of the component from other portions of the business. Second, the operations need to have been sold, spun-off or classified as held for sale. Finally, after the disposal, the cash flows of the component must be eliminated from continuing operations and the company may not have any significant continuing involvement in the business. Significant judgments are involved in determining whether a business component meets the criteria for discontinued operation reporting and the period in which these criteria are met. The results for a business to be spun-off do not meet the criteria for discontinued operations reporting until the completion of the spin-off.

If a business component is reported as a discontinued operation, the results of operations through the date of sale are presented on a separate line of the income statement. Interest on corporate level debt is not allocated to discontinued operations. Any gain or loss recognized upon the disposition of a discontinued operation is also reported on a separate line of the income statement. Prior to disposition, the assets and liabilities of discontinued operations are aggregated and reported on separate lines of the balance sheet.

Gains and losses related to the sale of business components that do not meet the discontinued operation criteria are reported in continuing operations and separately disclosed, if significant.

Businesses Held for Sale In order for a business to be classified as held for sale, several criteria must be achieved. These criteria include, among others, an active program to market the business and locate a buyer, as well as the probable disposition of the business within one year. Upon being classified as held for sale, the recoverability of the carrying value of a business must be assessed. Evaluating the recoverability of the assets of a business classified as held for sale follows a defined order in which property and intangible assets subject to amortization are considered only after the recoverability of goodwill, intangible assets not subject to amortization and other assets are assessed. After the valuation process is completed, the held for sale business is reported at the lower of its carrying value or fair value less cost to sell and no additional depreciation expense is recognized related to property. The carrying value of a held for sale business includes the portion of the cumulative translation adjustment related to the operation. Once a business is classified as held for sale, all of its historical balance sheet information is included in assets and liabilities held for sale in the balance sheet.

Businesses Held for Use If a decision to dispose of a business is made and the held for sale criteria are not met, the business is considered held for use and its assets are evaluated for recoverability in the following order: assets other than goodwill; property and intangibles subject to amortization; and finally, goodwill. In evaluating the recoverability of property and intangible assets subject to amortization, in a held for use business, the carrying value of the business is first compared to the sum of the undiscounted cash flows expected to result from the use and eventual disposition of the operation. If the carrying value exceeds the undiscounted expected cash flows, then an impairment is recognized if the carrying value of the business exceeds its fair value.

There are inherent judgments and estimates used in determining future cash flows and it is possible that additional impairment charges may occur in future periods. In addition, the sale of a business can result in the recognition of a gain or loss that differs from that anticipated prior to the closing date.

Property Property is stated at historical cost and depreciation is computed using the straight-line method over the lives of the assets. Machinery and equipment are depreciated over periods ranging from 3 to 25 years and buildings and building improvements over periods of up to 40 years. Additions and improvements that substantially extend the useful life of a particular asset and interest costs incurred during the construction period of major properties are capitalized. Leasehold improvements are capitalized and amortized over the shorter of the remaining lease term or remaining economic useful life. Repairs and maintenance costs are charged to expense. Upon the sale or disposition of property, the cost and related accumulated depreciation are removed from the accounts. Capitalized interest was $5 million in 2012, $10 million in 2011 and $10 million in 2010.

Property is tested for recoverability whenever events or changes in circumstances indicate that its carrying value may not be recoverable. Such events include significant adverse changes in the business climate, current period operating or cash flow losses, forecasted continuing losses or a current expectation that an asset group will be disposed of before the end of its useful life or spun-off. Recoverability of property is evaluated by a comparison of the carrying amount of an asset or asset group to future net undiscounted cash flows expected to be generated by the asset or asset group. If the carrying amount exceeds the estimated future undiscounted cash flows then an asset is not recoverable. The impairment loss recognized is the amount by which the carrying amount of the asset exceeds the estimated fair value using discounted estimated future cash flows.

Assets that are to be disposed of by sale are recognized in the financial statements at the lower of carrying amount or fair value, less cost to sell, and are not depreciated after being classified as held for sale. In order for an asset to be classified as held for sale, the asset must be actively marketed, be available for immediate sale and meet certain other specified criteria.

Trademarks and Other Identifiable Intangible Assets The primary identifiable intangible assets of the company are trademarks and customer relationships acquired in business combinations and computer software. The company capitalizes direct costs of materials and services used in the development and purchase of internal-use software. Identifiable intangibles with finite lives are amortized and those with indefinite lives are not amortized. The estimated useful life of a finite-lived identifiable intangible asset is based upon a number of factors, including the effects of demand, competition, expected changes in distribution channels and the level of maintenance expenditures required to obtain future cash flows.

Identifiable intangible assets that are subject to amortization are evaluated for impairment using a process similar to that used in evaluating the recoverability of property, plant and equipment. Identifiable intangible assets not subject to amortization are assessed for impairment at least annually and as triggering events may occur. The impairment test for identifiable intangible assets not subject to amortization consists of a comparison of the fair value of the intangible asset with its carrying amount. An impairment loss is recognized for the amount by which the carrying value exceeds the fair value of the asset. In making this assessment, management relies on a number of factors to discount estimated future cash flows including operating results, business plans and present value techniques. Rates used to discount cash flows are dependent upon interest rates and the cost of capital at a point in time. There are inherent assumptions and judgments required in the analysis of intangible asset impairment. It is possible that assumptions underlying the impairment analysis will change in such a manner that impairment in value may occur in the future.

Goodwill Goodwill is the difference between the purchase price and the fair value of the assets acquired and liabilities assumed in a business combination. When a business combination is completed, the assets acquired and liabilities assumed are assigned to the reporting unit or units of the company given responsibility for managing, controlling and generating returns on these assets and liabilities. Reporting units are business components at or one level below the operating segment level for which discrete financial information is available and reviewed by segment management. In many instances, all of the acquired assets and liabilities are assigned to a single reporting unit and in these cases all of the goodwill is assigned to the same reporting unit. In those situations in which the acquired assets and liabilities are allocated to more than one reporting unit, the goodwill to be assigned to each reporting unit is determined in a manner similar to how the amount of goodwill recognized in the business combination is determined.

Goodwill is not amortized; however, it is assessed for impairment at least annually and as triggering events may occur. The company performs its annual review for impairment in the fourth quarter of each fiscal year.

In 2012, the company adopted the recently amended accounting standards regarding goodwill impairment reviews that permit an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. The more-likely-than-not threshold is defined as having a likelihood of more than 50%. Some of the factors considered in the qualitative assessment process were the overall financial performance of the business including current and expected cash flows, revenues and earnings; changes in macroeconomic or industry conditions; changes in cost factors such as raw materials and labor; and changes in management, strategy or customers. If, after assessing the totality of events or circumstances, an entity determines that it is not more likely than not that the fair value is less than the carrying amount, then the two step process of impairment testing is unnecessary.

However, if the qualitative assessment discussed above indicates that there may be a possible impairment then the first step of the goodwill impairment test is required to be performed. The first step involves a comparison of the fair value of a reporting unit with its carrying value. If the carrying value of the reporting unit exceeds its fair value, the second step of the process is necessary and involves a comparison of the implied fair value and the carrying value of the goodwill of that reporting unit. If the carrying value of the goodwill of a reporting unit exceeds the implied fair value of that goodwill, an impairment loss is recognized in an amount equal to the excess.

In evaluating the recoverability of goodwill, it is necessary to estimate the fair values of the reporting units. In making this assessment, management relies on a number of factors to discount anticipated future cash flows, including operating results, business plans and present value techniques. The fair value of reporting units is estimated based on a weighting of two models – a discounted cash flow model and a market multiple model. The discounted cash flow model uses management’s business plans and projections as the basis for expected future cash flows for the first three years and a residual growth rate thereafter depending on the growth prospects for the reporting unit. The market multiple approach employs market multiples of revenues and earnings for companies comparable to the company’s reporting units. Management believes the assumptions used for the impairment test are consistent with those utilized by a market participant performing similar valuations for our reporting units. A separate discount rate derived from published sources was utilized for each reporting unit. Rates used to discount cash flows are dependent upon interest rates, market-based risk premium and the cost of capital at a point in time. Because some of the inherent assumptions and estimates used in determining the fair value of these reporting units are outside the control of management, including interest rates, market-based risk premium, the cost of capital, and tax rates, changes in these underlying assumptions and our credit rating can also adversely impact the business units’ fair values. The amount of any impairment is dependent on these factors, which cannot be predicted with certainty.

Exit and Disposal Activities Exit and disposal activities primarily consist of various actions to sever employees, exit certain contractual obligations and dispose of certain assets. Charges are recognized for these actions in the period in which the liability is incurred. Adjustments to previously recorded charges resulting from a change in estimated liability are recognized in the period in which the change is identified. Our methodology used to record these charges is described below.

Severance Severance actions initiated by the company are generally covered under previously communicated benefit arrangements, which provides for termination benefits in the event that an employee is involuntarily terminated. Liabilities are recorded under these arrangements when it is probable that employees will be entitled to benefits and the amount can be reasonably estimated. This generally occurs when management with the appropriate level of authority approves an action to terminate employees who have been identified and targeted for termination within one year.

Noncancelable Lease and Contractual Obligations Liabilities are incurred for noncancelable lease and other contractual obligations when the company terminates the contract in accordance with contract terms or when the company ceases using the right conveyed by the contract or exits the leased space. The charge for these items is determined based on the fair value of remaining lease rentals reduced by the fair value of estimated sublease rentals that could reasonably be obtained for the property, estimated using an expected present value technique.

Other For other costs associated with exit and disposal activities, a charge is recognized at its fair value in the period in which the liability is incurred, estimated using an expected present value technique, generally when the services are rendered.

Stock-Based Compensation The company recognizes the cost of employee services received in exchange for awards of equity instruments over the vesting period based upon the grant date fair value of those awards.

Income Taxes The company’s tax rate from period to period is affected by many factors. The most significant of these factors includes changes in tax legislation, the tax characteristics of the company’s income, the timing and recognition of goodwill impairments and acquisitions and dispositions. In addition, the company’s tax returns are routinely audited and finalization of issues raised in these audits sometimes affects the tax provision. It is reasonably possible that tax legislation in the jurisdictions in which the company does business may change in future periods. While such changes cannot be predicted, if they occur, the impact on the company’s tax assets and obligations will need to be measured and recognized in the financial statements.

Deferred taxes are recognized for the future tax effects of temporary differences between financial and income tax reporting using tax rates for the years in which the differences are expected to reverse. Federal income taxes are provided on that portion of the income of foreign subsidiaries that are expected to be remitted to the U.S. and be taxable.

The management of the company periodically estimates the probable tax obligations of the company using historical experience in tax jurisdictions and informed judgments in accordance with GAAP. For a tax benefit to be recognized, a tax position must be more-likely-than-not to be sustained upon examination by the taxing authority. The company adjusts these reserves in light of changing facts and circumstances; however, due to the complexity of some of these situations, the ultimate payment may be materially different from the estimated recorded amounts. Any adjustment to a tax reserve impacts the company’s tax expense in the period in which the adjustment is made.

Defined Benefit, Postretirement and Life-Insurance Plans

The company recognizes the funded status of defined pension and postretirement plans in the Consolidated Balance Sheet. The funded status is measured as the difference between the fair market value of the plan assets and the benefit obligation. The company measures its plan assets and liabilities as of its fiscal year end. For a defined benefit pension plan, the benefit obligation is the projected benefit obligation; for any other defined benefit postretirement plan, such as a retiree health care plan, the benefit obligation is the accumulated postretirement benefit obligation. Any overfunded status should be recognized as an asset and any underfunded status should be recognized as a liability. Any transitional asset/(liability), prior service cost (credit) or actuarial (gain)/loss that has not yet been recognized as a component of net periodic cost is recognized in the accumulated other comprehensive income section of the Consolidated Statements of Equity, net of tax. Accumulated other comprehensive income will be adjusted as these amounts are subsequently recognized as a component of net periodic benefit costs in future periods.

Financial Instruments The company uses financial instruments, including forward exchange, options, futures and swap contracts, to manage its exposures to movements in interest rates, foreign exchange rates and commodity prices. The use of these financial instruments modifies the exposure of these risks with the intent to reduce the risk or cost to the company. The company does not use derivatives for trading purposes and is not a party to leveraged derivatives.

The company uses either hedge accounting or mark-to-market accounting for its derivative instruments. Under hedge accounting, the company formally documents its hedge relationships, including identification of the hedging instruments and the hedged items, as well as its risk management objectives and strategies for undertaking the hedge transaction. This process includes linking derivatives that are designated as hedges of specific assets, liabilities, firm commitments or forecasted transactions. The company also formally assesses, both at inception and at least quarterly thereafter, whether the derivatives that are used in hedging transactions are highly effective in offsetting changes in either the fair value or cash flows of the hedged item. If it is determined that a derivative ceases to be a highly effective hedge, or if the anticipated transaction is no longer likely to occur, the company discontinues hedge accounting and any deferred gains or losses are recorded in the “Selling, general and administrative expenses” line in the Consolidated Statements of Income. Derivatives are recorded in the Consolidated Balance Sheets at fair value in other assets and other liabilities. For more information about accounting for derivatives see Note 15, “Financial Instruments.”

Self-Insurance Reserves The company purchases third-party insurance for workers’ compensation, automobile and product and general liability claims that exceed a certain level. The company is responsible for the payment of claims under these insured limits. The undiscounted obligation associated with these claims is accrued based on estimates obtained from consulting actuaries. Historical loss development factors are utilized to project the future development of incurred losses, and these amounts are adjusted based upon actual claim experience and settlements. Accrued reserves, excluding any amounts covered by insurance, were $41 million as of June 30, 2012 and $56 million as of July 2, 2011.

Business Acquisitions With respect to business acquisitions, the company is required to recognize and measure the identifiable assets acquired, liabilities assumed, contractual contingencies, contingent consideration and any noncontrolling interest in an acquired business at fair value on the acquisition date. In addition, the accounting guidance also requires expensing acquisition costs when incurred, restructuring costs in periods subsequent to the acquisition date, and any adjustments to deferred tax asset valuation allowances and acquired uncertain tax positions after the measurement period to be reflected in income tax expense.

Foreign Currency Translation Foreign currency denominated assets and liabilities are translated into U.S. dollars at exchange rates existing at the respective balance sheet dates. Translation adjustments resulting from fluctuations in exchange rates are recorded as a separate component of other comprehensive income within common stockholders’ equity. The company translates the results of operations of its foreign subsidiaries at the average exchange rates during the respective periods. Gains and losses resulting from foreign currency transactions, the amounts of which are not material, are included in selling, general and administrative expenses.

Intangible Assets and Goodwill	12 Months Ended
Jun. 30, 2012
Intangible Assets and Goodwill

Note 3 – Intangible Assets and Goodwill

The primary components of the intangible assets reported in continuing operations and the related amortization expense follows:

(in millions)	Gross	Accumulated Amortization	Net Book Value
2012
Intangible assets subject to amortization
Trademarks	$ 31	$ 2	$ 29
Customer relationships	72	44	28
Computer software	128	100	28
Other contractual agreements	3	–	3
	$234	$146	88
Trademarks and brand names not subject to amortization			44
Net book value of intangible assets			$132

(in millions)	Gross	Accumulated Amortization	Net Book Value
2011
Intangible assets subject to amortization
Trademarks	$ 31	$ –	$ 31
Customer relationships	72	42	30
Computer software	137	87	50
Other contractual agreements	3	–	3
	$243	$129	114
Trademarks and brand names not subject to amortization			44
Net book value of intangible assets			$158

The year-over-year change in the value of trademarks and brand names and customer relationships is primarily due to the impact of amortization during the year. In 2011, the North American Retail segment acquired Aidells, a gourmet sausage company, which created $31 million of trademarks and brand names, $30 million of customer relationships and $3 million of other contractual agreements. The amortization expense reported in continuing operations for intangible assets subject to amortization was $21 million in 2012, $31 million in 2011 and $25 million in 2010. The estimated amortization expense for the next five years, assuming no change in the estimated useful lives of identifiable intangible assets or changes in foreign exchange rates, is as follows: $12 million in 2013, $11 million in 2014, $11 million in 2015, $10 million in 2016 and $4 million in 2017. At June 30, 2012, the weighted average remaining useful life for trademarks is 19 years; customer relationships is 14 years; computer software is 4 years; and other contractual agreements is 9 years.

Goodwill In May 2011, the North American Retail segment acquired Aidells, a gourmet sausage company, for $87 million and recognized $36 million of goodwill.

The goodwill reported in continuing operations associated with each business segment and the changes in those amounts during 2012 and 2011 are as follows:

(in millions)	Retail	Foodservice/ Other	Total
Net book value at July 3, 2010
Gross goodwill	$103	$622	$725
Accumulated impairment losses	–	(382)	(382)
Net goodwill	103	240	343
Acquisitions	36	–	36
Held for disposal	–	(31)	(31)
Net book value at July 2, 2011
Gross goodwill	139	591	730
Accumulated impairment losses	–	(382)	(382)
Net goodwill	139	209	348
Net book value at June 30, 2012
Gross goodwill	139	591	730
Accumulated impairment losses	–	(382)	(382)
Net goodwill	$139	209	348

Impairment Charges	12 Months Ended
Jun. 30, 2012
Impairment Charges

Note 4 – Impairment Charges

The company recognized impairment charges in 2012, 2011 and 2010 and the significant impairments are reported on the “Impairment charges” line of the Consolidated Statements of Income. The tax benefit is determined using the statutory tax rates for the tax jurisdiction in which the impairment occurred. The impact of these charges is summarized in the following tables:

(in millions)	Pretax Impairment Charge	Tax Benefit	After Tax Charge
2012
General corporate expenses	$14	$5	$ 9
2011
Foodservice/Other	$15	$5	$10
2010
Foodservice/Other	$15	$5	$10

The company currently tests goodwill and intangible assets not subject to amortization for impairment in the fourth quarter of its fiscal year and whenever a significant event occurs or circumstances change that would more likely than not reduce the fair value of these intangible assets. Other long-lived assets are tested for recoverability whenever events or changes in circumstances indicate that its carrying value may not be recoverable. The following is a discussion of each impairment charge:

2012

Capitalized computer software – The company recognized a $14 million impairment charge related to the write-down of capitalized computer software which was no longer determined to have any future use by the company. These charges were recognized as part of general corporate expenses.

2011

Foodservice/Other Property – The company recognized a $15 million impairment charge related to the write-down of manufacturing equipment associated with the foodservice bakery operations of the Foodservice/Other segment.

2010

Foodservice/Other Property – The company recognized a $15 million impairment charge related to the write-down of manufacturing equipment associated with the foodservice bakery operations of the Foodservice/Other segment due to the loss of a customer contract.

Discontinued Operations	12 Months Ended
Jun. 30, 2012
Discontinued Operations

Note 5 – Discontinued Operations

On August 1, 2012, D.E. Master Blenders 1753, N.V. announced that it had discovered accounting irregularities involving previously issued financial results for its Brazilian operations, which would require the restatement of their previously issued financial statements for the periods from fiscal 2009 to 2012. The financial results of the Brazilian operations are reported as part of discontinued operations in the Hillshire Brands financial statements as a result of the spin-off of the international coffee and tea operations. As such, Hillshire Brands has restated the historical financial results of its discontinued operations to reflect the correction of the accounting irregularities in the Brazilian operations. See Note 1 – Nature of Operations and Basis of Presentation for additional information.

The following businesses are presented as discontinued operations for all periods presented: North American fresh bakery; international beverage; international household and body care; North American refrigerated dough; foodservice beverage; and European bakery. The assets and liabilities of these disposed businesses meet the accounting criteria to be classified as held for sale or disposition and have been aggregated and reported on separate lines of the Condensed Consolidated Balance Sheets for all periods presented.

North American Operations:

North American Fresh Bakery On October 21, 2011, the company announced an agreement with Grupo Bimbo that allowed the parties to complete the previously announced sale of its North American fresh bakery business for a purchase price of $709 million. The sale also included a small portion of business that was part of the North American Foodservice/Other segment which is not reflected as discontinued operations as it did not meet the definition of a component pursuant to the accounting rules. The transaction closed on November 4, 2011 and Hillshire Brands received $717 million, which included working capital and other purchase price adjustments. The company entered into a customary transition services agreement with the purchaser of this business to provide for the orderly separation of the business and transition of various administrative functions and processes. The services agreement is for a period of one year but may be extended up to an additional two years.

The buyer of the North American Fresh Bakery business assumed all the pension and postretirement medical liabilities associated with these businesses, including any multi-employer pension liabilities. An actuarial analysis under ERISA guidelines was performed to determine the final plan assets that should be transferred to support the pension liabilities assumed by the buyer. The transfer of the benefit plan liabilities to the buyer resulted in the recognition of a $36 million settlement loss related to the defined benefit pension plans and a $71 million settlement gain and a $44 million curtailment gain related to the postretirement benefit plans. These amounts have been included in the gain on disposition of this business.

North American Foodservice Beverage On October 24, 2011, the company announced that it had entered into an agreement to sell the majority of its North American foodservice beverage operations to the J.M. Smucker Company (Smuckers) for $350 million. The transaction closed on December 31, 2011, resulting in the recognition of a pretax gain of $222 million in the second quarter of 2012. The company received $376 million of proceeds, which included a working capital adjustment. The company entered into a customary transition services agreement with Smuckers to provide for the orderly separation of the business and the transition of various administrative functions and processes. The company also entered into a 10 year partnership to collaborate on liquid coffee innovation that will pay the company approximately $50 million plus growth-related royalties over the 10 year period. While this arrangement provided a continuation of cash flows subsequent to the divestiture, it did not represent significant continuing cash flows or significant continuing involvement that would have precluded classification of the North American foodservice beverage component as a discontinued operation. This partnership agreement was subsequently transferred to the international coffee and tea business as part of the spin-off. The company performed an updated impairment analysis for the remaining assets for sale in North American foodservice beverage and recognized a pretax impairment charge of $6 million in 2012 which has been recognized in the operating results for discontinued operations. The company has also recognized exit related costs for this business which is included in the operating results for discontinued operations.

North American Foodservice Refrigerated Dough On August 9, 2011, the company announced it had entered into an agreement to sell its North American refrigerated dough business to Ralcorp for $545 million. The company received $552 million of proceeds, which included working capital adjustments. The company entered into a customary transitional services agreement with the purchaser of this business to provide for the orderly separation of the business and the orderly transition of various functions and processes.

International Operations:

International Coffee and Tea On June 28, 2012, the company’s international coffee and tea business was spun off into a new public company call D.E MASTER BLENDERS 1735 N.V. The separation was effected as follows: a distribution of all of the common stock of a U.S. subsidiary that held all of the company’s international coffee and tea business (CoffeeCo) was made to an exchange agent on behalf of the company’s shareholders of record. Immediately after the distribution of CoffeeCo common stock, CoffeeCo paid a $3.00 per share dividend, which totaled $1.8 billion. After the payment of the dividend, CoffeeCo merged with a subsidiary of D.E MASTER BLENDERS 1753. As a result of the spin-off, the historical results of the international coffee and tea business have been reported as a discontinued operation in the company’s consolidated financial statements. The company entered into a master separation agreement that provided for the orderly separation of the business and transition of various administrative functions and processes. The company does not have any significant continuing involvement in the business and does not expect any material direct cash inflows or outflows with this business.

European Bakery During the first quarter of 2012, management decided to divest the Spanish bakery and French refrigerated dough businesses, collectively referred to as European bakery, requiring that these businesses be tested for impairment under the available for sale model. Based on an estimate of the anticipated proceeds for these businesses, the company recognized a pretax impairment charge of $379 million for the Spanish bakery and French refrigerated dough businesses in 2012. A tax benefit of $38 million was recognized on these impairment charges. On October 10, 2011, the company announced that it had signed an agreement to sell the Spanish bakery business to Grupo Bimbo for €115 million and closed the transaction in the second quarter of 2012, recognizing a pretax gain of $15 million. In the third quarter of 2012, the company also completed the disposition of its French refrigerated dough business for €115 million. A $10 million pretax loss was recognized in 2012 on the sale of both the Spanish bakery and French refrigerated dough businesses.

Global Body Care and European Detergents – In December 2010, the company completed the disposition of its global body care and European detergents business. Using foreign currency exchange rates on the date of the transaction, the company received cash proceeds of $1.6 billion and reported an after tax gain on disposition of $488 million. The company entered into a customary transitional services agreement with the purchaser of this business to provide for the orderly separation of the business and the orderly transition of various functions and processes which was completed by the end of 2011.

Air Care Products Business In July 2010, the company sold a majority of its air care products business. Using foreign currency exchange rates on the date of the transaction, the company received cash proceeds of $411 million, which represented the majority of the proceeds received on the disposition of the Aircare business, and reported an after tax gain on disposition of $94 million. When this business was sold, certain operations were retained in Spain, until production related to non-air care businesses ceased at the facility. The sale of the Spanish facility closed in the third quarter of 2012 and the company received $44 million of proceeds and recognized a pretax loss on the sale of this facility of $10 million.

Australia/New Zealand Bleach – In February 2011, the company completed the sale of its Australia/New Zealand bleach business. Using foreign currency exchange rates on the date of the transaction, the company received cash proceeds of $53 million and reported an after tax gain on disposition of $31 million.

Shoe Care Business In May 2011, the company completed the sale of the majority of its shoe care businesses. Using foreign currency exchange rates on the date of the transaction, the company received cash proceeds of $276 million and reported an after tax gain on disposition of $117 million. Certain other shoe care businesses were to be sold on a delayed basis. In 2012, the company closed on the sale of its shoe care business in Malaysia, China and Indonesia and received $56 million of proceeds, which included working capital adjustments.

Non-Indian Insecticides Business The company entered into an agreement to sell all of its non-Indian insecticides business for €154 million to SC Johnson and received a deposit of €152 million in December 2010 on the sale of these businesses. Due to competition concerns raised by the European Commission, the two parties abandoned the transaction as originally agreed but were able to complete the sale of the insecticides businesses outside the European Union (Malaysia, Singapore, Kenya and Russia) as well as a limited number of businesses inside the European Union in 2012. The company also divested the remaining insecticides businesses inside the European Union to another buyer and transferred the net proceeds received from the divestiture of those businesses to SC Johnson. The company recognized a pretax gain of $255 million on the dispositions in 2012.

Godrej Sara Lee joint venture – In May 2010, the company completed the disposition of its Godrej Sara Lee joint venture business, which was part of the International Household and Body Care segment, and recognized an after tax gain on the disposition. A total of $230 million of cash proceeds was received from the disposition of this business.

Results of Discontinued Operations The amounts in the tables below reflect the operating results of the businesses reported as discontinued operations up through the date of disposition. The amounts of any gains or losses related to the disposal of these discontinued operations are excluded.

(in millions)	Net Sales	Pretax Income (Loss)	Income (Loss)
2012
North American Fresh Bakery	$ 724	$ 29	$ 163
North American Refrigerated Dough	74	13	9
North American Foodservice Beverage	330	(15)	(9)
International Coffee and Tea	3,728	224	662
European Bakery	262	(384)	(358)
International Household and Body Care	111	(5)	(2)
Total	$5,229	$(138)	$ 465
2011 - As restated
North American Fresh Bakery	$2,037	$ 58	$ 159
North American Refrigerated Dough	307	42	27
North American Foodservice Beverage	538	5	3
International Coffee and Tea	3,537	399	276
European Bakery	591	(9)	(16)
International Household and Body Care	1,078	72	36
Total - As restated	$8,088	$ 567	$ 485
2010 - As restated
North American Fresh Bakery	$2,128	$ 46	$ 35
North American Refrigerated Dough	326	56	37
North American Foodservice Beverage	512	17	13
International Coffee and Tea	3,218	645	463
European Bakery	650	(22)	(21)
International Household and Body Care	2,126	254	(199)
Total - As restated	$8,960	$ 996	$ 328

In 2012, as a consequence of the spin-off, the company released approximately $623 million of deferred tax liabilities on its balance sheet related to the repatriation of foreign earnings with a corresponding reduction in the tax expense of the discontinued international coffee and tea business. In 2011, the North American fresh bakery operations recognized a $122 million tax benefit associated with the excess tax basis related to these assets.

In 2010, the household and body care operations reported $453 million of tax expense which includes the following significant tax amounts: i) a $428 million tax charge related to the company’s third quarter decision to no longer reinvest overseas earnings attributable to overseas cash and the net assets of the household and body care businesses; ii) a $40 million tax benefit related to the reversal of a tax valuation allowance on United Kingdom net operating loss carryforwards as a result of the gain from the household and body care business dispositions; and iii) a $22 million tax benefit related to the anticipated utilization of U.S. capital loss carryforwards available to offset the capital gain resulting from the household and body care business dispositions. Also in 2010, a $10 million pretax curtailment loss was recognized in the results of discontinued operations.

Contingent Sale Proceeds In the first quarter of 2010, the company received the final €95 million payment of contingent sale proceeds related to the previous sale of its European cut tobacco business. The contingent sale proceeds are reported as part of the results of discontinued operations.

Gain (Loss) on the Sale of Discontinued Operations The gain (loss) on the sale of discontinued operations recognized in 2012, 2011 and 2010 are summarized in the following tables.

(in millions)	Pretax Gain(Loss) on Sale	Tax (Expense) / Benefit	After Tax Gain(Loss)
2012
North American Fresh Bakery	$ 94	$ (33)	$ 61
North American Foodservice Beverage	222	(76)	146
North American Refrigerated Dough	198	(156)	42
European Bakery	11	(45)	(34)
Non-European Insecticides	249	(59)	190
Air Care Products	(10)	(1)	(11)
Other Household and Body Care	8	3	11
Total	$ 772	$(367)	$405
2011 - As restated
Global Body Care and European Detergents	$ 867	$(379)	$488
Air Care Products	273	(179)	94
Australia/New Zealand Bleach	48	(17)	31
Shoe Care Products	115	2	117
Other Household and Body Care Businesses	1	–	1
Total - As restated	$1,304	$(573)	$731
2010
Godrej Sara Lee joint venture	$ 150	$ (72)	$ 78
Other	8	(2)	6
Total	$ 158	$ (74)	$ 84

In 2012, the $156 million tax expense recognized on the sale of the North American refrigerated dough business was impacted by the $254 million of goodwill that had no tax basis and the $45 million of tax expense recognized on the sale of the European bakery businesses was impacted by $140 million of cumulative translation adjustments that had no tax basis. The tax expense recognized on the sale of the household and body care businesses in 2011 includes a $190 million charge related to the anticipated repatriation of the cash proceeds received on the disposition of these businesses. In the fourth quarter of 2011, a repatriation tax benefit of $79 million was recognized on the gain transactions, which was reflected in the income taxes on the shoe care products gain.

Discontinued Operations Cash Flows The company’s discontinued operations impacted the cash flows of the company as follows:

(in millions)	2012	2011	2010
Discontinued operations impact on:
Cash from operating activities	$112	$302	$936
Cash from (used in) investing activities	(364)	2,296	117
Cash used in financing activities	(1,524)	(1,802)	(856)
Effect of changes in foreign exchange rates on cash	(216)	285	(104)
Net cash impact of discontinued operations	$(1,992)	$1,081	$93
Cash balance of discontinued operations:
At start of period	$1,992	$911	$818
At end of period	–	1,992	911
Increase (decrease) in cash of discontinued operations	$(1,992)	$1,081	$93

The cash used in financing activities primarily represents the net transfers of cash with the corporate office. The net assets of the discontinued operations includes only the cash noted above as most of the cash of those businesses, with the exception of the international coffee and tea business, has been retained as a corporate asset.

The following is a summary of the net assets held for sale or disposition as of June 30, 2012 and July 2, 2011, which primarily consists of the net assets of the North American fresh bakery, refrigerated dough and foodservice beverage businesses and the international coffee and tea and household and body care businesses at July 2, 2011.

(In millions)	June 30, 2012	July 2, 2011 (As restated)
Cash and cash equivalents	$–	$1,992
Trade accounts receivable	–	698
Inventories	–	806
Other current assets	–	162
Total current assets held for sale	–	3,658
Property	5	1,346
Trademarks and other intangibles	–	427
Goodwill	–	1,075
Deferred taxes	–	159
Other noncurrent assets	–	478
Assets held for sale	$5	$7,143
Accounts payable	$–	$673
Accrued expenses and other current liabilities	–	1,231
Current maturities of long-term debt	–	488
Total current liabilities held for sale	–	2,392
Long-term debt	–	105
Other liabilities	–	1,025
Liabilities held for sale	$–	$3,522
Noncontrolling interest	$–	$29

The net assets of the discontinued businesses as of July 2, 2011 reflect the correction of errors related to the international coffee and tea operations in Brazil and other error corrections. These corrections reduced assets held for sale by $80 million and increased liabilities held for sale by $17 million at July 2, 2011.

Exit, Disposal and Restructuring Activities	12 Months Ended
Jun. 30, 2012
Exit, Disposal and Restructuring Activities

Note 6 – Exit, Disposal and Restructuring Activities

The company has incurred exit, disposition and restructuring charges for initiatives designed to improve its operational performance and reduce cost. In addition, in June 2012, the company completed the spin-off of its international coffee and tea operations into a new public company, which resulted in the company incurring certain costs in conjunction with the spin-off. These costs include restructuring actions such as employee termination costs and costs related to renegotiating contractual agreements; third party professional fees for consulting and other services that are directly related to the spin-off; and the costs of employees solely dedicated to activities directly related to the spin-off.

The nature of the costs incurred includes the following:

1)	Exit Activities, Asset and Business Disposition Actions– These amounts primarily relate to:

•  Employee termination costs

•  Lease and contractual obligation exit costs

•  Gains or losses on the disposition of assets or asset groupings that do not qualify as discontinued operations

2)	Restructuring/spin-off costs recognized in Cost of Sales and Selling, General and Administrative Expenses primarily relate to:

•  Expenses associated with the installation of information systems

•  Costs to retain and relocate employees

•  Consulting costs

•  Costs associated with the transition of services to an outside third party vendor as part of a business process outsourcing initiative

Restructuring/spin-off costs are recognized in Cost of Sales or Selling, General and Administrative Expenses in the Consolidated Statements of Income as they do not qualify for treatment as an exit activity or asset and business disposition pursuant to the accounting rules for exit and disposal activities. However, management believes that the disclosure of these charges provides the reader with greater transparency to the total cost of the initiatives.

The following is a summary of the (income) expense associated with new and ongoing actions, which also highlights where the costs are reflected in the Consolidated Statements of Income along with the impact on diluted EPS:

(in millions)	2012	2011	2010
Exit and business dispositions	$81	$39	$18
Selling, general and administrative expenses	118	35	14
Reduction in income from continuing operations before income taxes	199	74	32
Income tax benefit	(57)	(22)	(12)
Reduction in income from continuing operations	$142	$52	$20
Impact on diluted EPS from continuing operations	$1.17	$0.42	$0.14

The impact of these actions on the company’s business segments and unallocated corporate expenses is summarized as follows:

(in millions)	2012	2011	2010
Retail	$14	$11	$4
Foodservice/Other	4	3	6
Australian Bakery	3	–	–
Decrease in business segment income	21	14	10
Increase in general corporate expenses	178	60	22
Total	$199	$74	$32

The following discussion provides information concerning the exit, disposal and restructuring/spin-off activities for each year where actions were initiated and material reserves exist.

2012 Actions During 2012, the company approved certain actions related to exit, disposal, restructuring and spin-off activities and recognized charges of $200 million related to these actions. Each of these activities is expected to be completed within a 12-month period after being approved and include the following:

— Recognized a charge to implement a plan to terminate approximately 520 employees, related to the retail, foodservice and corporate office operations and provide them with severance benefits in accordance with benefit plans previously communicated to the affected employee group or with local employment laws. Of the 520 targeted employees, approximately 270 have been terminated. The remaining employees are expected to be terminated within the next 12 months.

— Recognized costs associated with renegotiating global IT contracts and spin-off related advisory fees.

— Recognized third party and employee costs associated with the planned spin-off of the company’s international coffee and tea operations.

The following table summarizes the net charges taken for the exit, disposal, other restructuring and spin-off activities approved during 2012 and the related status as of June 30, 2012. The accrued amounts remaining represent those cash expenditures necessary to satisfy remaining obligations. The majority of the cash payments to satisfy the accrued costs are expected to be paid in the next 12 months. Approximately $65 million to $75 million of additional charges are expected to be recognized within the next twelve month period related to these restructuring actions and other actions associated with cost reduction efforts related to the spin-off. See the Business Overview section of the Financial Review for additional information.

(In millions)	Employee Termination and Other Benefits	IT and Other Costs	Non- cancellable Leases/ Contractual Obligations	Total
Exit, disposal and other costs recognized during 2012	$28	$117	$55	$200
Charges recognized in discontinued operations	7	–	5	12
Cash payments	(10)	(94)	(51)	(155)
Non-cash charges	–	(7)	8	1
Accrued costs as of June 30, 2012	$25	$ 16	$17	$ 58

2011 Actions During 2011, the company approved certain actions related to exit, disposal, restructuring and spin-off activities and recognized charges of $77 million related to these actions. Each of these activities was expected to be completed within a 12-month period after being approved and include the following:

•  Recognized a charge to implement a plan to terminate approximately 630 employees, related to the North American retail and foodservice businesses and the corporate office operations and provide them with severance benefits in accordance with benefit plans previously communicated to the affected employee group or with local employment laws. Of the 630 targeted employees, approximately 570 have been terminated. The remaining employees are expected to be terminated within the next 12 months.

•  Recognized costs associated with the transition of services to an outside third party vendor as part of a business process outsourcing initiative.

•  Recognized third party and employee costs associated with the planned spin-off of the company’s International coffee and tea operations.

The following table summarizes the net charges taken for the exit, disposal, restructuring and spin-off activities approved during 2011 and the related status as of June 30, 2012. The accrued amounts remaining represent those cash expenditures necessary to satisfy remaining obligations. The majority of the cash payments to satisfy the accrued costs are expected to be paid in the next 12 months.

(In millions)	Employee Termination and Other Benefits	IT and Other Costs	Non- cancellable Leases/ Contractual Obligations	Total
Exit, disposal and other costs recognized during 2011	$32	$36	$9	$77
Charges recognized in discontinued operations	1	25	–	26
Cash payments	(2)	(42)	–	(44)
Non-cash charges	–	(1)	–	(1)

Accrued costs as of July 2, 2011	31	18	9	58
Change in estimate	(1)	–	–	(1)
Cash payments	(15)	(18)	(9)	(42)

Accrued costs as of June 30, 2012	$15	$–	$–	$15

2010 Actions During 2010, the company approved certain actions related to exit, disposal, and other restructuring activities and recognized charges of $34 million in continuing operations related to these actions. Each of these activities was to be completed within a 12-month period after being approved and include the following:

•  Recognized a charge to implement a plan to terminate approximately 720 employees, primarily related to the North American foodservice operations, and provide them with severance benefits in accordance with benefit plans previously communicated to the affected employee group or with local employment laws.

•  Recognized costs associated with the transition of services to an outside third party vendor as part of a business process outsourcing initiative.

As of June 30, 2012, all of the above restructuring actions have been completed and there are no accrued liabilities remaining in the Consolidated Balance Sheet related to these completed 2010 actions.

Other Restructuring Actions Prior to 2010, the company had approved and completed various actions to exit certain defined business activities and lower its cost structure, and these actions have had minimal impact on current year results. In 2012, adjustments were made to certain accrued obligations remaining for these completed actions. These adjustments related to the final settlement of certain planned termination actions which increased income from continuing operations before income taxes by $1 million and are reported in the “Net charges for exit activities, asset and business dispositions” line of the Consolidated Statements of Income.

As of June 30, 2012, the accrued liabilities remaining in the Consolidated Balance Sheet related to these completed actions total $6 million and represent certain severance obligations. These accrued amounts are expected to be satisfied in cash and will be funded from operations.

Common Stock	12 Months Ended
Jun. 30, 2012
Common Stock

Note 7 – Common Stock

On June 28, 2012, the company effected a 1-for-5 reverse stock split of Hillshire Brands common stock. As a result, every five shares of Hillshire Brands common stock were converted into one share of Hillshire Brands common stock. Any reference to the number of shares outstanding or any per share amounts has been adjusted to reflect the impact of this reverse stock split.

Changes in outstanding shares of common stock for the past three years were:

Shares in thousands	2012	2011	2010
Beginning balances	117,420	132,424	139,132
Stock issuances:
Stock option and benefit plans	1,104	642	211
Restricted stock plans	2,119	398	348
Reacquired shares	–	(16,044)	(7,283)
Other	1	–	16

Ending balances	120,644	117,420	132,424

Common stock dividends and dividend-per-share amounts declared on outstanding shares of common stock were:

(in millions except per share data)	2012	2011	2010
Common stock dividends declared	$137	$275	$299
Dividends per share amount declared	$1.15	$2.30	$2.20

During 2010, the company’s Board of Directors had authorized a $3.0 billion share repurchase program. In March of 2010, the company repurchased 7.3 million shares at a cost of $500 million under this program using an accelerated share repurchase program (ASR). The ASR provides for a final settlement adjustment at termination in either shares of common stock or cash based on the final volume weighted average stock price. In 2011, the company paid $13 million as a final settlement on the ASR. During 2011, the company also repurchased 16.0 million shares at a cost of $1.3 billion. The share amounts reflect the 1-for-5 reverse stock split in June 2012.

As of June 30, 2012, after adjusting for the 1-for-5 reverse stock split in June 2012, the remaining amount authorized for repurchase is $1.2 billion of common stock under an existing share repurchase program, plus 2.7 million shares of common stock that remain authorized for repurchase under the company’s prior share repurchase program. However, the company currently does not expect to do any share repurchases in the near term.

Accumulated Other Comprehensive Income	12 Months Ended
Jun. 30, 2012
Accumulated Other Comprehensive Income

Note 8 – Accumulated Other Comprehensive Income

The components of accumulated other comprehensive income are:

(in millions)	Cumu- lative Trans- lation Adjus- tment	Net Unrealized Gain(Loss) on Qualifying Cash Flow Hedges/ Other	Pension/ Post- reti- rement Liability Adjus- tment	Accum- ulated Other Compre- hensive Income (loss)
Balance at June 27, 2009 - As restated	$ (21)	$ (11)	$(572)	$(604)
Disposition of Godrej J.V.	14	–	–	14
Amortization of net actuarial loss and prior service credit	–	–	19	19
Net actuarial loss arising during the period	–	–	(323)	(323)
Pension plan curtailment	–	–	27	27
Pension and postretirement plan amendments	–	–	(4)	(4)
Other comprehensive income (loss) activity	(99)	10	46	(43)

Balance at July 3, 2010 - As restated	(106)	(1)	(807)	(914)
Disposition of Household & Body Care businesses	55	–	–	55
Amortization of net actuarial loss and prior service credit	–	–	16	16
Net actuarial gain arising during the period	–	–	326	326
Pension plan curtailment	–	–	25	25
Other comprehensive income (loss) activity	270	7	(50)	227

Balance at July 2, 2011 - As restated	219	6	(490)	(265)
Business dispositions	127	–	–	127
Amortization of net actuarial loss and prior service credit	–	–	(1)	(1)
Net actuarial loss arising during the period	–	–	(70)	(70)
Pension plan curtailments/ settlements	–	–	24	24
Spin-off of Intl Coffee & Tea Business	(180)		343	163
Other comprehensive income (loss) activity	(150)	2	26	(122)

Balance at June 30, 2012	$ 16	$ 8	$(168)	$(144)

Stock-Based Compensation	12 Months Ended
Jun. 30, 2012
Stock-Based Compensation

Note 9 – Stock-Based Compensation

The company has various stock option and stock award plans. At June 30, 2012, 21.1 million shares were available for future grant in the form of options, restricted shares or stock appreciation rights. The company will satisfy the requirement for common stock for share-based payments by issuing shares out of authorized but unissued common stock.

Stock Options The exercise price of each stock option equals the market price of the company’s stock on the date of grant. Options can generally be exercised over a maximum term of 10 years. Options generally cliff vest and expense is recognized on a straightline basis during the vesting period.

The fair value of each option grant is estimated on the date of grant using the Black-Scholes option-pricing model and the following weighted average assumptions:

	2012	2011	2010
Weighted average expected lives	7.0 years	7.2 years	8.0 years
Weighted average risk-free interest rates	1.37%	2.08%	3.03%
Range of risk-free interest rates	1.28-1.38%	1.91-2.66%	3.02-3.15%
Weighted average expected volatility	28.1%	28.0%	27.2%
Range of expected volatility	28.1-28.3%	27.3-30.0%	27.2-27.6%
Dividend yield	2.5%	2.9%	4.4%

The company uses historical volatility for a period of time that is comparable to the expected life of the option to determine volatility assumptions.

A summary of the changes in stock options outstanding under the company’s option plans during 2012 is presented below:

Shares in thousands	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (in millions)
Options outstanding at July 2, 2011	11,515	$24.33	4.6	$66

Granted	503	28.75	–	–
Exercised	(3,608)	25.16	–	–
Canceled / expired	(2,146)	27.86	–	–

Options outstanding at June 30, 2012	6,264	$23.01	3.2	$38

Options exercisable at June 30, 2012	5,704	$22.65	2.7	$37

The company received cash from the exercise of stock options during 2012 of $84 million. As of June 30, 2012, the company had $2.3 million of total unrecognized compensation expense related to stock option plans that will be recognized over the weighted average period of 1.1 years.

In millions except per share data	2012	2011	2010
Number of options exercisable at end of fiscal year	5,704	7,784	8,482
Weighted average exercise price of options exercisable at end of fiscal year	$22.65	$26.38	$27.31
Weighted average grant date fair value of options granted during the fiscal year	$ 6.35	$ 5.29	$ 2.92
Total intrinsic value of options exercised during the fiscal year	$ 23.5	$ 8.0	$ 0.9
Fair value of options that vested during the fiscal year	$ 16.9	$ 4.5	$ 6.3

Stock Unit Awards Restricted stock units (RSUs) are granted to certain employees to incent performance and retention over periods ranging from one to three years. Upon the achievement of defined parameters, the RSUs are generally converted into shares of the company’s common stock on a one-for-one basis and issued to the employees. A portion of all RSUs vest solely upon continued future service to the company. A portion of RSUs vest based upon continued future employment and the achievement of certain defined performance measures. The cost of these awards is determined using the fair value of the shares on the date of grant, and compensation is recognized over the period during which the employees provide the requisite service to the company. All RSU’s immediately vested upon the completion of the spin-off, with the exception of the RSU’s granted in November 2011. A summary of the changes in the stock unit awards outstanding under the company’s benefit plans during 2012 is presented below:

(shares in thousands)	Shares	Weighted Average Grant Date Fair Value	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (in millions)
Nonvested share units at July 2, 2011	4,993	$19.73	1.1	$149

Granted	767	29.09	–	–
Vested	(4,463)	19.81	–	–
Forfeited	(957)	24.56	–	–

Nonvested share units at June 30, 2012	340	$26.24	0.7	$ 10

Exercisable share units at June 30, 2012	84	$20.67	4.8	$ 2

As of June 30, 2012, the company had $2 million of total unrecognized compensation expense related to stock unit plans that will be recognized over the weighted average period of 1.74 years.

In millions except per share data	2012	2011	2010
Stock Unit Awards:
Fair value of share-based units that vested during the fiscal year	$ 88	$ 42	$ 35
Weighted average grant date fair value of share based units granted during the fiscal year	$29.09	$23.40	$15.56
All Stock-Based Compensation:
Total compensation expense	$ 35	$ 41	$ 35
Tax benefit on compensation expense	$ 11	$ 15	$ 13

Employee Stock Ownership Plans (ESOP)	12 Months Ended
Jun. 30, 2012
Employee Stock Ownership Plans (ESOP)

Note 10 – Employee Stock Ownership Plans (ESOP)

The company maintains an ESOP that holds common stock of the company that is used to fund a portion of the company’s matching program for its 401(k) savings plan for domestic non-union employees. The purchase of the original stock by the ESOP was funded both with debt guaranteed by the company and loans from the company. The debt guaranteed by the company was fully paid in 2004, and only loans from the company to the ESOP remain. Each year, the company makes contributions that, with the dividends on the common stock held by the ESOP, are used to pay loan interest and principal. Shares are allocated to participants based upon the ratio of the current year’s debt service to the sum of the total principal and interest payments over the remaining life of the loan. The number of unallocated shares in the ESOP was 5 million at June 30, 2012 and 6 million at July 2, 2011. Expense recognition for the ESOP is accounted for under the grandfathered provisions contained within US GAAP.

The expense for the 401(k) recognized by the ESOP amounted to $14 million in 2012, $15 million in 2011 and $7 million in 2010. Payments to the ESOP were $6 million in 2012, $23 million in 2011 and $11 million in 2010.

Earnings per Share	12 Months Ended
Jun. 30, 2012
Earnings per Share

Note 11 – Earnings per Share

Net income (loss) per share – basic is computed by dividing income (loss) attributable to Hillshire Brands by the weighted average number of common shares outstanding for the period. Net income (loss) per share – diluted reflects the potential dilution that could occur if options and fixed awards to be issued under stock-based compensation arrangements were converted into common stock.

Options to purchase 384 thousand shares of common stock at June 30, 2012, 5.4 million shares of common stock at July 2, 2011 and 10.4 million shares of common stock at July 3, 2010 were not included in the computation of diluted earnings per share because the exercise price of these options was greater than the average market price of the company’s outstanding common stock, and therefore anti-dilutive. In 2012, the dilutive effect of stock options and award plans were excluded from the earnings per share calculation because they would be antidilutive given the loss in the period.

The following is a reconciliation of net income (loss) to net income (loss) per share – basic and diluted – for the years ended June 30, 2012, July 2, 2011 and July 3, 2010:

(in millions except earnings per share)	2012	2011 (Restated)	2010 (Restated)
Income (loss) from continuing operations attributable to Hillshire Brands	$ (22)	$ 56	$ 127
Net income from discontinued operations attributable to Hillshire Brands	867	1,207	391
Net income attributable to Hillshire Brands	$ 845	$1,263	$ 518
Average shares outstanding – basic	119	124	138
Dilutive effect of stock compensation	–	1	–
Diluted shares outstanding	119	125	138
Income (loss) per common share – Basic
Income (loss) from continuing operations	$(0.18)	$ 0.45	$0.92
Income from discontinued operations	7.31	9.71	2.85
Net income	$ 7.13	$10.16	$3.77
Income (loss) per common share – Diluted
Income (loss) from continuing operations	$(0.18)	$ 0.45	$0.92
Income from discontinued operations	7.31	9.66	2.83
Net income	$ 7.13	$10.11	$3.75

Debt Instruments	12 Months Ended
Jun. 30, 2012
Debt Instruments

Note 12 – Debt Instruments

The composition of the company’s long-term debt, which includes capital lease obligations, is summarized in the following table:

(in millions)	Maturity Date	2012	2011
Senior debt
3.875% notes	2013	–	500
10% zero coupon notes ($19 million face value)	2014	16	15
10% – 14.25% zero coupon notes ($105 million face value)	2015	82	72
2.75% Notes	2016	400	400
4.1% Notes	2021	278	400
6.125% notes	2033	152	500
Total senior debt		928	1,887
Obligations under capital lease		2	1
Other debt		15	16
Total debt		945	1,904
Unamortized discounts		(1)	(5)
Hedged debt adjustment to fair value		–	12
Total long-term debt		944	1,911
Less current portion		(5)	(1)
		$939	$1,910

In May 2012, the company issued $650 million in senior notes through a private placement. The offering consisted of $232 million of 3.60% senior notes due May 15, 2019, $120 million of 3.81% senior notes due May 15, 2020, $124 million of 4.03% senior notes due May 15, 2021 and $174 million of 4.20% senior notes due May 15, 2022. The proceeds were used to payoff existing indebtedness and for general purposes. As part of the spin-off, the company satisfied its obligations under these notes by effectively transferring the $650 million of indebtedness as part of the spin-off.

In April 2012, the company completed a tender offer for up to $470 million of combined aggregate principal amount of three series of its outstanding debt securities: 6.125% Notes due Nov. 2032, 4.10% Notes due 2020 and 2.75% Notes due 2015. Upon the expiration of the tender, the company accepted for purchase $348.4 million of 6.125% Notes and $121.6 million of the 4.10% Notes and recognized $26 million of charges associated with the early extinguishment of this debt.

In April 2012, the company redeemed all of its 3.875% Notes due 2013, of which the aggregate principal amount outstanding was $500 million. A charge of $13 million was incurred related to the early extinguishment of this debt.

On September 7, 2010, the company completed a tender offer for any and all of its 6 1/4 % Notes due September 15, 2011, of which $1.11 billion aggregate principal amount was outstanding. At the time of expiration of the tender offer, $653.3 million of the 6  1/4% notes had been validly tendered. On September 8, 2010, the company announced that it was redeeming the remaining $456.7 million of aggregate principal outstanding of the 6 1/4% Notes. This debt was redeemed on October 8, 2010. The company recognized a total charge of $55 million in 2011 associated with the early extinguishment of this debt.

The charges associated with the early extinguishment of debt are reported on the Debt extinguishment costs line of the Consolidated Income Statement.

In September 2010, the company issued $400 million 2.75% Notes due in September 2015 and $400 million 4.1% Notes due in September 2020, the proceeds of which were used to fund a portion of the redemption of the 6 1/4% Notes. The remaining portion of the redemption of the 6 1/4% Notes in the second quarter of 2011 was funded by cash on hand and the net proceeds from commercial paper issuances.

Payments required on long-term debt during the years ending 2013 through 2017 are $5 million, $18 million, $82 million, $400 million and nil, respectively. The company made cash interest payments of $73 million, $99 million and $118 million in 2012, 2011 and 2010, respectively.

The company had a $1.2 billion revolving credit facility that matured on the date on which the spin-off was consummated. It was replaced by a $750 million revolving credit facility that matures in May 2017. The credit facility has an annual fee of 0.15% as of June 30, 2012. Pricing under this facility is based on the company’s current credit rating. As of June 30, 2012, the company did not have any borrowings outstanding under the credit facility. This agreement supports commercial paper borrowings and other financial instruments. The company had $57 million of letters of credit under this facility outstanding as of June 30, 2012. The company’s credit facility and debt agreements contain customary representations, warranties and events of default, as well as, affirmative, negative and financial covenants with which the company is in compliance. One financial covenant includes a requirement to maintain an interest coverage ratio of not less than 2.0 to 1.0. The interest coverage ratio is based on the ratio of EBIT to consolidated net interest expense with consolidated EBIT equal to net income plus interest expense, income tax expense, and extraordinary or non-recurring non-cash charges and gains. For the 12 months ended June 30, 2012, the company’s interest coverage ratio was 8.0 to 1.0.

The financial covenants also include a requirement to maintain a leverage ratio of not more than 3.50 to 1.00. The leverage ratio is based on the ratio of consolidated total indebtedness to an adjusted consolidated EBITDA. For the 12 months ended June 30, 2012, the leverage ratio was 2.3 to 1.0.

Selected data on the company’s short-term obligations follow:

In millions	2012	2011	2010
Maximum month-end borrowings	$335	$503	$95
Average borrowings during the year	97	242	27
Year-end borrowings	–	198	22
Weighted average interest rate during the year	0.34%	0.31%	0.26%
Weighted average interest rate at year-end	–	0.30	0.32

Leases	12 Months Ended
Jun. 30, 2012
Leases

Note 13 – Leases

The company leases certain facilities, equipment and vehicles under agreements that are classified as either operating or capital leases. The building leases have original terms that range from 10 to 15 years, while the equipment and vehicle leases have terms of generally less than seven years.

(in millions)	June 30, 2012	July 2, 2011
Gross book value of capital lease assets included in property	$4	$4
Net book value of capital lease assets included in property	2	1

Future minimum payments, by year and in the aggregate, under capital leases and noncancelable operating leases having an original term greater than one year at June 30, 2012 were as follows:

(in millions)		Capital Leases	Operating Leases
2013		$1	$ 23
2014		1	19
2015		–	13
2016		–	11
2017		–	10
Thereafter		–	82
Total minimum lease payments		2	$158
Amounts representing interest		–
Present value of net minimum payments		2
Current portion		1
Noncurrent portion		$1

(in millions)	2012	2011	2010
Depreciation of capital lease assets	$ 1	$ 1	$ 1
Rental expense under operating leases	23	28	33

Contingencies and Commitments	12 Months Ended
Jun. 30, 2012
Contingencies and Commitments

Note 14 – Contingencies and Commitments

Contingent Liabilities The company is a party to various pending legal proceedings, claims and environmental actions by government agencies. The company records a provision with respect to a claim, suit, investigation or proceeding when it is probable that a liability has been incurred and the amount of the loss can reasonably be estimated. Any provisions are reviewed at least quarterly and are adjusted to reflect the impact and status of settlements, rulings, advice of counsel and other information pertinent to the particular matter.

Aris – This is a consolidation of cases filed by individual complainants with the Republic of the Philippines, Department of Labor and Employment and the National Labor Relations Commission (NLRC) from 1998 through July 1999. The complaint alleges unfair labor practices due to the termination of manufacturing operations in the Philippines by Aris Philippines, Inc. (Aris), a former subsidiary of the company. The complaint names the company as a party defendant. In 2006, the arbitrator ruled against the company and awarded the plaintiffs approximately $80 million in damages and fees. This ruling was appealed by the company and subsequently set aside by the NLRC in December 2006. Both the complainants and the company have filed motions for reconsideration. The company continues to believe that the plaintiffs’ claims are without merit; however, it is reasonably possible that this case will be ruled against the company and have a material adverse impact on the company’s results of operations and cash flows. The company has initiated settlement discussions for this case and has established an accrual for the estimated settlement amount.

Multi-Employer Pension Plans – The company participates in a multi-employer pension plan that provides retirement benefits to certain employees covered by collective bargaining agreements (MEPP). Participating employers in a MEPP are jointly responsible for any plan underfunding. MEPP contributions are established by the applicable collective bargaining agreements; however, the MEPPs may impose increased contribution rates and surcharges based on the funded status of the plan and the provisions of the Pension Protection Act, which requires substantially underfunded MEPPs to implement rehabilitation plans to improve funded status. Factors that could impact funded status of a MEPP include investment performance, changes in the participant demographics, financial stability of contributing employers and changes in actuarial assumptions.

In addition to regular contributions, the company could be obligated to pay additional contributions (known as a complete or partial withdrawal liability) if a MEPP has unfunded vested benefits. These withdrawal liabilities, which would be triggered if the company ceases to make contributions to a MEPP with respect to one or more collective bargaining units, would equal the company’s proportionate share of the unfunded vested benefits based on the year in which the liability is triggered. The company believes that the MEPP in which it currently participates has significant unfunded vested benefits. Withdrawal liability triggers could include the company’s decision to close a plant or the dissolution of a collective bargaining unit. Due to uncertainty regarding future withdrawal liability triggers, we are unable to determine the amount and timing of the company’s future withdrawal liability, if any, or whether the company’s participation in MEPPs could have any material adverse impact on its financial condition, results of operations or liquidity. Disagreements over potential withdrawal liability may lead to legal disputes.

The company’s regularly scheduled contributions to MEPPs related to continuing operations totaled approximately $2 million in 2012, $3 million in 2011 and $4 million in 2010.

Guarantees The company is a party to a variety of agreements under which it may be obligated to indemnify a third party with respect to certain matters. Typically, these obligations arise as a result of contracts entered into by the company under which the company agrees to indemnify a third party against losses arising from a breach of representations and covenants related to matters such as title to assets sold, the collectibility of receivables, specified environmental matters, lease obligations assumed and certain tax matters. In each of these circumstances, payment by the company is conditioned on the other party making a claim pursuant to the procedures specified in the contract. These procedures allow the company to challenge the other party’s claims. In addition, the company’s obligations under these agreements may be limited in terms of time and/or amount, and in some cases the company may have recourse against third parties for certain payments made by the company. It is not possible to predict the maximum potential amount of future payments under certain of these agreements, due to the conditional nature of the company’s obligations and the unique facts and circumstances involved in each particular agreement. Historically, payments made by the company under these agreements have not had a material effect on the company’s business, financial condition or results of operations. The company believes that if it were to incur a loss in any of these matters, such loss would not have a material effect on the company’s business, financial condition or results of operations.

The material guarantees for which the maximum potential amount of future payments can be determined, are as follows:

Contingent Lease Obligations The company is contingently liable for leases on property operated by others. At June 30, 2012, the maximum potential amount of future payments the company could be required to make, if all of the current operators default on the rental arrangements, is $27 million. The minimum annual rentals under these leases are $9 million in 2013, $9 million in 2014, $8 million in 2015, $1 million in 2016 and nil thereafter. The largest components of these amounts relate to a number of retail store leases operated by Coach, Inc. Coach, Inc. is contractually obligated to provide the company, on an annual basis, with a standby letter of credit approximately equal to the next year’s rental obligations. The letter of credit in place at the close of 2012 was $7 million. This obligation to provide a letter of credit expires when the company’s contingent lease obligation is substantially extinguished. The company has not recognized a liability for the contingent obligation on the Coach, Inc. leases.

Contingent debt obligations and other The company has guaranteed the payment of certain third-party debt. The maximum potential amount of future payments that the company could be required to make, in the event that these third parties default on their debt obligations, is $15 million. At the present time, the company does not believe it is probable that any of these third parties will default on the amount subject to guarantee.

In 2010, the company recognized a $26 million charge for a Mexican tax indemnification related to the company’s direct selling business that was sold in 2006.

Financial Instruments	12 Months Ended
Jun. 30, 2012
Financial Instruments

Note 15 – Financial Instruments

Background Information The company uses derivative financial instruments, including forward exchange, futures, options and swap contracts, to manage its exposures to foreign exchange, commodity prices and interest rate risks. The use of these derivative financial instruments modifies the exposure of these risks with the intent to reduce the risk or cost to the company. The company does not use derivatives for trading or speculative purposes and is not a party to leveraged derivatives. More information concerning accounting for financial instruments can be found in Note 2, Summary of Significant Accounting Policies.

Types of Derivative Instruments

Interest Rate and Cross Currency Swaps The company utilizes interest rate swap derivatives to manage interest rate risk, in order to maintain a targeted amount of both fixed-rate and floating-rate long term debt and notes payable. Interest rate swap agreements that are effective at hedging the fair value of fixed-rate debt agreements are designated and accounted for as fair value hedges. The company currently has a fixed interest rate on virtually 100% of long-term debt and notes payable issued.

The company has issued certain foreign-denominated debt instruments and utilizes cross currency swaps to reduce the variability of functional currency cash flows related to the foreign currency debt. Cross currency swap agreements that are effective at hedging the variability of foreign-denominated cash flows are designated and accounted for as cash flow hedges. In 2012, the company paid $156 million to settle a €333 million notional value cross currency swap. This derivative instrument had effectively converted the currency base of a 2002 U.S. dollar debt issuance into euros. The cash outflow has been reflected in the Repayments of other debt and derivatives line in the Financing section of the Consolidated Statement of Cash Flows. In the fourth quarter of 2012, the company entered into an offsetting cross currency swap to neutralize the remaining €229 million due under an existing cross currency swap that matures in June 2013. The net cash due upon settlement of both derivative instruments is approximately $40 million.

Currency Forward Exchange, Futures and Option Contracts Prior to the spin-off of the majority of its international operations in June 2012, the company used forward exchange and option contracts to reduce the effect of fluctuating foreign currencies on short-term foreign-currency-denominated intercompany transactions, foreign-denominated investments (including subsidiary net assets) and other known foreign currency exposures. Gains and losses on the derivative instruments were intended to offset losses and gains on the hedged transaction in an effort to reduce the earnings volatility resulting from fluctuating foreign currency exchange rates. Forward currency exchange contracts which were effective at hedging the fair value of a recognized asset or liability were designated and accounted for as fair value hedges. Forward currency contracts that act as a hedge of changes in the underlying foreign currency denominated subsidiary net assets were accounted for as net investment hedges. All remaining currency forward and options contracts are accounted for as mark-to-market hedges. The principal currencies that were hedged by the company include the European euro, Australian dollar and Canadian dollar. The company hedged virtually all foreign exchange risk derived from recorded transactions and firm commitments and only hedged foreign exchange risk related to anticipated transactions where the exposure was potentially significant.

Commodity Futures and Options Contracts The company uses commodity futures and options to hedge a portion of its commodity price risk. The principal commodities hedged by the company include hogs, beef, natural gas, diesel fuel, corn, wheat and other ingredients. The company does not use significant levels of commodity financial instruments to hedge commodity prices and primarily relies upon fixed rate supplier contracts to determine commodity pricing. In circumstances where commodity-derivative instruments are used, there is a high correlation between the commodity costs and the derivative instruments. For those instruments where the commodity instrument and underlying hedged item correlate between 80-125%, the company accounts for those contracts as cash flow hedges. However, the majority of commodity derivative instruments are accounted for as mark-to-market hedges. The company only enters into futures and options contracts that are traded on established, well-recognized exchanges that offer high liquidity, transparent pricing, daily cash settlement and collateralization through margin requirements.

Non-Derivative Instruments – Prior to the spin-off of the international coffee and tea operations, the company used non-derivative instruments such as non-U.S. dollar financing transactions or non-U.S. dollar assets or liabilities, including intercompany loans, to hedge the exposure of changes in underlying foreign currency denominated subsidiary net assets, and they were declared as Net Investment Hedges.

Notional Values

(In Millions)	June 30, 2012	July 2, 2011	Hedge Coverage (Number of months)
Swap Contracts:
Rec. Fixed/Pay Float – Interest Rate Swap Notional	$ –	$ 150	–
Rec. Fixed/Pay Fixed – Cross Currency Swaps Notional(1)	(40)	813	12

Foreign Currency Forward Contracts(1):
Commitments to Purchase Foreign Currencies	$ –	$ 943	–
Commitments to Sell Foreign Currencies	–	(945)	–

Commodity Contracts:
Commodity Future Contracts(3)
Grains and Oilseeds	$ 56	$ 63	9
Energy	27	38	12
Other Commodities	25	16	8
Commodity Options Contracts(2)	–	4	6
Net Investment Hedges:	$ –	$ 4,052	–

[1]	The notional value is calculated using the exchange rates as of reporting date.
[2]	Option contract notional values are determined by the ratio of the change in option value to the change in the underlying hedged item.
[3]	Commodity futures contracts are determined by the initial cost of the contract.

Cash Flow Presentation

The cash receipts and payments from a derivative instrument are classified according to the nature of the instrument, when realized, generally in investing activities unless otherwise disclosed. However, cash flows from a derivative instrument that is accounted for as a fair value hedge or cash flow hedge are classified in the same category as the cash flows from the items being hedged provided the derivative does not include a financing element at inception. If a derivative instrument includes a financing element at inception, all cash inflows and outflows of the derivative instrument are considered cash flows from financing activities. If for any reason hedge accounting is discontinued, any remaining cash flows after that date shall be classified consistent with mark-to-market instruments.

Contingent Features/Concentration of Credit Risk

All of the company’s derivative instruments are governed by International Swaps and Derivatives Association (i.e. ISDA) master agreements, requiring the company to maintain an investment grade credit rating from both Moody’s and Standard & Poor’s credit rating agencies. If the company’s credit rating were to fall below investment grade, it would be in violation of these provisions, and the counterparties to the derivative instruments could request immediate payment or demand immediate collateralization on the derivative instruments in net liability positions. The aggregate fair value of all derivative instruments with credit-risk-related contingent features that are in a liability position was $40 million on June 30, 2012 and $259 million on July 2, 2011, for which the company has posted no collateral. If the credit-risk-related contingent features underlying these agreements were triggered on June 30, 2012 and July 2, 2011, the company would be required to post collateral of, at most, $40 million and $259 million, respectively, with its counterparties.

A large number of major international financial institutions are counterparties to the company’s financial instruments including cross currency swaps, interest rate swaps, and currency exchange forwards and swaps. The company enters into financial instrument agreements only with counterparties meeting very stringent credit standards (a credit rating of A-/A3 or better), limiting the amount of agreements or contracts it enters into with any one party and, where legally available, executing master netting agreements. These positions are continually monitored. While the company may be exposed to credit losses in the event of nonperformance by individual counterparties of the entire group of counterparties, it has not recognized any losses with these counterparties in the past and does not anticipate material losses in the future.

Trade accounts receivable due from customers that the company considers highly leveraged were $52 million at June 30, 2012 and $133 million at July 2, 2011.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., exit price) in an orderly transaction between market participants at the measurement date. Assets and liabilities measured at fair value must be categorized into one of three different levels depending on the assumptions (i.e., inputs) used in the valuation. Level 1 provides the most reliable measure of fair value while level 3 generally requires significant management judgment. Assets and liabilities are classified in their entirety based on the lowest level of input significant to the fair value measurement.

The carrying amounts of cash and equivalents, trade accounts receivables, accounts payable, derivative instruments and notes payable approximate fair values due to their short-term nature. The carrying value of derivative instruments approximate fair value but may be considered Level 1 or Level 2 based on the valuation inputs used (see balance sheet classification and fair value determination in the table presented later in this disclosure.) The fair value of the company’s long-term debt (considered Level 2), including the current portion, is estimated using discounted cash flows based on the company’s current incremental borrowing rates for similar types of borrowing arrangements.

	June 30, 2012		July 2, 2011
(In Millions)	Fair Value	Carrying Amount	Fair Value	Carrying Amount
Long-term debt, including current portion	$1,004	945	$1,914	1,911

Information on the location and amounts of derivative fair values in the Condensed Consolidated Balance Sheet at June 30, 2012 and July 2, 2011 is as follows:

	Assets				Liabilities
	Other Current Assets		Other Non- Current Assets		Accrued Liabilities - Other		Other
(in millions)	June 30, 2012	July 2, 2011	June 30, 2012	July 2, 2011	June 30, 2012	July 2, 2011	June 30, 2012	July 2, 2011
Derivatives designated as hedging instruments:
Interest rate contracts (b)	$–	$ –	$–	$12	$ –	$ –	$–	$ –
Foreign exchange contracts (b)	–	–	–	–	40	191	–	66
Total derivatives designated as hedging instruments	–	–	–	12	40	191	–	66
Derivatives not designated as hedging instruments:
Foreign exchange contracts (b)	1	11	–	–	–	2	–	–
Commodity contracts (a)	–	1	–	–	–	–	–	–
Total derivatives not designated as Hedging instruments	1	12	–	–	–	2	–	–
Total derivatives	$1	$12	$–	$12	$40	$193	$–	$66
(a)	Categorized as level 1: Fair value of level 1 assets and liabilities as of June 30, 2012 are nil and nil and at July 2, 2011 are $1 million and nil, respectively.
(b)	Categorized as level 2: Fair value of level 2 assets and liabilities as of June 30, 2012 are $1 million and $40 million and at July 2, 2011 are $23 million and $259 million, respectively.

Information related to our cash flow hedges, net investment hedges, fair value hedges and other derivatives not designated as hedging instruments for the periods ended June 30, 2012, and July 2, 2011, follows:

	Interest Rate Contracts		Foreign Exchange Contracts		Commodity Contracts		Total
	Year Ended		Year Ended		Year Ended		Year Ended
(In millions)	June 30, 2012	July 2, 2011	June 30, 2012	July 2, 2011	June 30, 2012	July 2, 2011	June 30, 2012	July 2, 2011
Cash Flow Derivatives:
Amount of gain (loss) recognized in other comprehensive income (OCI) (a)	$ (8)	$2	$ –	$(69)	$13	$14	$ 5	$ (53)
Amount of gain (loss) reclassified from AOCI into earnings (a) (b)	(3)	3	2	(82)	2	15	1	(64)
Amount of ineffectiveness recognized in earnings (c) (d)	–	–	(2)	(9)	2	(1)	–	(10)
Amount of gain (loss) expected to be reclassified into earnings during the next twelve months	–	–	–	(7)	10	–	10	(7)
Net Investment Derivatives:
Amount of gain (loss) recognized in OCI (a)	–	–	604	(672)	–	–	604	(672)
Amount of gain (loss) recognized from OCI into earnings (f)	–	–	(446)	12	–	–	(446)	12
Amount of gain (loss) recognized from OCI into spin-off dividend (g)	–	–	324	–	–	–	324	–
Fair Value Derivatives:
Amount of derivative gain (loss) recognized in earnings (e)	1	6	–	–	–	–	1	6
Amount of Hedged Item gain (loss) recognized in earnings (e)	4	4	–	–	–	–	4	4
Derivatives Not Designated as Hedging Instruments:
Amount of gain (loss) recognized in Cost of Sales	–	–	–	–	(2)	1	(2)	1
Amount of gain(loss) recognized in SG&A	–	–	(15)	24	–	6	(15)	30

(a)	Effective portion.
(b)	Gain (loss) reclassified from AOCI into earnings is reported in interest or debt extinguishment , for interest rate swaps, in selling, general, and administrative (SG&A) expenses for foreign exchange contracts and in cost of sales for commodity contracts.
(c)	Gain (loss) recognized in earnings is related to the ineffective portion and amounts excluded from the assessment of hedge effectiveness.
(d)	Gain (loss) recognized in earnings is reported in interest expense for foreign exchange contract and SG&A expenses for commodity contracts.
(e)	The amount of gain (loss) recognized in earnings on the derivative contracts and the related hedged item is reported in interest or debt extinguishment, for the interest rate contracts and SG&A for the foreign exchange contracts.
(f)	The gain (loss) recognized from OCI into earnings is reported in gain on sale of discontinued operations.
(g)	The gain (loss) recognized from OCI into the spin-off dividend is reported in Retained Earnings as a result of the spin-off

Defined Benefit Pension Plans	12 Months Ended
Jun. 30, 2012
Defined Benefit Pension Plans

Note 16 Defined Benefit Pension Plans

The company sponsors a number of U.S. and Canadian pension plans to provide retirement benefits to certain employees. The benefits provided under these plans are based primarily on years of service and compensation levels.

Measurement Date and Assumptions A fiscal year end measurement date is utilized to value plan assets and obligations for all of the company’s defined benefit pension plans.

The weighted average actuarial assumptions used in measuring the net periodic benefit cost and plan obligations of continuing operations were as follows:

	2012	2011	2010
Net periodic benefit cost
Discount rate	5.5%	5.4%	6.5%
Long-term rate of return on plan assets	6.5	7.3	7.6
Rate of compensation increase	NA	NA	3.5
Plan obligations
Discount rate	4.2%	5.5%	5.4%
Rate of compensation increase	NA	NA	NA

The discount rate is determined by utilizing a yield curve based on high-quality fixed-income investments that have a AA bond rating to discount the expected future benefit payments to plan participants. Compensation increase assumptions are based upon historical experience and anticipated future management actions. Compensation changes for participants in the U.S. plans no longer have an impact on the benefit cost or plan obligations as the participants in the U.S. salaried plan will no longer accrue additional benefits. In determining the long-term rate of return on plan assets, the company assumes that the historical long-term compound growth rates of equity and fixed-income securities and other plan investments will predict the future returns of similar investments in the plan portfolio. Investment management and other fees paid out of plan assets are factored into the determination of asset return assumptions.

Net Periodic Benefit Cost and Funded Status The components of the net periodic benefit cost for continuing operations were as follows:

(in millions)	2012	2011	2010
Components of defined benefit net periodic benefit cost
Service cost	$9	$7	$17
Interest cost	73	73	75
Expected return on assets	(86)	(81)	(66)
Amortization of
Prior service cost	1	1	(2)
Net actuarial loss	3	13	33
Net periodic benefit cost	$–	$13	$57

In 2012, the company recognized $1 million of settlement losses associated with plan settlements resulting from the payment of lump-sum benefits to plan participants. The disposition of the North American fresh bakery business resulted in the recognition of a $36 million net settlement loss in 2012 as a result of the assumption of the related plan liabilities by the buyer. In 2011, the company recognized a curtailment loss of $5 million associated with the fresh bakery businesses as a result of the expected decline in expected years of future service associated with the planned disposition of this business. The amounts recognized in 2011 are being reported as part of the results of discontinued operations. See Note 5 – “Discontinued Operations” for additional information.

In March 2010, the company announced changes to its U.S. defined benefit pension plans for salaried employees whereby participants would no longer accrue benefits under these plans. All future retirement benefits will be provided through a defined contribution plan. The benefit plan changes resulted in the elimination of any expected years of future service associated with these plans. As a result, a pretax curtailment gain of $25 million was recognized, of which $20 million impacted continuing operations and $5 million impacted discontinued operations. The curtailment gain resulted from the recognition of $3 million of previously unamortized net prior service credits associated with these benefit plans as well as a $22 million reduction in the projected benefit obligation associated with one of the plans.

In 2010, the company also recognized a curtailment loss of $10 million associated with its household and body care businesses as a result of the expected decline in expected years of future service. This amount is being reported as part of the results of discontinued operations. See Note 5 – “Discontinued Operations” for additional information.

The net periodic benefit cost associated with the North American fresh bakery operations are recognized in discontinued operations as the buyer assumed all of the pension liabilities associated with those businesses.

The net periodic benefit cost of the defined benefit pension plans in 2012 was $13 million lower than in 2011. The decrease was primarily due to a reduction in the amortization of net actuarial losses due to actuarial gains recognized during 2011, which reduced the amount of actuarial losses to be amortized as of the end of 2011.

The net periodic benefit cost of the company’s defined benefit pension plans in 2011 was $44 million lower than in 2010. The decrease was primarily due to an increase in expected return on assets due to an increase in plan assets resulting from improved assets returns as well as a $200 million contribution into the U.S. plans in the fourth quarter of 2010. The benefit costs were also favorably impacted by a reduction in service cost and amortization due to the freezing of the U.S salaried pension plan, which not only reduced the amount of actuarial loss to be amortized but also increased the period of time over which the amount is to being amortized.

The amount of prior service cost and net actuarial loss that is expected to be amortized from accumulated other comprehensive income and reported as a component of net periodic benefit cost in continuing operations during 2013 is $1 million and $5 million, respectively.

The funded status of defined benefit pension plans at the respective year-ends was as follows:

(in millions)	2012	2011
Projected benefit obligation
Beginning of year	$1,377	$1,378
Service cost	9	7
Interest cost	73	73
Plan amendments/Other	1	8
Benefits paid	(73)	(64)
Actuarial (gain) loss	294	(26)
Foreign exchange	(1)	1
End of year	$1,680	$1,377

(in millions)	2012	2011
Fair value of plan assets:
Beginning of year	$1,259	$1,136
Actual return on plan assets	321	180
Employer contributions	9	6
Benefits paid	(73)	(64)
Foreign exchange	(1)	1
End of year	1,515	1,259
Funded status	$(165)	$(118)

(in millions)	2012	2011
Amounts recognized on the Consolidated Balance Sheets
Noncurrent asset	$5	$8
Accrued liabilities	(4)	(6)
Pension obligation	(166)	(120)
Net asset (liability) recognized	$(165)	$(118)
Amounts recognized in Accumulated Other Comprehensive Income
Unamortized prior service cost	$7	$7
Unamortized actuarial loss, net	263	220
Total	$270	$227

The underfunded status of the plans increased from $118 million in 2011 to $165 million in 2012, due to a $303 million increase in plan obligations resulting from $294 million of actuarial losses driven by the decline in the discount rate which was only partially offset by a $256 million increase in plan assets. The increase in plan assets was the result of the strong investment performance during the year.

The accumulated benefit obligation is the present value of pension benefits (whether vested or unvested) attributed to employee service rendered before the measurement date and based on employee service and compensation prior to that date. The accumulated benefit obligation differs from the projected benefit obligation in that it includes no assumption about future compensation levels. The accumulated benefit obligations of the company’s pension plans as of the measurement dates in 2012 and 2011 were $1.680 billion and $1.376 billion, respectively.

The projected benefit obligation, accumulated benefit obligation and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were:

(in millions)	2012	2011
Projected benefit obligation	$1,351	$1,113
Accumulated benefit obligation	1,350	1,113
Fair value of plan assets	1,180	987

Plan Assets, Expected Benefit Payments and Funding

The fair value of pension plan assets as of June 30, 2012 was determined as follows:

In millions	Total Fair Value	Quoted Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)
Equity securities:
Non-U.S. securities – pooled funds	$ 38	$ 38	$–
Fixed income securities:
Government bonds	247	247	–
Corporate bonds	934	934	–
U.S. pooled funds	168	168	–
Non-U.S. pooled funds	–	–	–
Total fixed income securities	1,349	1,349	–
Real estate	21	21	–
Cash and equivalents	14	14	–
Derivatives	83	74	9
Other	10	10	–
Total fair value of assets	$1,515	$1,506	$9

The fair value of pension plan assets as of July 2, 2011 was determined as follows:

In millions	Total Fair Value	Quoted Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)
Equity securities:
Non-U.S. securities – pooled funds	$ 45	$ 45	$ –
Fixed income securities:
Government bonds	110	110	–
Corporate bonds	829	829	–
U.S. pooled funds	157	157	–
Non-U.S. pooled funds	–	–	–
Total fixed income securities	1,096	1,096	–
Real estate	20	20	–
Cash and equivalents	6	6	–
Derivatives	81	61	20
Other	11	11	–
Total fair value of assets	$1,259	$1,239	$20

Level 1 assets were valued using market prices based on daily net asset value (NAV) or prices available through a public stock exchange. Level 2 assets were valued primarily using market prices, derived from either an active market quoted price, which may require adjustments to account for the attributes of the asset, or an inactive market transaction. The company did not have any level 3 assets, which would include assets for which values are determined by non-observable inputs. See Note 15 – Financial Instruments for additional information as to the fair value hierarchy.

The percentage allocation of pension plan assets based on a fair value basis as of the respective year-end measurement dates is as follows:

	2012	2011
Asset category
Equity securities	6%	3%
Debt securities	91	89
Real estate	1	2
Cash and other	2	6
Total	100%	100%

The overall investment objective is to manage the plan assets so that they are sufficient to meet the plan’s future obligations while maintaining adequate liquidity to meet current benefit payments and operating expenses. The actual amount for which these obligations will be settled depends on future events and actuarial assumptions. These assumptions include the life expectancy of the plan participants and salary inflation. The resulting estimated future obligations are discounted using an interest rate curve that represents a return that would be required from high quality corporate bonds. The company has adopted a liability driven investment (LDI) strategy which consists of investing in a portfolio of assets whose performance is driven by the performance of the associated pension liability. This means that plan assets managed under an LDI strategy may underperform general market returns, but should provide for lower volatility of funded status as its return matches the pension liability movement. Over time, as pension obligations become better funded, the company will further de-risk its investments and increase the allocation to fixed income.

As noted in the above table, on an aggregate fair value basis, the plan is currently at 91% fixed income securities and 6% equity securities. On a notional value basis, the plan assets include investments in equity market futures which effectively moves the asset allocation to the established targets of 84% fixed income and 9% equity. Fixed income securities can include, but are not limited to, direct bond investments, pooled or indirect bond investments and cash. Other investments can include, but are not limited to, international and domestic equities, real estate, commodities and private equity. Derivative instruments may also be used in concert with either fixed income or equity investments to achieve desired exposure or to hedge certain risks. Derivative instruments can include, but are not limited to, futures, options, swaps or swaptions. The assets are managed by professional investment firms and performance is evaluated against specific benchmarks. The responsibility for the investment strategies typically lies with a committee and the composition of the committee depends on plan jurisdiction.

Pension assets at the 2012 and 2011 measurement dates do not include any direct investment in the company’s debt or equity securities. Substantially all pension benefit payments are made from assets of the pension plans. It is anticipated that the future benefit payments will be as follows: $69 million in 2013, $71 million in 2014, $74 million in 2015, $77 million in 2016, $81 million in 2017 and $450 million from 2018 to 2022. The company expects to contribute approximately $4 million of cash to its pension plans in 2013.

Defined Contribution Plans The company sponsors defined contribution plans, which cover certain salaried and hourly employees. The company’s cost is determined by the amount of contributions it makes to these plans. The amounts charged to expense for contributions made to these defined contribution plans related to continuing operations totaled $21 million in 2012, $27 million in 2011 and $25 million in 2010.

Multi-employer Plans

The company participates in a multi-employer plan that provides defined benefits to certain employees covered by collective bargaining agreements. Such plans are usually administered by a board of trustees composed of the management of the participating companies and labor representatives. In September 2011, the FASB issued guidance for disclosures of multiemployer pension and other postretirement benefit plans. The guidance requires an employer to provide additional quantitative and qualitative disclosures for these plans that provide more detailed information about an employer’s participation in these types of plans.

The company previously contributed to several multiemployer defined benefit pension plans under the terms of collective-bargaining agreements that covered various union-represented employees but currently only contributes to one of these plans. The risks of participating in these multiemployer plans are different from single-employer plans. Assets contributed to the multiemployer plan by one employer may be used to provide benefits to employees of other participating employers. If a participating employer stops contributing to the plan, the unfunded obligation of the plan may be borne by the remaining participating employers. If we stop participating in a plan, we may be required to pay that plan an amount based on the underfunded status of the plan, referred to as a withdrawal liability. None of the contributions to the pension funds for continuing operations was in excess of 5% or more of the total plan contributions for plan years 2012, 2011 and 2010. There are no contractually required minimum contributions to the plans as of June 30, 2012.

The net pension cost of these plans is equal to the annual contribution determined in accordance with the provisions of negotiated labor contracts. The contributions for plans related to continuing operations were $2 million in 2012, $3 million in 2011 and $4 million in 2010. Assets contributed to such plans are not segregated or otherwise restricted to provide benefits only to the employees of the company. The future cost of these plans is dependent on a number of factors including the funded status of the plans and the ability of the other participating companies to meet ongoing funding obligations.

The company’s participation in these multiemployer plans for fiscal 2012 is outlined below. The EIN/Pension Plan Number column provides the Employer Identification Number (EIN) and the three digit plan number, if applicable. Unless otherwise noted, the most recent PPA zone status available in 2012 and 2011 is for the plan’s year beginning January 1, 2012 and 2011, respectively. The zone status is based on information that the company has received from the plan and is certified by plans’ actuaries. Among other factors, plans in the red zone are generally less than 65 percent funded, plans in the yellow zone are less than 80 percent funded and plans in the green zone are at least 80 percent funded. The FIP/RP Status Pending/Implemented column indicates plans for which a financial improvement plan (FIP) or rehabilitation plan (RP) is either pending or has been implemented. The last column lists the expiration date(s) of the collective-bargaining agreements to which the plans are subject. There have been no significant changes that affect the comparability of contributions from year to year.

	EIN/Pension Plan	PPA Zone Status		FIP/RP Status	Contributions (in millions)			Surcharge	Expiration Date of Collective
	Number	2012	2011	Pending/Implemented	2012	2011	2010	Imposed	Bargaining Agreement
Pension Fund Plan Name:
Bakery and Confectionary Union & Industry Intl Pension Fund	52-6118572/001	Red	Green	Pending – No later than Nov. 2012	$2	$2	$3	5% - June 1 - Dec. 31 2012; 10% in 2013	October 2014
All other plans					–	1	1	N/A	N/A

In addition to regular contributions, the company could be obligated to pay additional contributions (known as complete or partial withdrawal liabilities) if a multi-employer pension plan (MEPP) has unfunded vested benefits. The company recognized a partial withdrawal liability of $22 million in 2010 related to one collective bargaining agreement. The charge was recognized in the results of discontinued operations in the Consolidated Statements of Income as it related to the North American fresh bakery business.

Postretirement Health-Care and Life-Insurance Plans	12 Months Ended
Jun. 30, 2012
Postretirement Health-Care and Life-Insurance Plans

Note 17– Postretirement Health-Care and Life-Insurance Plans

The company provides health-care and life-insurance benefits to certain retired employees and their covered dependents and beneficiaries. Generally, employees who have attained age 55 and have rendered 10 or more years of service are eligible for these postretirement benefits. Certain retirees are required to contribute to plans in order to maintain coverage.

Measurement Date and Assumptions A fiscal year end measurement date is utilized to value plan assets and obligations for the company’s postretirement health-care and life-insurance plans pursuant to the accounting rules.

The weighted average actuarial assumptions used in measuring the net periodic benefit cost and plan obligations for the three years ending June 30, 2012 were:

	2012	2011	2010
Net periodic benefit cost
Discount rate	5.3%	5.1%	6.3%
Plan obligations
Discount rate	3.8	5.3	5.1
Health-care cost trend assumed for the next year	7.5	8.0	8.0
Rate to which the cost trend is assumed to decline	5.0	5.0	5.0
Year that rate reaches the ultimate trend rate	2017	2017	2016

The discount rate is determined by utilizing a yield curve based on high-quality fixed-income investments that have a AA bond rating to discount the expected future benefit payments to plan participants. Assumed health-care trend rates are based on historical experience and management’s expectations of future cost increases. A one-percentage-point change in assumed health-care cost trend rates would have the following effects:

(in millions)	One Percentage Point Increase	One Percentage Point Decrease
Effect on total service and interest components	$ 2	$ (2)
Effect on postretirement benefit obligation	10	(9)

Net Periodic Benefit Cost and Funded Status – The components of the net periodic benefit cost associated with continuing operations were as follows:

(in millions)	2012	2011	2010
Components of defined benefit net periodic cost (income)
Service cost	$2	$2	$1
Interest cost	3	5	5
Net amortization and deferral	(8)	(9)	(8)
Net periodic benefit cost (income)	$(3)	$(2)	$(2)

The amount of the prior service credits, net actuarial loss and net initial asset that is expected to be amortized from accumulated other comprehensive income and reported as a component of net periodic benefit cost during 2013 is $9 million of income, $1 million of expense and $1 million of income, respectively.

The funded status of postretirement health-care and life-insurance plans related to continuing operations at the respective year-ends were:

(in millions)	2012	2011
Accumulated postretirement benefit obligation
Beginning of year	$84	$95
Service cost	2	2
Interest cost	3	5
Net benefits paid	(8)	(8)
Plan participant contributions	2	1
Actuarial (gain) loss	18	(11)
End of year	101	84
Fair value of plan assets	1	1
Funded status	$(100)	$(83)
Amounts recognized on the Consolidated Balance Sheets:
Accrued liabilities	$(6)	$(6)
Other liabilities	(94)	(77)
Total liability recognized	$(100)	$(83)
Amounts recognized in Accumulated Other Comprehensive Loss:
Unamortized prior service credit	$(29)	$(23)
Unamortized net actuarial loss	25	12
Unamortized net initial asset	(1)	(3)
Total	$(5)	$(14)

Expected Benefit Payments and Funding Substantially all postretirement health-care and life-insurance benefit payments are made by the company. Using expected future service, it is anticipated that the future benefit payments that will be funded by the company will be as follows: $7 million in 2013 through 2017 and $38 million from 2018 to 2022.

The Medicare Part D subsidy received by the company was $ 1 million in 2012 and 2010. The subsidy received in 2011 was less than $1 million.

Income Taxes	12 Months Ended
Jun. 30, 2012
Income Taxes

Note 18 – Income Taxes

The provisions for income taxes on continuing operations computed by applying the U.S. statutory rate to income from continuing operations before taxes as reconciled to the actual provisions were:

	2012	2011	2010
Income (loss) from continuing operations before income taxes
United States	(89.8)%	104.4%	92.6%
Foreign	(10.2)	(4.4)	7.4
	(100.0)%	100.0%	100.0%
Tax expense (benefit) at U.S. statutory rate	(35.0)%	35.0%	35.0%
State Income Taxes	0.3	2.7	3.9
Finalization of tax reviews and audits and changes in estimate on tax contingencies	(2.1)	4.1	(143.5)
Domestic Production Deduction	–	(3.9)	(7.7)
Employee Benefit Deductions	(8.1)	(4.7)	(1.9)
Non-Taxable Indemnification Agreements	(20.9)	–	14.4
Non-Deductible Professional Fees	27.8	3.6
Tax provision adjustments	(6.8)	(4.3)	(3.0)
Other, net	3.1	–	0.7
Taxes at effective worldwide tax rates	(41.7)	32.5	(102.1)%

The tax expense related to continuing operations decreased $42 million in 2012 due primarily to a decline in pretax income from continuing operations of $120 million.

The tax expense related to continuing operations increased $91 million in 2011. The increase in tax expense in 2011 was due primarily to the year-over-year impact of a net tax benefit reported in 2010 that included a $90 million tax benefit for the release of certain contingent tax obligations after statutes in multiple jurisdictions lapsed and certain tax regulatory examinations and reviews were resolved.

The company intends to continue to reinvest all of its earnings outside of the U.S. and, therefore, has not recognized U.S. tax expense on these earnings. U.S. federal income tax and withholding tax on these foreign unremitted earnings would be immaterial.

Current and deferred tax provisions (benefits) were:

	2012		2011		2010
(in millions)	Current	Deferred	Current	Deferred	Current	Deferred
U.S.	$ (16)	$ 2	$(4)	$29	$(150)	$79
Foreign	(1)	–	(1)	1	2	–
State	3	(3)	5	(3)	4	1
	$ (14)	$(1)	$(–)	$27	$(144)	$80

Cash payments for income taxes from continuing operations were $26 million in 2012, $36 million in 2011 and $176 million in 2010.

Hillshire Brands and eligible subsidiaries file a consolidated U.S. federal income tax return. The company uses the asset-and-liability method to provide income taxes on all transactions recorded in the consolidated financial statements. This method requires that income taxes reflect the expected future tax consequences of temporary differences between the carrying amounts of assets or liabilities for book and tax purposes. Accordingly, a deferred tax liability or asset for each temporary difference is determined based upon the tax rates that the company expects to be in effect when the underlying items of income and expense are realized. The company’s expense for income taxes includes the current and deferred portions of that expense. A valuation allowance is established to reduce deferred tax assets to the amount the company expects to realize.

The deferred tax liabilities (assets) at the respective year-ends were as follows:

(in millions)	2012	2011
Deferred tax (assets)
Pension liability	$(73)	$(54)
Employee benefits	(113)	(135)
Unrealized foreign exchange	–	(180)
Nondeductible reserves	(63)	(54)
Net operating loss and other tax carryforwards	(49)	(51)
Investment in subsidiary	–	(257)
Other	(16)	(14)
Gross deferred tax (assets)	(314)	(745)
Less valuation allowances	60	208
Net deferred tax (assets)	(254)	(537)
Deferred tax liabilities
Property, plant and equipment	69	117
Intangibles	35	48
Unrepatriated earnings	–	763
Deferred tax liabilities	104	928
Total net deferred tax liabilities	$(150)	$391

There are state net operating losses of $49 million that begin to expire in 2013 through 2030.

Valuation allowances have been established on net operating losses and other deferred tax assets in certain U.S. state jurisdictions as a result of the company’s determination that there is less than a 50% likelihood that these assets will be realized.

The company records tax reserves for uncertain tax positions taken, or expected to be taken, on a tax return. For those tax benefits to be recognized, a tax position must be more-likely-than-not to be sustained upon examination by the tax authorities. The amount recognized is measured as the largest amount of benefit that is greater than 50% likely of being realized upon audit settlement.

Due to the inherent complexities arising from the nature of the company’s businesses, and from conducting business and being taxed in a substantial number of jurisdictions, significant judgments and estimates are required to be made. Agreement of tax liabilities between Hillshire Brands and the many tax jurisdictions in which the company files tax returns may not be finalized for several years. Thus, the company’s final tax-related assets and liabilities may ultimately be different from those currently reported.

Our total unrecognized tax benefits that, if recognized, would affect our effective tax rate were $71 million as of June 30, 2012. This amount differs from the balance of unrecognized tax benefits as of June 30, 2012 primarily due to uncertain tax positions that created deferred tax assets in jurisdictions which have not been realized due to a lack of profitability in the respective jurisdictions. At this time, the company estimates that it is reasonably possible that the liability for unrecognized tax benefits will decrease by approximately $5 to $30 million in the next 12 months from a variety of uncertain tax positions as a result of the completion of various worldwide tax audits currently in process and the expiration of the statute of limitations in several jurisdictions.

The company recognizes interest and penalties related to unrecognized tax benefits in tax expense. During the years ended June 30, 2012, July 2, 2011 and July 3, 2010, the company recognized a benefit of $3 million, expense of $2 million and a benefit of $21 million, respectively, of interest and penalties in continuing operations tax expense. The tax benefit in 2012 and 2010 was the result of the finalization of tax reviews and audits and changes in estimates of tax contingencies. As of June 30, 2012, July 2, 2011 and July 3, 2010, the company had accrued interest and penalties of approximately $10 million, $21 million and $21 million, respectively.

The company’s tax returns are routinely audited by federal, state and foreign tax authorities and these audits are at various stages of completion at any given time. The Internal Revenue Service (IRS) has completed examinations of the company’s U.S. income tax returns through June 28, 2008. With few exceptions, the company is no longer subject to state and local income tax examinations by tax authorities for years before July 2, 2005.

The following table presents a reconciliation of the beginning and ending amount of unrecognized tax benefits for the years ended June 30, 2012, July 2, 2011 and July 3, 2010.

Unrecognized tax benefits (in millions)	June 30, 2012	July 2, 2011	July 3, 2010
Beginning of year balance	$83	$88	$227
Increases based on current period tax positions	5	8	9
Increases based on prior period tax positions	24	–	2
Decreases based on prior period tax positions	(4)	(5)	(17)
Decreases related to settlements with tax authorities	(33)	(4)	(131)
Decreases related to a lapse of applicable statute of limitation	(1)	(4)	(2)
End of Year Balance	$74	$83	$88

Business Segment Information	12 Months Ended
Jun. 30, 2012
Business Segment Information

Note 19 – Business Segment Information

The following are the company’s three business segments and the types of products and services from which each reportable segment derives its revenues.

•  Retail – sells a variety of packaged meat and frozen bakery products to retail customers in North America. It also includes gourmet sausage and salami products.

•  Foodservice/Other – sells a variety of meats and bakery products to foodservice customers in North America such as broad-line foodservice distributors, restaurants, hospitals and other large institutions and includes commodity meat products.

•  Australian Bakery – sells a variety of bakery products to retail and foodservice customers in Australia and other parts of the Pacific- rim region.

The company’s management uses operating segment income, which is defined as operating income before general corporate expenses, mark-to-market derivative gains/(losses) and amortization of trademarks and customer relationship intangibles, on an “as reported” and an “as adjusted” basis to evaluate segment performance and allocate resources. Management believes it is appropriate to disclose this measure to help investors analyze the business performance and trends of the various business segments. Interest and other debt expense, as well as income tax expense, are centrally managed, and accordingly, such items are not presented by segment since they are not included in the measure of segment profitability reviewed by management. The accounting policies of the segments are the same as those described in Note 2 to the Consolidated Financial Statements, “Summary of Significant Accounting Policies.”

(in millions)	2012	2011	2010
Sales
Retail	$2,884	$2,760	$2,708
Foodservice/Other	1,080	1,136	1,145
Australian Bakery	136	135	135
	4,100	4,031	3,988
Intersegment	(6)	(12)	(16)
Total	$4,094	$4,019	$3,972

(in millions)	2012	2011 (As Restated)	2010 (As Restated)
Income (loss) from continuing operations before income taxes
Retail	$274	$303	$343
Foodservice/Other	79	85	50
Australian Bakery	(2)	(2)	5
Total operating segment income	351	386	398
General corporate expenses	(272)	(159)	(211)
Mark-to-market derivative gain/(loss)	(1)	2	(4)
Amortization of intangibles	(4)	(4)	(4)
Total operating income	74	225	179
Net interest expense	(72)	(87)	(116)
Debt extinguishment costs	(39)	(55)	–
Income (loss) from continuing operations before income taxes	$(37)	$83	$63

The reported operating segment results include the impact of various significant items, the results of businesses disposed of or exited and the impact of the 53rd week. The table below summarizes the increase (decrease) to operating income related to these items:

(in millions)	2012	2011 (As Restated)	2010 (As Restated)
Retail	$(39)	$(11)	$8
Foodservice/Other	–	(17)	(23)
Australian Bakery	(6)	–	–
Subtotal	(45)	(28)	(15)
General corporate expenses	(208)	(60)	(46)
Total	$(253)	$(88)	$(61)

Significant items include but are not limited to: restructuring actions, impairment charges, pension curtailments, litigation accruals, an HBI settlement and debt extinguishment costs.

Net sales for a business segment may include sales between segments. Such sales are at transfer prices that are equivalent to market value. Revenues from Wal-Mart Stores Inc. represent approximately $1.0 billion of the company’s consolidated revenues for continuing operations in 2012, 2011 and 2010. Each of the company’s business segments sells to this customer, except Australian Bakery.

In millions	2012	2011 (As restated)	2010 (As restated)
Assets
Retail	$1,443	$1,430	$1,292
Foodservice/Other	366	382	450
Australian Bakery	58	66	58
	1,867	1,878	1,800
Net assets held for sale/disposition	5	7,143	6,332
Other[1]	578	461	646
Total assets	$2,450	$9,482	$8,778
Depreciation
Retail	$128	$98	$97
Foodservice/Other	3	7	15
Australian Bakery	4	5	3
	135	110	115
Discontinued operations	100	181	232
Other[1]	31	11	21
Total depreciation	$266	$302	$368
Additions to long-lived assets
Retail	$160	$232	$163
Foodservice/Other	6	3	4
Australian Bakery	4	5	3
	170	240	170
Other[1]	7	2	6
Total additions to long-lived assets	$177	$242	$176

[1]	Principally cash and cash equivalents, certain corporate fixed assets, deferred tax assets and certain other noncurrent assets.

Net sales by product type within each business segment are as follows:

(in millions)	2012	2011	2010
Sales
Retail:
Meat	$2,117	$1,985	$1,958
Meat-centric	647	639	585
Bakery	118	135	164
Commodities/Other	2	2	1
Total Retail	2,884	2,760	2,708
Foodservice/Other:
Meat	520	501	470
Meat-centric	86	81	77
Bakery	382	446	488
Commodities/Other	92	108	110
Total Foodservice/Other	1,080	1,136	1,145
Australian Bakery:
Meat-centric	6	6	9
Bakery	108	107	96
Other	22	22	30
Total Australian Bakery	136	135	135
Total business segment sales	4,100	4,031	3,988
Intersegment elimination	(6)	(12)	(16)
Total net sales	$4,094	$4,019	$3,972

Meat category includes – lunchmeat, hot dogs, breakfast sausage, smoked sausage and other meat products

Meat-centric category includes – Breakfast sandwiches, breakfast convenience, corn dogs and other ready to eat meal items

Bakery category includes – cakes, pies, cheesecakes and other bakery products

Commodities/Other category includes – commodity turkey and pork

Hillshire Brands operations are principally in the United States. With respect to operations outside of the United States, no single foreign country or geographic region was significant. Foreign net sales were $154 million, $153 million and $149 million in 2012, 2011, and 2010, respectively, virtually all of which was in Australia. The long-lived assets located outside of the United States are not significant.

Quarterly Financial Data (Unaudited)	12 Months Ended
Jun. 30, 2012
Quarterly Financial Data (Unaudited)

Note 20 – Quarterly Financial Data (Unaudited)

The company’s quarterly results for 2012 and 2011 are as follows:

In millions As Restated	Quarter	First	Second	Third	Fourth
2012
Continuing operations
Net sales		$1,025	$1,088	$965	$1,016
Gross profit		285	306	266	276
Income (loss)		12	(53)	89	(70)
Income (loss) per common share
Basic		0.10	(0.44)	0.75	(0.58)
Diluted		0.10	(0.44)	0.74	(0.58)
Net income (loss)		(218)	470	(3)	599
Net income (loss) per common share
Basic		(1.86)	3.96	(0.02)	5.02
Diluted		(1.85)	3.96	(0.02)	5.02
Cash dividends declared		–	0.58	0.58	–
Market price[1]
High		30.39	29.69	33.95	34.43
Low		24.54	24.12	28.67	27.56
Close		25.19	29.15	33.17	28.99
2011
Continuing operations
Net sales		$1,002	$1,062	$939	$1,016
Gross profit		293	326	288	290
Income (loss)		1	31	34	(10)
Income (loss) per common share
Basic		0.01	0.24	0.28	(0.09)
Diluted		0.01	0.24	0.28	(0.09)
Net income (loss)		197	838	150	87
Net income (loss) per common share
Basic		1.49	6.54	1.22	0.72
Diluted		1.48	6.51	1.21	0.72
Cash dividends declared		–	0.58	0.58	1.15
Market price[1]
High		23.72	27.30	31.21	30.50
Low		20.37	21.57	25.34	27.53
Close		20.69	26.97	27.57	29.76
[1]

The historical market prices have been adjusted to reflect the impact of the spin-off of the international coffee and tea business and a 1-for-5 reverse stock split on June 28, 2012. A portion of the original market price was allocated to Hillshire Brands (approximately 30%) and a portion to the international coffee and tea business (approximately 70%) based on the same percentages to be used to allocate the cost of a share of common stock for tax basis purposes. After the market price attributable to Hillshire Brands was determined, it was adjusted to reflect the 1-for-5 reverse stock split.

	Fourth Quarter 2011
In millions	As Reported[2]	Adjustments	Discontinued Operations	As Restated
Continuing operations
Net sales	$2,297	$ (6)	$(1,275)	$1,016
Gross profit	694	–	(404)	290
Income (loss)	48	(16)	(42)	(10)
Income (loss) per common share
– Basic	0.41	(0.15)	(0.35)	(0.09)
– Diluted	0.41	(0.15)	(0.35)	(0.09)
Net income (loss)	113	(26)	–	87
Net income (loss) per common share
– Basic	0.95	(0.22)	–	0.72
– Diluted	0.94	(0.22)	–	0.72
[2]	Amounts as reported in the company’s financial statements as included in its Annual Report on Form 10-K for the year ended July 2, 2011.

The quarterly financial data for 2012 and 2011 shown above has been restated to reflect the error corrections related to the discontinued operations in Brazil as well as the other errors in the income statements related to continuing and discontinued operations discussed in Note 1 – Nature of Operations and Basis of Presentation. The fiscal 2012 quarterly financial statements will be restated in the company’s fiscal 2013 filings on Form 10-Q.

The quarterly financial data shown above includes the impact of significant items. Significant items may include, but are not limited to: charges for exit activities; restructuring costs; spin-off costs; impairment charges; pension partial withdrawal liability charges; benefit plan curtailment gains and losses; tax charges on deemed repatriated earnings; tax costs and benefits resulting from the disposition of a business; impact of tax law changes; changes in tax valuation allowances and favorable or unfavorable resolution of open tax matters based on the finalization of tax authority examinations or the expiration of statutes of limitations. Further details of these items are included in the Financial Review section of the Annual Report.

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Jun. 30, 2012
Reacquired Shares

Reacquired Shares The company is incorporated in the state of Maryland and under those laws reacquired shares are retired. As shares are reacquired, the cost in excess of par value first reduces capital surplus, to the extent available, with any residual cost applied against retained earnings.

Sales Recognition And Incentives

Sales Recognition and Incentives The company recognizes sales when they are realized or realizable and earned. The company considers revenue realized or realizable and earned when persuasive evidence of an arrangement exists, delivery of products has occurred, the sales price charged is fixed or determinable, and collectability is reasonably assured. For the company, this generally means that we recognize sales when title to and risk of loss of our products pass to our resellers or other customers. In particular, title usually transfers upon receipt of our product at our customers’ locations, or upon shipment, as determined by the specific sales terms of the transactions.

Sales are recognized as the net amount to be received after deducting estimated amounts for sales incentives, trade allowances and product returns. The company estimates trade allowances and product returns based on historical results taking into consideration the customer, transaction and specifics of each arrangement. The company provides a variety of sales incentives to resellers and consumers of its products, and the policies regarding the recognition and display of these incentives within the Consolidated Statements of Income are as follows:

Discounts, Coupons and Rebates The cost of these incentives is recognized at the later of the date at which the related sale is recognized or the date at which the incentive is offered. The cost of these incentives is estimated using a number of factors, including historical utilization and redemption rates. Substantially all cash incentives of this type are included in the determination of net sales. Incentives offered in the form of free product are included in the determination of cost of sales.

Slotting Fees Certain retailers require the payment of slotting fees in order to obtain space for the company’s products on the retailer’s store shelves. These amounts are included in the determination of net sales when a liability to the retailer is created.

Volume-Based Incentives These incentives typically involve rebates or refunds of a specified amount of cash only if the reseller reaches a specified level of sales. Under incentive programs of this nature, the company estimates the incentive and allocates a portion of the incentive to reduce each underlying sales transaction with the customer.

Cooperative Advertising Under these arrangements, the company agrees to reimburse the reseller for a portion of the costs incurred by the reseller to advertise and promote certain of the company’s products. The company recognizes the cost of cooperative advertising programs in the period in which the advertising and promotional activity first takes place. The costs of these incentives are generally included in the determination of net sales.

Fixtures and Racks Store fixtures and racks are given to retailers to display certain of the company’s products. The costs of these fixtures and racks are recognized as expense in the period in which they are delivered to the retailer.

Advertising Expense

Advertising Expense Advertising costs, which include the development and production of advertising materials and the communication of this material through various forms of media, are expensed in the period the advertising first takes place. Advertising expense is recognized in the “Selling, general and administrative expenses” line in the Consolidated Statements of Income. Total media advertising expense for continuing operations was $87 million in 2012, $82 million in 2011 and $93 million in 2010.

Cash And Equivalents	Cash and Equivalents All highly liquid investments purchased with a maturity of three months or less at the time of purchase are considered to be cash equivalents.
Accounts Receivable Valuation

Accounts Receivable Valuation Accounts receivable are stated at their net realizable value. The allowance for doubtful accounts reflects the company’s best estimate of probable losses inherent in the receivables portfolio determined on the basis of historical experience, specific allowances for known troubled accounts and other currently available information.

Shipping And Handling Costs

Shipping and Handling Costs Shipping and handling costs are $268 million in 2012, $249 million in 2011 and $265 million in 2010. These costs are recognized in the “Selling, general and administrative expenses” line of the Consolidated Statements of Income.

Inventory Valuation

Inventory Valuation Inventories are stated at the lower of cost or market. Cost is determined by the first-in, first-out (FIFO) method. Rebates, discounts and other cash consideration received from a vendor related to inventory purchases is reflected as a reduction in the cost of the related inventory item, and is therefore, reflected in cost of sales when the related inventory item is sold.

Recognition And Reporting Of Planned Business Dispositions

Recognition and Reporting of Planned Business Dispositions When a decision to dispose of a business component is made, it is necessary to determine how the results will be presented within the financial statements and whether the net assets of that business are recoverable. The following summarizes the significant accounting policies and judgments associated with a decision to dispose of a business.

Discontinued Operations – A discontinued operation is a business component that meets several criteria. First, it must be possible to clearly distinguish the operations and cash flows of the component from other portions of the business. Second, the operations need to have been sold, spun-off or classified as held for sale. Finally, after the disposal, the cash flows of the component must be eliminated from continuing operations and the company may not have any significant continuing involvement in the business. Significant judgments are involved in determining whether a business component meets the criteria for discontinued operation reporting and the period in which these criteria are met. The results for a business to be spun-off do not meet the criteria for discontinued operations reporting until the completion of the spin-off.

If a business component is reported as a discontinued operation, the results of operations through the date of sale are presented on a separate line of the income statement. Interest on corporate level debt is not allocated to discontinued operations. Any gain or loss recognized upon the disposition of a discontinued operation is also reported on a separate line of the income statement. Prior to disposition, the assets and liabilities of discontinued operations are aggregated and reported on separate lines of the balance sheet.

Gains and losses related to the sale of business components that do not meet the discontinued operation criteria are reported in continuing operations and separately disclosed, if significant.

Businesses Held for Sale In order for a business to be classified as held for sale, several criteria must be achieved. These criteria include, among others, an active program to market the business and locate a buyer, as well as the probable disposition of the business within one year. Upon being classified as held for sale, the recoverability of the carrying value of a business must be assessed. Evaluating the recoverability of the assets of a business classified as held for sale follows a defined order in which property and intangible assets subject to amortization are considered only after the recoverability of goodwill, intangible assets not subject to amortization and other assets are assessed. After the valuation process is completed, the held for sale business is reported at the lower of its carrying value or fair value less cost to sell and no additional depreciation expense is recognized related to property. The carrying value of a held for sale business includes the portion of the cumulative translation adjustment related to the operation. Once a business is classified as held for sale, all of its historical balance sheet information is included in assets and liabilities held for sale in the balance sheet.

Businesses Held for Use If a decision to dispose of a business is made and the held for sale criteria are not met, the business is considered held for use and its assets are evaluated for recoverability in the following order: assets other than goodwill; property and intangibles subject to amortization; and finally, goodwill. In evaluating the recoverability of property and intangible assets subject to amortization, in a held for use business, the carrying value of the business is first compared to the sum of the undiscounted cash flows expected to result from the use and eventual disposition of the operation. If the carrying value exceeds the undiscounted expected cash flows, then an impairment is recognized if the carrying value of the business exceeds its fair value.

There are inherent judgments and estimates used in determining future cash flows and it is possible that additional impairment charges may occur in future periods. In addition, the sale of a business can result in the recognition of a gain or loss that differs from that anticipated prior to the closing date.

Property

Property Property is stated at historical cost and depreciation is computed using the straight-line method over the lives of the assets. Machinery and equipment are depreciated over periods ranging from 3 to 25 years and buildings and building improvements over periods of up to 40 years. Additions and improvements that substantially extend the useful life of a particular asset and interest costs incurred during the construction period of major properties are capitalized. Leasehold improvements are capitalized and amortized over the shorter of the remaining lease term or remaining economic useful life. Repairs and maintenance costs are charged to expense. Upon the sale or disposition of property, the cost and related accumulated depreciation are removed from the accounts. Capitalized interest was $5 million in 2012, $10 million in 2011 and $10 million in 2010.

Property is tested for recoverability whenever events or changes in circumstances indicate that its carrying value may not be recoverable. Such events include significant adverse changes in the business climate, current period operating or cash flow losses, forecasted continuing losses or a current expectation that an asset group will be disposed of before the end of its useful life or spun-off. Recoverability of property is evaluated by a comparison of the carrying amount of an asset or asset group to future net undiscounted cash flows expected to be generated by the asset or asset group. If the carrying amount exceeds the estimated future undiscounted cash flows then an asset is not recoverable. The impairment loss recognized is the amount by which the carrying amount of the asset exceeds the estimated fair value using discounted estimated future cash flows.

Assets that are to be disposed of by sale are recognized in the financial statements at the lower of carrying amount or fair value, less cost to sell, and are not depreciated after being classified as held for sale. In order for an asset to be classified as held for sale, the asset must be actively marketed, be available for immediate sale and meet certain other specified criteria.

Trademarks And Other Identifiable Intangible Assets

Trademarks and Other Identifiable Intangible Assets The primary identifiable intangible assets of the company are trademarks and customer relationships acquired in business combinations and computer software. The company capitalizes direct costs of materials and services used in the development and purchase of internal-use software. Identifiable intangibles with finite lives are amortized and those with indefinite lives are not amortized. The estimated useful life of a finite-lived identifiable intangible asset is based upon a number of factors, including the effects of demand, competition, expected changes in distribution channels and the level of maintenance expenditures required to obtain future cash flows.

Identifiable intangible assets that are subject to amortization are evaluated for impairment using a process similar to that used in evaluating the recoverability of property, plant and equipment. Identifiable intangible assets not subject to amortization are assessed for impairment at least annually and as triggering events may occur. The impairment test for identifiable intangible assets not subject to amortization consists of a comparison of the fair value of the intangible asset with its carrying amount. An impairment loss is recognized for the amount by which the carrying value exceeds the fair value of the asset. In making this assessment, management relies on a number of factors to discount estimated future cash flows including operating results, business plans and present value techniques. Rates used to discount cash flows are dependent upon interest rates and the cost of capital at a point in time. There are inherent assumptions and judgments required in the analysis of intangible asset impairment. It is possible that assumptions underlying the impairment analysis will change in such a manner that impairment in value may occur in the future.

Goodwill

Goodwill Goodwill is the difference between the purchase price and the fair value of the assets acquired and liabilities assumed in a business combination. When a business combination is completed, the assets acquired and liabilities assumed are assigned to the reporting unit or units of the company given responsibility for managing, controlling and generating returns on these assets and liabilities. Reporting units are business components at or one level below the operating segment level for which discrete financial information is available and reviewed by segment management. In many instances, all of the acquired assets and liabilities are assigned to a single reporting unit and in these cases all of the goodwill is assigned to the same reporting unit. In those situations in which the acquired assets and liabilities are allocated to more than one reporting unit, the goodwill to be assigned to each reporting unit is determined in a manner similar to how the amount of goodwill recognized in the business combination is determined.

Goodwill is not amortized; however, it is assessed for impairment at least annually and as triggering events may occur. The company performs its annual review for impairment in the fourth quarter of each fiscal year.

In 2012, the company adopted the recently amended accounting standards regarding goodwill impairment reviews that permit an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. The more-likely-than-not threshold is defined as having a likelihood of more than 50%. Some of the factors considered in the qualitative assessment process were the overall financial performance of the business including current and expected cash flows, revenues and earnings; changes in macroeconomic or industry conditions; changes in cost factors such as raw materials and labor; and changes in management, strategy or customers. If, after assessing the totality of events or circumstances, an entity determines that it is not more likely than not that the fair value is less than the carrying amount, then the two step process of impairment testing is unnecessary.

However, if the qualitative assessment discussed above indicates that there may be a possible impairment then the first step of the goodwill impairment test is required to be performed. The first step involves a comparison of the fair value of a reporting unit with its carrying value. If the carrying value of the reporting unit exceeds its fair value, the second step of the process is necessary and involves a comparison of the implied fair value and the carrying value of the goodwill of that reporting unit. If the carrying value of the goodwill of a reporting unit exceeds the implied fair value of that goodwill, an impairment loss is recognized in an amount equal to the excess.

In evaluating the recoverability of goodwill, it is necessary to estimate the fair values of the reporting units. In making this assessment, management relies on a number of factors to discount anticipated future cash flows, including operating results, business plans and present value techniques. The fair value of reporting units is estimated based on a weighting of two models – a discounted cash flow model and a market multiple model. The discounted cash flow model uses management’s business plans and projections as the basis for expected future cash flows for the first three years and a residual growth rate thereafter depending on the growth prospects for the reporting unit. The market multiple approach employs market multiples of revenues and earnings for companies comparable to the company’s reporting units. Management believes the assumptions used for the impairment test are consistent with those utilized by a market participant performing similar valuations for our reporting units. A separate discount rate derived from published sources was utilized for each reporting unit. Rates used to discount cash flows are dependent upon interest rates, market-based risk premium and the cost of capital at a point in time. Because some of the inherent assumptions and estimates used in determining the fair value of these reporting units are outside the control of management, including interest rates, market-based risk premium, the cost of capital, and tax rates, changes in these underlying assumptions and our credit rating can also adversely impact the business units’ fair values. The amount of any impairment is dependent on these factors, which cannot be predicted with certainty.

Exit And Disposal Activities

Exit and Disposal Activities Exit and disposal activities primarily consist of various actions to sever employees, exit certain contractual obligations and dispose of certain assets. Charges are recognized for these actions in the period in which the liability is incurred. Adjustments to previously recorded charges resulting from a change in estimated liability are recognized in the period in which the change is identified. Our methodology used to record these charges is described below.

Severance Severance actions initiated by the company are generally covered under previously communicated benefit arrangements, which provides for termination benefits in the event that an employee is involuntarily terminated. Liabilities are recorded under these arrangements when it is probable that employees will be entitled to benefits and the amount can be reasonably estimated. This generally occurs when management with the appropriate level of authority approves an action to terminate employees who have been identified and targeted for termination within one year.

Noncancelable Lease and Contractual Obligations Liabilities are incurred for noncancelable lease and other contractual obligations when the company terminates the contract in accordance with contract terms or when the company ceases using the right conveyed by the contract or exits the leased space. The charge for these items is determined based on the fair value of remaining lease rentals reduced by the fair value of estimated sublease rentals that could reasonably be obtained for the property, estimated using an expected present value technique.

Other For other costs associated with exit and disposal activities, a charge is recognized at its fair value in the period in which the liability is incurred, estimated using an expected present value technique, generally when the services are rendered.

Stock-Based Compensation

Stock-Based Compensation The company recognizes the cost of employee services received in exchange for awards of equity instruments over the vesting period based upon the grant date fair value of those awards.

Income Taxes

Income Taxes The company’s tax rate from period to period is affected by many factors. The most significant of these factors includes changes in tax legislation, the tax characteristics of the company’s income, the timing and recognition of goodwill impairments and acquisitions and dispositions. In addition, the company’s tax returns are routinely audited and finalization of issues raised in these audits sometimes affects the tax provision. It is reasonably possible that tax legislation in the jurisdictions in which the company does business may change in future periods. While such changes cannot be predicted, if they occur, the impact on the company’s tax assets and obligations will need to be measured and recognized in the financial statements.

Deferred taxes are recognized for the future tax effects of temporary differences between financial and income tax reporting using tax rates for the years in which the differences are expected to reverse. Federal income taxes are provided on that portion of the income of foreign subsidiaries that are expected to be remitted to the U.S. and be taxable.

The management of the company periodically estimates the probable tax obligations of the company using historical experience in tax jurisdictions and informed judgments in accordance with GAAP. For a tax benefit to be recognized, a tax position must be more-likely-than-not to be sustained upon examination by the taxing authority. The company adjusts these reserves in light of changing facts and circumstances; however, due to the complexity of some of these situations, the ultimate payment may be materially different from the estimated recorded amounts. Any adjustment to a tax reserve impacts the company’s tax expense in the period in which the adjustment is made.

Defined Benefit, Postretirement And Life-Insurance Plans

Defined Benefit, Postretirement and Life-Insurance Plans

The company recognizes the funded status of defined pension and postretirement plans in the Consolidated Balance Sheet. The funded status is measured as the difference between the fair market value of the plan assets and the benefit obligation. The company measures its plan assets and liabilities as of its fiscal year end. For a defined benefit pension plan, the benefit obligation is the projected benefit obligation; for any other defined benefit postretirement plan, such as a retiree health care plan, the benefit obligation is the accumulated postretirement benefit obligation. Any overfunded status should be recognized as an asset and any underfunded status should be recognized as a liability. Any transitional asset/(liability), prior service cost (credit) or actuarial (gain)/loss that has not yet been recognized as a component of net periodic cost is recognized in the accumulated other comprehensive income section of the Consolidated Statements of Equity, net of tax. Accumulated other comprehensive income will be adjusted as these amounts are subsequently recognized as a component of net periodic benefit costs in future periods.

Financial Instruments

Financial Instruments The company uses financial instruments, including forward exchange, options, futures and swap contracts, to manage its exposures to movements in interest rates, foreign exchange rates and commodity prices. The use of these financial instruments modifies the exposure of these risks with the intent to reduce the risk or cost to the company. The company does not use derivatives for trading purposes and is not a party to leveraged derivatives.

The company uses either hedge accounting or mark-to-market accounting for its derivative instruments. Under hedge accounting, the company formally documents its hedge relationships, including identification of the hedging instruments and the hedged items, as well as its risk management objectives and strategies for undertaking the hedge transaction. This process includes linking derivatives that are designated as hedges of specific assets, liabilities, firm commitments or forecasted transactions. The company also formally assesses, both at inception and at least quarterly thereafter, whether the derivatives that are used in hedging transactions are highly effective in offsetting changes in either the fair value or cash flows of the hedged item. If it is determined that a derivative ceases to be a highly effective hedge, or if the anticipated transaction is no longer likely to occur, the company discontinues hedge accounting and any deferred gains or losses are recorded in the “Selling, general and administrative expenses” line in the Consolidated Statements of Income. Derivatives are recorded in the Consolidated Balance Sheets at fair value in other assets and other liabilities. For more information about accounting for derivatives see Note 15, “Financial Instruments.”

Self-Insurance Reserves

Self-Insurance Reserves The company purchases third-party insurance for workers’ compensation, automobile and product and general liability claims that exceed a certain level. The company is responsible for the payment of claims under these insured limits. The undiscounted obligation associated with these claims is accrued based on estimates obtained from consulting actuaries. Historical loss development factors are utilized to project the future development of incurred losses, and these amounts are adjusted based upon actual claim experience and settlements. Accrued reserves, excluding any amounts covered by insurance, were $41 million as of June 30, 2012 and $56 million as of July 2, 2011.

Business Acquisitions

Business Acquisitions With respect to business acquisitions, the company is required to recognize and measure the identifiable assets acquired, liabilities assumed, contractual contingencies, contingent consideration and any noncontrolling interest in an acquired business at fair value on the acquisition date. In addition, the accounting guidance also requires expensing acquisition costs when incurred, restructuring costs in periods subsequent to the acquisition date, and any adjustments to deferred tax asset valuation allowances and acquired uncertain tax positions after the measurement period to be reflected in income tax expense.

Foreign Currency Translation

Foreign Currency Translation Foreign currency denominated assets and liabilities are translated into U.S. dollars at exchange rates existing at the respective balance sheet dates. Translation adjustments resulting from fluctuations in exchange rates are recorded as a separate component of other comprehensive income within common stockholders’ equity. The company translates the results of operations of its foreign subsidiaries at the average exchange rates during the respective periods. Gains and losses resulting from foreign currency transactions, the amounts of which are not material, are included in selling, general and administrative expenses.

Nature of Operations and Basis of Presentation (Tables)	12 Months Ended
Jun. 30, 2012
Summary of Impact of Error Corrections

The impact of these error corrections are summarized in the following tables:

Consolidated Statement of Income Impact

	Year ended July 2, 2011				Year ended July 3, 2010
(in millions)	As Reported [1]	Adjustments	Disc. Ops.	As Restated	As Reported [1]	Adjustment	Disc. Ops.	As Restated
Continuing Operations
Net sales	$8,681	$ (11)	$(4,651)	$4,019	$8,339	$ (3)	$(4,364)	$3,972
Cost of sales	5,868	(7)	(3,039)	2,822	5,356	1	(2,624)	2,733
Selling, general and administrative expenses	2,060	5	(1,147)	918	2,183	2	(1,158)	1,027
Net charges for exit activities, asset and business dispositions	105	–	(66)	39	84	(3)	(63)	18
Impairment charges	21	–	(6)	15	28	–	(13)	15
Contingent sale proceeds	–	–	–	–	(133)	–	133	–
Operating income	627	(9)	(393)	225	821	(3)	(639)	179
Interest expense	117	–	(25)	92	138	–	(18)	120
Interest income	(32)	–	27	(5)	(23)	–	19	(4)
Debt extinguishment costs	55	–	–	55	–	–	–	–
Income from continuing operations before tax	$ 487	$(9)	(395)	$ 83	$ 706	$(3)	(640)	$ 63
Income tax expense (benefit)	149	10	(132)	27	124	(4)	(184)	(64)
Income (loss) from Continuing Operations	338	(19)	(263)	56	582	1	(456)	127
Income from disc. operations, net of tax	222	–	263	485	(139)	11	456	328
Gain on sale disc. operations, net of tax	736	(5)	–	731	84	–	–	84
Net income from discontinued operations	958	(5)	–	1,216	(55)	11	456	412
Net income	1,296	(24)	–	1,272	527	12	–	539
Net income from non-controlling interest	9	–	–	9	21	–	–	21
Net income attributable to Hillshire Brands	$1,287	$ (24)	$ –	$1,263	$ 506	$ 12	$ –	$ 518
Earnings per share – Basic
Income (loss) from continuing operations	$ 2.72	$(0.16)	(2.11)	$ 0.45	$ 4.23	$0.01	3.31	$ 0.92
Net income	10.36	(0.20)	0.00	10.16	3.68	0.09	0.00	3.77
Earnings per share – Diluted
Income (loss) from continuing operations	$ 2.70	$(0.16)	(2.10)	$ 0.45	$ 4.21	$0.01	3.30	$ 0.92
Net income	10.31	(0.20)	0.00	10.11	3.66	0.09	0.00	3.75
[1]	Amounts as reported in the company’s financial statements as included in its Annual Report on Form 10K for the year ended July 2, 2011

	Quarter ended October 1, 2011				Quarter ended October 2, 2010
(in millions) (Unaudited)	As Reported [2]	Adjustments	Disc. Ops.	As Restated	As Reported [2]	Adjustments	Disc. Ops.	As Restated
Continuing Operations
Net sales	$1,943	$ 7	$(925)	$1,025	$1,727	$ 16	$(741)	$1,002
Cost of sales	1,327	8	(595)	740	1,157	10	(458)	709
Selling, general and administrative expenses	455	1	(229)	227	409	7	(181)	235
Net charges for exit activities, asset and business dispositions	32	–	(11)	21	4	–	(2)	2
Impairment charges	18	–	(8)	10	–	–	–	–
Operating income	111	(2)	(82)	27	157	(1)	(100)	56
Interest expense	30	–	(7)	23	34	–	(4)	30
Interest income	(9)	–	8	(1)	(5)	–	4	(1)
Debt extinguishment costs	–	–	–	–	30	–	–	30
Income (loss) from continuing operations before tax	90	(2)	(83)	5	98	(1)	(100)	(3)
Income tax expense (benefit)	124	1	(132)	(7)	37	(4)	(37)	(4)
Income (loss) from Continuing Operations	(34)	(3)	49	12	61	3	(63)	1
Income (loss) from disc. operations, net of tax	(273)	–	(49)	(322)	44	–	63	107
Gain on sale disc. operations, net of tax	92	–	–	92	89	–	–	89
Net income (loss) from discontinued operations	(181)	–	(49)	(230)	133	–	63	196
Net income (loss)	(215)	(3)	–	(218)	194	3	–	197
Net income from non-controlling interest	2	–	–	2	2	–	–	2
Net income (loss) attributable to Hillshire Brands	$ (217)	$ (3)	$ –	$ (220)	$ 192	$ 3	$ –	$ 195
Earnings per share – Basic
Income (loss) from continuing operations	$(0.28)	$(0.02)	0.40	$ 0.10	$ 0.47	$0.02	(0.48)	$ 0.01
Net income (loss)	(1.84)	(0.02)	–	(1.86)	1.47	0.02	0.00	1.49
Earnings per share – Diluted
Income (loss) from continuing operations	$(0.28)	$(0.02)	0.40	$ 0.10	$ 0.46	$0.02	(0.48)	$ 0.01
Net income (loss)	(1.84)	(0.02)	–	(1.85)	1.46	0.02	0.00	1.48
[2]	Amounts as reported in the company’s financial statements in its Quarterly Report on Form 10-Q for the quarter ended October 1, 2011

The following table reconciles the company’s previously reported results per the Form 10Q for the period ended December 31, 2011 to the restated Statement of Income for the quarters ended December 31, 2011 and January 1, 2011.

	Quarter ended December 31, 2011				Quarter ended January 1, 2011
(in millions) (Unaudited)	As Reported [3]	Adjustment	Disc. Ops.	As Restated	As Reported [3]	Adjustment	Disc. Ops.	As Restated
Continuing Operations
Net sales	$2,081	$ (5)	$ (988)	$1,088	$1,958	$ (11)	$(885)	$1,062
Cost of sales	1,385	(5)	(598)	782	1,281	(6)	(539)	736
Selling, general and administrative expenses	497	(4)	(262)	231	463	–	(231)	232
Net charges for exit activities, asset and business dispositions	84	(5)	(34)	45	39	–	(37)	2
Impairment charges	14	–	(10)	4	–	–	–	–
Operating income	101	9	(84)	26	175	(5)	(78)	92
Interest expense	29	–	(7)	22	28	–	(7)	21
Interest income	(11)	–	10	(1)	(7)	–	6	(1)
Debt extinguishment costs	–	–	–	–	25	–	–	25
Income from continuing operations before tax	83	9	(87)	5	129	(5)	(77)	47
Income tax expense (benefit)	50	5	3	58	41	(2)	(23)	16
Income (loss) from Continuing Operations	33	4	(90)	(53)	88	(3)	(54)	31
Income from disc. operations, net of tax	65	–	90	155	255	–	54	309
Gain on sale disc. operations, net of tax	371	(3)	–	368	490	8	–	498
Net income from discontinued operations	436	(3)	90	523	745	8	54	807
Net income	469	1	–	470	833	5	–	838
Net income from non-controlling interest	1	–	–	1	2	–	–	2
Net income attributable to Hillshire Brands	$ 468	$ 1	$ –	$ 469	$ 831	$ 5	$ –	$ 836
Earnings per share – Basic
Income (loss) from continuing operations	$ 0.28	$0.03	(0.75)	$(0.44)	$ 0.69	$(0.03)	(0.42)	$ 0.24
Net income	3.95	0.01	0.00	3.96	6.51	0.03	0.00	6.54
Earnings per share – Diluted
Income (loss) from continuing operations	$ 0.27	$0.03	(0.75)	$(0.44)	$ 0.69	$(0.03)	(0.42)	$ 0.24
Net income	3.93	0.01	0.00	3.96	6.48	0.03	0.00	6.51
[3]	Amounts as reported in the company’s financial statements in its Quarterly Report on Form 10-Q for the quarter ended December 31, 2011

	Six Months ended December 31, 2011				Six Months ended January 1, 2011
(in millions) (Unaudited)	As Reported [3]	Adjustment	Disc. Ops.	As Restated	As Reported [3]	Adjustment	Disc. Ops.	As Restated
Continuing Operations
Net sales	$4,024	$ 2	$(1,913)	$2,113	$3,685	$ 5	$(1,626)	$ 2064
Cost of sales	2,712	3	(1,193)	1,522	2,438	4	(997)	1,445
Selling, general and administrative expenses	952	(3)	(491)	458	872	7	(412)	467
Net charges for exit activities, asset and business dispositions	116	(5)	(45)	66	43	–	(39)	4
Impairment charges	32	–	(18)	14	–	–	–	–
Operating income	212	7	(166)	53	332	(6)	(178)	148
Interest expense	59	–	(14)	45	62	–	(11)	51
Interest income	(20)	–	18	(2)	(12)	–	10	(2)
Debt extinguishment costs	–	–	–	–	55	–	–	55
Income from continuing operations before tax	173	7	(170)	10	227	(6)	(177)	44
Income tax expense (benefit)	174	6	(129)	51	78	(6)	(60)	12
Income (loss) from Continuing Operations	(1)	1	(41)	(41)	149	–	(117)	32
Income (loss) from disc. operations, net of tax	(208)	–	41	(167)	299	–	117	416
Gain on sale disc. operations, net of tax	463	(3)	–	460	579	8	–	587
Net income from discontinued operations	255	(3)	41	293	878	8	117	1,003
Net income	254	(2)	–	252	1,027	8	–	1,035
Net income from non-controlling interest	3	–	–	3	4	–	–	4
Net income attributable to Hillshire Brands	$ 251	$ (2)	$ –	$ 249	$1,023	$ 8	$ –	$1,031
Earnings per share – Basic
Income (loss) from continuing operations	$(0.01)	$ 0.01	(0.35)	$ (0.35)	$1.15	$ 0.00	(0.90)	$ 0.25
Net income	2.12	(0.01)	0.00	2.11	7.92	0.05	0.00	7.97
Earnings per share – Diluted
Income (loss) from continuing operations	$(0.01)	$ 0.01	(0.35)	$ (0.35)	$1.15	$ 0.00	(0.89)	$ 0.25
Net income	2.12	(0.01)	0.00	2.11	7.88	0.05	0.00	7.94
[3]	Amounts as reported in the company’s financial statements in its Quarterly Report on Form 10-Q for the quarter ended December 31, 2011

	Quarter ended March 31, 2012				Quarter ended April 2, 2011
(in millions) (Unaudited)	As Reported [4]	Adjustment	Disc. Ops.	As Restated	As Reported [4]	Adjustment	Disc. Ops.	As Restated
Continuing Operations
Net sales	$1,899	$ (5)	$(929)	$ 965	$1,860	$ (10)	$(911)	$ 939
Cost of sales	1,312	(3)	(610)	699	1,226	(5)	(570)	651
Selling, general and administrative expenses	458	3	(251)	210	436	–	(216)	220
Net charges for exit activities, asset and business dispositions	63	7	(66)	4	4	–	(1)	3
Operating income	66	(12)	(2)	52	194	(5)	(124)	65
Interest expense	29	–	(7)	22	25	–	(7)	18
Interest income	(11)	–	9	(2)	(9)	–	8	(1)
Income from continuing operations before tax	48	(12)	(4)	32	178	(5)	(125)	48
Income tax expense (benefit)	10	(9)	(58)	(57)	54	(2)	(38)	14
Income (loss) from Continuing Operations	38	(3)	54	89	124	(3)	(87)	34
Income (loss) from disc. operations, net of tax	20	–	(54)	(34)	3	(3)	87	87
Gain (loss) on sale disc. operations, net of tax	(60)	2	–	(58)	29	–	–	29
Net income from discontinued operations	(40)	2	(54)	(92)	32	(3)	87	116
Net income (loss)	(2)	(1)	–	(3)	156	(6)	–	150
Net income from non-controlling interest	–	–	–		3	–	–	3
Net income (loss) attributable to Hillshire Brands	$(2)	$ (1)	$ –	$ (3)	$ 153	$ (6)	$ –	$ 147
Earnings per share – Basic
Income (loss) from continuing operations	$ 0.31	$(0.03)	$0.46	$0.75	$ 1.03	$(0.01)	(0.73)	$0.28
Net income	(0.02)	(0.01)	0.00	(0.02)	1.26	(0.04)	0.00	1.22
Earnings per share – Diluted
Income (loss) from continuing operations	$ 0.31	$(0.03)	$0.46	$0.74	$ 1.02	$(0.01)	(0.73)	$0.28
Net income	(0.02)	(0.01)	0.00	(0.02)	1.25	(0.04)	0.00	1.21
[4]	Amounts as reported in the company’s financial statements in its Quarterly Report on Form 10-Q for the quarter ended March 31, 2012

	Nine Months ended March 31, 2012				Nine Months ended April 2, 2011
(in millions) (Unaudited)	As Reported [4]	Adjustment	Disc. Ops.	As Restated	As Reported [4]	Adjustment	Disc. Ops.	As Restated
Continuing Operations
Net sales	$5,923	$ (3)	$(2,842)	$3,078	$5,545	$ (5)	$(2,537)	$3,003
Cost of sales	4,024	–	(1,803)	2,221	3,664	(1)	(1,567)	2,096
Selling, general and administrative expenses	1,410	–	(742)	668	1,308	7	(628)	687
Net charges for exit activities, asset and business dispositions	179	2	(111)	70	47	–	(40)	7
Impairment charges	32	–	(18)	14	–	–	–	–
Operating income	278	(5)	(168)	105	526	(11)	(302)	213
Interest expense	88	–	(21)	67	87	–	(18)	69
Interest income	(31)	–	27	(4)	(21)	–	18	(3)
Debt extinguishment costs	–	–	–	–	55	–	–	55
Income from continuing operations before tax	221	(5)	(174)	42	405	(11)	(302)	92
Income tax expense (benefit)	184	(3)	(187)	(6)	132	(8)	(98)	26
Income (loss) from Continuing Operations	37	(2)	13	48	273	(3)	(204)	66
Income (loss) from disc. operations, net of tax	(188)	–	(13)	(201)	302	(3)	204	503
Gain on sale disc. operations, net of tax	403	(1)	–	402	608	8	–	616
Net income from discontinued operations	215	(1)	(13)	201	910	5	204	1,119
Net income	252	(3)	–	249	1,183	2	–	1,185
Net income from non-controlling interest	3	–	–	3	7	–	–	7
Net income attributable to Hillshire Brands	$ 249	$ (3)	$ –	$ 246	$1,176	$ 2	$ –	$1,178
Earnings per share – Basic
Income (loss) from continuing operations	$0.31	$(0.01)	$ 0.11	$ 0.41	$2.16	$(0.02)	(1.62)	$ 0.53
Net income	2.10	(0.02)	0.00	2.08	9.30	0.01	0.00	9.31
Earnings per share – Diluted
Income (loss) from continuing operations	$0.31	$(0.01)	$ 0.11	$ 0.40	$2.15	$(0.02)	(1.61)	$ 0.52
Net income	2.09	(0.02)	0.00	2.07	9.25	0.01	0.00	9.27
[4]	Amounts as reported in the company’s financial statements in its Quarterly Report on Form 10-Q for the quarter ended March 31, 2012

Consolidated Balance Sheet Impact

	July 2 , 2011				October 1, 2011
(in millions) (Unaudited)	As Reported [5]	Adjustment	Disc. Ops.	As Restated	As Reported [5]	Adjustment	Disc. Ops.	As Restated
Condensed Consolidated Balance Sheets
Assets
Cash and equivalents	$2,066	$ –	$(1,992)	$ 74	$1,685	$ –	$(1,630)	$ 55
Trade accounts receivable, less allowances	929	(110)	(524)	295	766	(85)	(389)	292
Inventories	976	33	(722)	287	1,025	21	(705)	341
Current deferred income taxes	54	–	(50)	4	43	–	(39)	4
Other current assets	274	(22)	(85)	167	297	(2)	(236)	59
Receivable for proceeds on business disposition	–	–	–	–	552	–	–	552
Assets held for sale	285	–	3,373	3,658	511	–	2,999	3,510
Total current assets	4,584	(99)	–	4,485	4,879	(66)	–	4,813
Property, net of accumulated depreciation	1,648	(1)	(789)	858	1,321	(1)	(486)	834
Trademarks and other identifiable intangibles, net	322	–	(164)	158	258	–	(109)	149
Goodwill	811	–	(463)	348	597	–	(249)	348
Deferred income taxes	256	11	(211)	56	185	6	(177)	14
Pension asset	265	–	(257)	8	362	–	(356)	6
Other noncurrent assets	256	–	(172)	84	221	–	(58)	163
Noncurrent assets held for sale	1,391	(3)	2,097	3,485	1,229	–	1,435	2,664
	$9,533	$ (92)	$ 41	$9,482	$9,052	(61)	$ –	$8,991

Liabilities and Equity
Notes payable	$238	$ –	$ (40)	$ 198	439	$ –	$ (104)	$ 335
Accounts payable	954	–	(499)	455	740	–	(344)	396
Income taxes payable and current deferred taxes	469	–	(17)	452	439	23	(158)	304
Other accrued liabilities	1,681	(11)	(1,057)	613	1,299	(9)	(805)	485
Current maturities of long-term debt	473	–	(472)	1	443	–	(443)	–
Liabilities held for sale	307	–	2,085	2,392	533	–	1,854	2,387
Total current liabilities	4,122	(11)	–	4,111	3,893	14	–	3,907
Long-term debt	1,936	–	(26)	1,910	1,935	–	(22)	1,913
Pension obligation	218	–	(97)	121	206	–	(89)	117
Deferred income taxes	184	(25)	(159)	–	362	–	(327)	35
Other liabilities	826	(1)	(508)	317	726	–	(425)	301
Noncurrent liabilities held for sale	273	26	831	1,130	294	–	863	1,157
Total Equity	1,974	(81)	–	1,893	1,636	(75)	–	1,561
	$9,533	$ (92)	$ 41	$9,482	$9,052	$(61)	$ –	$8,991

	December 31, 2011				March 31, 2012
(in millions) (Unaudited)	As Reported [5]	Adjustment	Disc. Ops.	As Restated	As Reported [5]	Adjustment	Disc. Ops.	As Restated
Condensed Consolidated Balance Sheets
Assets
Cash and equivalents	$2,751	$ –	$(2,610)	$ 141	$2,655	$ –	$(2,555)	$ 100
Trade accounts receivable, less allowances	760	(87)	(407)	266	734	(95)	(393)	246
Inventories	917	26	(652)	291	907	28	(641)	294
Current deferred income taxes	26	–	(20)	6	35	–	(29)	6
Other current assets	349	(28)	(108)	213	324	(4)	(189)	131
Receivable for proceeds on business disposition	376	–	–	376	–	–	–	–
Assets held for sale	78	–	3,797	3,875	5	–	3,807	3,812
Total current assets	5,257	(89)	–	5,168	4,660	(71)	–	4,589
Property, net of accumulated depreciation	1,291	–	(468)	823	1,300	(1)	(490)	809
Trademarks and other identifiable intangibles, net	247	–	(107)	140	400	–	(263)	137
Goodwill	592	–	(244)	348	599	–	(251)	348
Deferred income taxes	145	4	(109)	40	139	7	(73)	73
Pension asset	354	–	(344)	10	427	–	(423)	4
Other noncurrent assets	223	–	(136)	87	244	–	(169)	75
Noncurrent assets held for sale	77	–	1,408	1,485	5	–	1,669	1,674
	$8,186	$ (85)	$ –	$8,101	$7,774	$(65)	$ –	$7,709

Liabilities and Equity
Notes payable	122	$ –	$ (122)	$ –	187	$ –	$(92)	$95
Accounts payable	728	–	(345)	383	693	–	(293)	400
Income taxes payable and current deferred taxes	594	–	(12)	582	615	24	(47)	592
Other accrued liabilities	1,176	(8)	(650)	518	1,061	(9)	(603)	449
Current maturities of long-term debt	390	–	(389)	1	985	–	(5)	980
Liabilities held for sale	70	3	1,518	1,591	–	1	1,040	1,041
Total current liabilities	3,080	(5)	–	3,075	3,541	16	–	3,557
Long-term debt	1,935	–	(22)	1,913	954	–	(19)	935
Pension obligation	240	–	(85)	155	225	–	(85)	140
Deferred income taxes	212	–	(212)	–	211	–	(211)	–
Other liabilities	712	(8)	(386)	318	698	(7)	(380)	311
Noncurrent liabilities held for sale	3	–	705	708	–	–	695	695
Total Equity	2,004	(72)	–	1,932	2,145	(74)	–	2,071
	$8,186	$ (85)	$ –	$8,101	$7,774	$(65)	$ –	$7,709

[5]	Amounts represent the balance sheets as originally reported in the company’s filings for the respective period ends.

Consolidated Statement of Cash Flow Impact The restatement did not change the total cash flows from operating, investing or financing activities for any of the quarters or full years impacted by the restatements. However, certain amounts within Cash from Operating Activities were impacted by the non-cash adjustments to correct the errors – net income (loss) was adjusted to reflect the restatement impact with an offset to Increase (decrease) in deferred taxes; Other and/or Changes in Accounts receivable or Inventories. The following table shows the impact of the restatements on the previously reported cash flow items within Cash from Operating Activities for 2011 and 2010.

	July 2, 2011		July 3, 2010
In millions	As Reported[6]	As Restated	As Reported[6]	As Restated
Operating Activities
Net income	$1,296	$1,272	$527	$539
Adjustments to reconcile net income to net cash from operating activities
Amortization expense	84	84	94	93
Increase (decrease) in deferred income taxes	187	180	527	525
Other	(20)	(19)	22	4
Changes in current assets and liabilities, net of businesses acquired and sold
Accounts receivable	105	116	55	58
Inventories	(202)	(206)	52	57
Other current assets	(43)	(42)	(27)	(26)
Accrued liabilities	(170)	(171)	19	19
Accrued taxes	155	178	(274)	(274)
Net cash from operating activities	$ 447	$ 447	$ 952	$ 952

Comprehensive Income Impact

	July 2, 2011		July 3, 2010
In millions	As Reported[6]	As Restated	As Reported[6]	As Restated
Comprehensive Income
Net income	$1,296	$1,272	$ 527	$ 539
Translation adjustments, net of tax	332	325	(82)	(85)
Net unrealized gain (loss) on qualifying cash flow hedges, net of tax	7	7	8	8
Pension/Postretirement activity, net of tax	317	317	(235)	(235)
Other comprehensive income activity, net of tax	–	–	2	2
Comprehensive income (loss)	$1,952	$1,921	$ 220	$ 229

	Quarter ended October 1, 2011		Quarter ended December 31, 2011		Quarter ended March 31, 2012
In millions Unaudited	As Reported[6]	As Restated	As Reported[6]	As Restated	As Reported[6]	As Restated
Comprehensive Income
Net income (loss)	$(215)	$(218)	$469	$470	$ (2)	$ (3)
Translation adjustments, net of tax	(142)	(133)	14	16	193	192
Net unrealized gain (loss) on qualifying cash flow hedges, net of tax	(1)	(1)	(9)	(9)	(2)	(2)
Pension/Postretirement activity, net of tax	10	10	(12)	(12)	(8)	(8)
Comprehensive income (loss)	$(348)	$(342)	$462	$465	$181	$179

	Six Months ended December 31, 2011		Nine Months ended March 31, 2012
In millions Unaudited	As Reported[6]	As Restated	As Reported[6]	As Restated
Comprehensive Income
Net income (loss)	$ 254	$ 252	$252	$249
Translation adjustments, net of tax	(128)	(117)	65	75
Net unrealized gain (loss) on qualifying cash flow hedges, net of tax	(10)	(10)	(12)	(12)
Pension/Postretirement activity, net of tax	(2)	(2)	(10)	(10)
Comprehensive income (loss)	$ 114	$ 123	$295	$302

	Quarter ended October 2, 2010		Quarter ended January 1, 2011		Quarter ended April 2, 2011
(in millions)	As reported[6]	As Restated	As reported[6]	As Restated	As reported[6]	As Restated
Comprehensive Income
Net Income (loss)	$194	$197	$833	$838	$156	$150
Translation adjustments, net of tax	193	191	(39)	(40)	129	127
Net unrealized gain (loss) on qualifying cash flow hedges, net of tax	–	–	14	14	5	5
Pension/Postretirement activity, net of tax	(29)	(29)	40	40	(26)	(26)
Comprehensive income (loss)	$358	$359	$848	$852	$264	$256

	Six months ended January 1, 2011		Nine Months ended April 2, 2011
(in millions)	As reported[6]	As Restated	As reported[6]	As Restated
Comprehensive Income
Net Income	$1,027	$1,035	$1,183	$1,185
Translation adjustments, net of tax	154	151	283	278
Net unrealized gain (loss) on qualifying cash flow hedges, net of tax	14	14	19	19
Pension/Postretirement activity, net of tax	11	11	(15)	(15)
Comprehensive income (loss)	$1,206	$1,211	$1,470	$1,467
6	Amounts represent the balances as originally reported in the company’s filings for the respective period ends.

Intangible Assets and Goodwill (Tables)	12 Months Ended
Jun. 30, 2012
Schedule Of Intangible Assets

The primary components of the intangible assets reported in continuing operations and the related amortization expense follows:

(in millions)	Gross	Accumulated Amortization	Net Book Value
2012
Intangible assets subject to amortization
Trademarks	$ 31	$ 2	$ 29
Customer relationships	72	44	28
Computer software	128	100	28
Other contractual agreements	3	–	3
	$234	$146	88
Trademarks and brand names not subject to amortization			44
Net book value of intangible assets			$132

(in millions)	Gross	Accumulated Amortization	Net Book Value
2011
Intangible assets subject to amortization
Trademarks	$ 31	$ –	$ 31
Customer relationships	72	42	30
Computer software	137	87	50
Other contractual agreements	3	–	3
	$243	$129	114
Trademarks and brand names not subject to amortization			44
Net book value of intangible assets			$158

Goodwill By Reportable Segment

The goodwill reported in continuing operations associated with each business segment and the changes in those amounts during 2012 and 2011 are as follows:

(in millions)	Retail	Foodservice/ Other	Total
Net book value at July 3, 2010
Gross goodwill	$103	$622	$725
Accumulated impairment losses	–	(382)	(382)
Net goodwill	103	240	343
Acquisitions	36	–	36
Held for disposal	–	(31)	(31)
Net book value at July 2, 2011
Gross goodwill	139	591	730
Accumulated impairment losses	–	(382)	(382)
Net goodwill	139	209	348
Net book value at June 30, 2012
Gross goodwill	139	591	730
Accumulated impairment losses	–	(382)	(382)
Net goodwill	$139	209	348

Impairment Charges (Tables)	12 Months Ended
Jun. 30, 2012
Impairment Charges

The impact of these charges is summarized in the following tables:

(in millions)	Pretax Impairment Charge	Tax Benefit	After Tax Charge
2012
General corporate expenses	$14	$5	$ 9
2011
Foodservice/Other	$15	$5	$10
2010
Foodservice/Other	$15	$5	$10

Discontinued Operations (Tables)	12 Months Ended
Jun. 30, 2012
Operating Results Of Discontinued Operations

Results of Discontinued Operations The amounts in the tables below reflect the operating results of the businesses reported as discontinued operations up through the date of disposition. The amounts of any gains or losses related to the disposal of these discontinued operations are excluded.

(in millions)	Net Sales	Pretax Income (Loss)	Income (Loss)
2012
North American Fresh Bakery	$ 724	$ 29	$ 163
North American Refrigerated Dough	74	13	9
North American Foodservice Beverage	330	(15)	(9)
International Coffee and Tea	3,728	224	662
European Bakery	262	(384)	(358)
International Household and Body Care	111	(5)	(2)
Total	$5,229	$(138)	$ 465
2011 - As restated
North American Fresh Bakery	$2,037	$ 58	$ 159
North American Refrigerated Dough	307	42	27
North American Foodservice Beverage	538	5	3
International Coffee and Tea	3,537	399	276
European Bakery	591	(9)	(16)
International Household and Body Care	1,078	72	36
Total - As restated	$8,088	$ 567	$ 485
2010 - As restated
North American Fresh Bakery	$2,128	$ 46	$ 35
North American Refrigerated Dough	326	56	37
North American Foodservice Beverage	512	17	13
International Coffee and Tea	3,218	645	463
European Bakery	650	(22)	(21)
International Household and Body Care	2,126	254	(199)
Total - As restated	$8,960	$ 996	$ 328

Gain (Loss) On Sale Of Discontinued Operations

Gain (Loss) on the Sale of Discontinued Operations The gain (loss) on the sale of discontinued operations recognized in 2012, 2011 and 2010 are summarized in the following tables.

(in millions)	Pretax Gain(Loss) on Sale	Tax (Expense) / Benefit	After Tax Gain(Loss)
2012
North American Fresh Bakery	$ 94	$ (33)	$ 61
North American Foodservice Beverage	222	(76)	146
North American Refrigerated Dough	198	(156)	42
European Bakery	11	(45)	(34)
Non-European Insecticides	249	(59)	190
Air Care Products	(10)	(1)	(11)
Other Household and Body Care	8	3	11
Total	$ 772	$(367)	$405
2011 - As restated
Global Body Care and European Detergents	$ 867	$(379)	$488
Air Care Products	273	(179)	94
Australia/New Zealand Bleach	48	(17)	31
Shoe Care Products	115	2	117
Other Household and Body Care Businesses	1	–	1
Total - As restated	$1,304	$(573)	$731
2010
Godrej Sara Lee joint venture	$ 150	$ (72)	$ 78
Other	8	(2)	6
Total	$ 158	$ (74)	$ 84

Cash Flow Impacts Of Discontinued Operations

Discontinued Operations Cash Flows The company’s discontinued operations impacted the cash flows of the company as follows:

(in millions)	2012	2011	2010
Discontinued operations impact on:
Cash from operating activities	$112	$302	$936
Cash from (used in) investing activities	(364)	2,296	117
Cash used in financing activities	(1,524)	(1,802)	(856)
Effect of changes in foreign exchange rates on cash	(216)	285	(104)
Net cash impact of discontinued operations	$(1,992)	$1,081	$93
Cash balance of discontinued operations:
At start of period	$1,992	$911	$818
At end of period	–	1,992	911
Increase (decrease) in cash of discontinued operations	$(1,992)	$1,081	$93

Summary Of Net Assets Held For Sale

The following is a summary of the net assets held for sale or disposition as of June 30, 2012 and July 2, 2011, which primarily consists of the net assets of the North American fresh bakery, refrigerated dough and foodservice beverage businesses and the international coffee and tea and household and body care businesses at July 2, 2011.

(In millions)	June 30, 2012	July 2, 2011 (As restated)
Cash and cash equivalents	$–	$1,992
Trade accounts receivable	–	698
Inventories	–	806
Other current assets	–	162
Total current assets held for sale	–	3,658
Property	5	1,346
Trademarks and other intangibles	–	427
Goodwill	–	1,075
Deferred taxes	–	159
Other noncurrent assets	–	478
Assets held for sale	$5	$7,143
Accounts payable	$–	$673
Accrued expenses and other current liabilities	–	1,231
Current maturities of long-term debt	–	488
Total current liabilities held for sale	–	2,392
Long-term debt	–	105
Other liabilities	–	1,025
Liabilities held for sale	$–	$3,522
Noncontrolling interest	$–	$29

Exit, Disposal and Restructuring Activities (Tables)	12 Months Ended
Jun. 30, 2012
Summary Of Exit, Disposal And Restructuring Actions

The following is a summary of the (income) expense associated with new and ongoing actions, which also highlights where the costs are reflected in the Consolidated Statements of Income along with the impact on diluted EPS:

(in millions)	2012	2011	2010
Exit and business dispositions	$81	$39	$18
Selling, general and administrative expenses	118	35	14
Reduction in income from continuing operations before income taxes	199	74	32
Income tax benefit	(57)	(22)	(12)
Reduction in income from continuing operations	$142	$52	$20
Impact on diluted EPS from continuing operations	$1.17	$0.42	$0.14

Impact Of Restructuring Actions On Corporate Business Segments And Unallocated Corporate Expenses

The impact of these actions on the company’s business segments and unallocated corporate expenses is summarized as follows:

(in millions)	2012	2011	2010
Retail	$14	$11	$4
Foodservice/Other	4	3	6
Australian Bakery	3	–	–
Decrease in business segment income	21	14	10
Increase in general corporate expenses	178	60	22
Total	$199	$74	$32

Restructuring 2012 Actions
Net Charges For Exit Disposal And Transformation Actions And Related Reserve Status

The following table summarizes the net charges taken for the exit, disposal, other restructuring and spin-off activities approved during 2012 and the related status as of June 30, 2012. The accrued amounts remaining represent those cash expenditures necessary to satisfy remaining obligations. The majority of the cash payments to satisfy the accrued costs are expected to be paid in the next 12 months. Approximately $65 million to $75 million of additional charges are expected to be recognized within the next twelve month period related to these restructuring actions and other actions associated with cost reduction efforts related to the spin-off. See the Business Overview section of the Financial Review for additional information.

(In millions)	Employee Termination and Other Benefits	IT and Other Costs	Non- cancellable Leases/ Contractual Obligations	Total
Exit, disposal and other costs recognized during 2012	$28	$117	$55	$200
Charges recognized in discontinued operations	7	–	5	12
Cash payments	(10)	(94)	(51)	(155)
Non-cash charges	–	(7)	8	1
Accrued costs as of June 30, 2012	$25	$ 16	$17	$ 58

Restructuring 2011 Actions
Net Charges For Exit Disposal And Transformation Actions And Related Reserve Status

The following table summarizes the net charges taken for the exit, disposal, restructuring and spin-off activities approved during 2011 and the related status as of June 30, 2012. The accrued amounts remaining represent those cash expenditures necessary to satisfy remaining obligations. The majority of the cash payments to satisfy the accrued costs are expected to be paid in the next 12 months.

(In millions)	Employee Termination and Other Benefits	IT and Other Costs	Non- cancellable Leases/ Contractual Obligations	Total
Exit, disposal and other costs recognized during 2011	$32	$36	$9	$77
Charges recognized in discontinued operations	1	25	–	26
Cash payments	(2)	(42)	–	(44)
Non-cash charges	–	(1)	–	(1)

Accrued costs as of July 2, 2011	31	18	9	58
Change in estimate	(1)	–	–	(1)
Cash payments	(15)	(18)	(9)	(42)

Accrued costs as of June 30, 2012	$15	$–	$–	$15

Common Stock (Tables)	12 Months Ended
Jun. 30, 2012
Changes In Outstanding Shares Of Common Stock

Changes in outstanding shares of common stock for the past three years were:

Shares in thousands	2012	2011	2010
Beginning balances	117,420	132,424	139,132
Stock issuances:
Stock option and benefit plans	1,104	642	211
Restricted stock plans	2,119	398	348
Reacquired shares	–	(16,044)	(7,283)
Other	1	–	16

Ending balances	120,644	117,420	132,424

Dividends Declared

Common stock dividends and dividend-per-share amounts declared on outstanding shares of common stock were:

(in millions except per share data)	2012	2011	2010
Common stock dividends declared	$137	$275	$299
Dividends per share amount declared	$1.15	$2.30	$2.20

Accumulated Other Comprehensive Income (Tables)	12 Months Ended
Jun. 30, 2012
Components Of Accumulated Other Comprehensive Income

The components of accumulated other comprehensive income are:

(in millions)	Cumu- lative Trans- lation Adjus- tment	Net Unrealized Gain(Loss) on Qualifying Cash Flow Hedges/ Other	Pension/ Post- reti- rement Liability Adjus- tment	Accum- ulated Other Compre- hensive Income (loss)
Balance at June 27, 2009 - As restated	$ (21)	$ (11)	$(572)	$(604)
Disposition of Godrej J.V.	14	–	–	14
Amortization of net actuarial loss and prior service credit	–	–	19	19
Net actuarial loss arising during the period	–	–	(323)	(323)
Pension plan curtailment	–	–	27	27
Pension and postretirement plan amendments	–	–	(4)	(4)
Other comprehensive income (loss) activity	(99)	10	46	(43)

Balance at July 3, 2010 - As restated	(106)	(1)	(807)	(914)
Disposition of Household & Body Care businesses	55	–	–	55
Amortization of net actuarial loss and prior service credit	–	–	16	16
Net actuarial gain arising during the period	–	–	326	326
Pension plan curtailment	–	–	25	25
Other comprehensive income (loss) activity	270	7	(50)	227

Balance at July 2, 2011 - As restated	219	6	(490)	(265)
Business dispositions	127	–	–	127
Amortization of net actuarial loss and prior service credit	–	–	(1)	(1)
Net actuarial loss arising during the period	–	–	(70)	(70)
Pension plan curtailments/ settlements	–	–	24	24
Spin-off of Intl Coffee & Tea Business	(180)		343	163
Other comprehensive income (loss) activity	(150)	2	26	(122)

Balance at June 30, 2012	$ 16	$ 8	$(168)	$(144)

Stock-Based Compensation (Tables)	12 Months Ended
Jun. 30, 2012
Fair Value Of Option Grants

The fair value of each option grant is estimated on the date of grant using the Black-Scholes option-pricing model and the following weighted average assumptions:

	2012	2011	2010
Weighted average expected lives	7.0 years	7.2 years	8.0 years
Weighted average risk-free interest rates	1.37%	2.08%	3.03%
Range of risk-free interest rates	1.28-1.38%	1.91-2.66%	3.02-3.15%
Weighted average expected volatility	28.1%	28.0%	27.2%
Range of expected volatility	28.1-28.3%	27.3-30.0%	27.2-27.6%
Dividend yield	2.5%	2.9%	4.4%

Stock Option
Changes In Stock-Based Compensation Awards

A summary of the changes in stock options outstanding under the company’s option plans during 2012 is presented below:

Shares in thousands	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (in millions)
Options outstanding at July 2, 2011	11,515	$24.33	4.6	$66

Granted	503	28.75	–	–
Exercised	(3,608)	25.16	–	–
Canceled / expired	(2,146)	27.86	–	–

Options outstanding at June 30, 2012	6,264	$23.01	3.2	$38

Options exercisable at June 30, 2012	5,704	$22.65	2.7	$37

Value Of Stock-Based Compensation Awards

In millions except per share data	2012	2011	2010
Number of options exercisable at end of fiscal year	5,704	7,784	8,482
Weighted average exercise price of options exercisable at end of fiscal year	$22.65	$26.38	$27.31
Weighted average grant date fair value of options granted during the fiscal year	$ 6.35	$ 5.29	$ 2.92
Total intrinsic value of options exercised during the fiscal year	$ 23.5	$ 8.0	$ 0.9
Fair value of options that vested during the fiscal year	$ 16.9	$ 4.5	$ 6.3

Restricted Stock Units
Changes In Stock-Based Compensation Awards

A summary of the changes in the stock unit awards outstanding under the company’s benefit plans during 2012 is presented below:

(shares in thousands)	Shares	Weighted Average Grant Date Fair Value	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (in millions)
Nonvested share units at July 2, 2011	4,993	$19.73	1.1	$149

Granted	767	29.09	–	–
Vested	(4,463)	19.81	–	–
Forfeited	(957)	24.56	–	–

Nonvested share units at June 30, 2012	340	$26.24	0.7	$ 10

Exercisable share units at June 30, 2012	84	$20.67	4.8	$ 2

Value Of Stock-Based Compensation Awards

In millions except per share data	2012	2011	2010
Stock Unit Awards:
Fair value of share-based units that vested during the fiscal year	$ 88	$ 42	$ 35
Weighted average grant date fair value of share based units granted during the fiscal year	$29.09	$23.40	$15.56
All Stock-Based Compensation:
Total compensation expense	$ 35	$ 41	$ 35
Tax benefit on compensation expense	$ 11	$ 15	$ 13

Earnings per Share (Tables)	12 Months Ended
Jun. 30, 2012
Reconciliation Between Net Income (Loss) Per Share - Basic And Diluted

The following is a reconciliation of net income (loss) to net income (loss) per share – basic and diluted – for the years ended June 30, 2012, July 2, 2011 and July 3, 2010:

(in millions except earnings per share)	2012	2011 (Restated)	2010 (Restated)
Income (loss) from continuing operations attributable to Hillshire Brands	$ (22)	$ 56	$ 127
Net income from discontinued operations attributable to Hillshire Brands	867	1,207	391
Net income attributable to Hillshire Brands	$ 845	$1,263	$ 518
Average shares outstanding – basic	119	124	138
Dilutive effect of stock compensation	–	1	–
Diluted shares outstanding	119	125	138
Income (loss) per common share – Basic
Income (loss) from continuing operations	$(0.18)	$ 0.45	$0.92
Income from discontinued operations	7.31	9.71	2.85
Net income	$ 7.13	$10.16	$3.77
Income (loss) per common share – Diluted
Income (loss) from continuing operations	$(0.18)	$ 0.45	$0.92
Income from discontinued operations	7.31	9.66	2.83
Net income	$ 7.13	$10.11	$3.75

Debt Instruments (Tables)	12 Months Ended
Jun. 30, 2012
Composition Of The Corporation's Long-Term Debt, Which Includes Capital Lease Obligations

The composition of the company’s long-term debt, which includes capital lease obligations, is summarized in the following table:

(in millions)	Maturity Date	2012	2011
Senior debt
3.875% notes	2013	–	500
10% zero coupon notes ($19 million face value)	2014	16	15
10% – 14.25% zero coupon notes ($105 million face value)	2015	82	72
2.75% Notes	2016	400	400
4.1% Notes	2021	278	400
6.125% notes	2033	152	500
Total senior debt		928	1,887
Obligations under capital lease		2	1
Other debt		15	16
Total debt		945	1,904
Unamortized discounts		(1)	(5)
Hedged debt adjustment to fair value		–	12
Total long-term debt		944	1,911
Less current portion		(5)	(1)
		$939	$1,910

Selected Data On The Corporation's Short-Term Obligations

The financial covenants also include a requirement to maintain a leverage ratio of not more than 3.50 to 1.00. The leverage ratio is based on the ratio of consolidated total indebtedness to an adjusted consolidated EBITDA. For the 12 months ended June 30, 2012, the leverage ratio was 2.3 to 1.0.

Selected data on the company’s short-term obligations follow:

In millions	2012	2011	2010
Maximum month-end borrowings	$335	$503	$95
Average borrowings during the year	97	242	27
Year-end borrowings	–	198	22
Weighted average interest rate during the year	0.34%	0.31%	0.26%
Weighted average interest rate at year-end	–	0.30	0.32

Leases (Tables)	12 Months Ended
Jun. 30, 2012
Book Value Of Capital Lease Assets

(in millions)	June 30, 2012	July 2, 2011
Gross book value of capital lease assets included in property	$4	$4
Net book value of capital lease assets included in property	2	1

Future Minimum Lease Payments For Capital Leases

Future minimum payments, by year and in the aggregate, under capital leases and noncancelable operating leases having an original term greater than one year at June 30, 2012 were as follows:

(in millions)	Capital Leases	Operating Leases
2013	$1	$ 23
2014	1	19
2015	–	13
2016	–	11
2017	–	10
Thereafter	–	82
Total minimum lease payments	2	$158
Amounts representing interest	–
Present value of net minimum payments	2
Current portion	1
Noncurrent portion	$1

Lease Depreciation and Expense
(in millions)	2012	2011	2010
Depreciation of capital lease assets	$ 1	$ 1	$ 1
Rental expense under operating leases	23	28	33

Financial Instruments (Tables)	12 Months Ended
Jun. 30, 2012
Aggregate Notional Dollar Amount Of Derivatives

Notional Values

(In Millions)	June 30, 2012	July 2, 2011	Hedge Coverage (Number of months)
Swap Contracts:
Rec. Fixed/Pay Float – Interest Rate Swap Notional	$ –	$ 150	–
Rec. Fixed/Pay Fixed – Cross Currency Swaps Notional(1)	(40)	813	12

Foreign Currency Forward Contracts(1):
Commitments to Purchase Foreign Currencies	$ –	$ 943	–
Commitments to Sell Foreign Currencies	–	(945)	–

Commodity Contracts:
Commodity Future Contracts(3)
Grains and Oilseeds	$ 56	$ 63	9
Energy	27	38	12
Other Commodities	25	16	8
Commodity Options Contracts(2)	–	4	6
Net Investment Hedges:	$ –	$ 4,052	–

[1]	The notional value is calculated using the exchange rates as of reporting date.
[2]	Option contract notional values are determined by the ratio of the change in option value to the change in the underlying hedged item.
[3]	Commodity futures contracts are determined by the initial cost of the contract.

Fair Value Of The Long Term Debt Including The Current Portion

	June 30, 2012		July 2, 2011
(In Millions)	Fair Value	Carrying Amount	Fair Value	Carrying Amount
Long-term debt, including current portion	$1,004	945	$1,914	1,911

Fair Value Of All Derivative Contracts

Information on the location and amounts of derivative fair values in the Condensed Consolidated Balance Sheet at June 30, 2012 and July 2, 2011 is as follows:

	Assets				Liabilities
	Other Current Assets		Other Non- Current Assets		Accrued Liabilities - Other		Other
(in millions)	June 30, 2012	July 2, 2011	June 30, 2012	July 2, 2011	June 30, 2012	July 2, 2011	June 30, 2012	July 2, 2011
Derivatives designated as hedging instruments:
Interest rate contracts (b)	$–	$ –	$–	$12	$ –	$ –	$–	$ –
Foreign exchange contracts (b)	–	–	–	–	40	191	–	66
Total derivatives designated as hedging instruments	–	–	–	12	40	191	–	66
Derivatives not designated as hedging instruments:
Foreign exchange contracts (b)	1	11	–	–	–	2	–	–
Commodity contracts (a)	–	1	–	–	–	–	–	–
Total derivatives not designated as Hedging instruments	1	12	–	–	–	2	–	–
Total derivatives	$1	$12	$–	$12	$40	$193	$–	$66
(a)	Categorized as level 1: Fair value of level 1 assets and liabilities as of June 30, 2012 are nil and nil and at July 2, 2011 are $1 million and nil, respectively.
(b)	Categorized as level 2: Fair value of level 2 assets and liabilities as of June 30, 2012 are $1 million and $40 million and at July 2, 2011 are $23 million and $259 million, respectively.

Information Relating To Cash Flow Hedges, Net Investment Hedges, Fair Value Hedges And Other Derivatives Not Designated As Hedging Instruments

Information related to our cash flow hedges, net investment hedges, fair value hedges and other derivatives not designated as hedging instruments for the periods ended June 30, 2012, and July 2, 2011, follows:

	Interest Rate Contracts		Foreign Exchange Contracts		Commodity Contracts		Total
	Year Ended		Year Ended		Year Ended		Year Ended
(In millions)	June 30, 2012	July 2, 2011	June 30, 2012	July 2, 2011	June 30, 2012	July 2, 2011	June 30, 2012	July 2, 2011
Cash Flow Derivatives:
Amount of gain (loss) recognized in other comprehensive income (OCI) (a)	$ (8)	$2	$ –	$(69)	$13	$14	$ 5	$ (53)
Amount of gain (loss) reclassified from AOCI into earnings (a) (b)	(3)	3	2	(82)	2	15	1	(64)
Amount of ineffectiveness recognized in earnings (c) (d)	–	–	(2)	(9)	2	(1)	–	(10)
Amount of gain (loss) expected to be reclassified into earnings during the next twelve months	–	–	–	(7)	10	–	10	(7)
Net Investment Derivatives:
Amount of gain (loss) recognized in OCI (a)	–	–	604	(672)	–	–	604	(672)
Amount of gain (loss) recognized from OCI into earnings (f)	–	–	(446)	12	–	–	(446)	12
Amount of gain (loss) recognized from OCI into spin-off dividend (g)	–	–	324	–	–	–	324	–
Fair Value Derivatives:
Amount of derivative gain (loss) recognized in earnings (e)	1	6	–	–	–	–	1	6
Amount of Hedged Item gain (loss) recognized in earnings (e)	4	4	–	–	–	–	4	4
Derivatives Not Designated as Hedging Instruments:
Amount of gain (loss) recognized in Cost of Sales	–	–	–	–	(2)	1	(2)	1
Amount of gain(loss) recognized in SG&A	–	–	(15)	24	–	6	(15)	30

(a)	Effective portion.
(b)	Gain (loss) reclassified from AOCI into earnings is reported in interest or debt extinguishment , for interest rate swaps, in selling, general, and administrative (SG&A) expenses for foreign exchange contracts and in cost of sales for commodity contracts.
(c)	Gain (loss) recognized in earnings is related to the ineffective portion and amounts excluded from the assessment of hedge effectiveness.
(d)	Gain (loss) recognized in earnings is reported in interest expense for foreign exchange contract and SG&A expenses for commodity contracts.
(e)	The amount of gain (loss) recognized in earnings on the derivative contracts and the related hedged item is reported in interest or debt extinguishment, for the interest rate contracts and SG&A for the foreign exchange contracts.
(f)	The gain (loss) recognized from OCI into earnings is reported in gain on sale of discontinued operations.
(g)	The gain (loss) recognized from OCI into the spin-off dividend is reported in Retained Earnings as a result of the spin-off

Defined Benefit Pension Plans (Tables)	12 Months Ended
Jun. 30, 2012
Weighted Average Actuarial Assumptions

The weighted average actuarial assumptions used in measuring the net periodic benefit cost and plan obligations of continuing operations were as follows:

	2012	2011	2010
Net periodic benefit cost
Discount rate	5.5%	5.4%	6.5%
Long-term rate of return on plan assets	6.5	7.3	7.6
Rate of compensation increase	NA	NA	3.5
Plan obligations
Discount rate	4.2%	5.5%	5.4%
Rate of compensation increase	NA	NA	NA

Components Of Net Periodic Benefit Cost

Net Periodic Benefit Cost and Funded Status The components of the net periodic benefit cost for continuing operations were as follows:

(in millions)	2012	2011	2010
Components of defined benefit net periodic benefit cost
Service cost	$9	$7	$17
Interest cost	73	73	75
Expected return on assets	(86)	(81)	(66)
Amortization of
Prior service cost	1	1	(2)
Net actuarial loss	3	13	33
Net periodic benefit cost	$–	$13	$57

Funded Status Of Defined Benefit Pension Plans

The funded status of defined benefit pension plans at the respective year-ends was as follows:

(in millions)	2012	2011
Projected benefit obligation
Beginning of year	$1,377	$1,378
Service cost	9	7
Interest cost	73	73
Plan amendments/Other	1	8
Benefits paid	(73)	(64)
Actuarial (gain) loss	294	(26)
Foreign exchange	(1)	1
End of year	$1,680	$1,377

(in millions)	2012	2011
Fair value of plan assets:
Beginning of year	$1,259	$1,136
Actual return on plan assets	321	180
Employer contributions	9	6
Benefits paid	(73)	(64)
Foreign exchange	(1)	1
End of year	1,515	1,259
Funded status	$(165)	$(118)

(in millions)	2012	2011
Amounts recognized on the Consolidated Balance Sheets
Noncurrent asset	$5	$8
Accrued liabilities	(4)	(6)
Pension obligation	(166)	(120)
Net asset (liability) recognized	$(165)	$(118)
Amounts recognized in Accumulated Other Comprehensive Income
Unamortized prior service cost	$7	$7
Unamortized actuarial loss, net	263	220
Total	$270	$227

Accumulated Benefit Obligation And Fair Value Of Plan Assets

The projected benefit obligation, accumulated benefit obligation and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were:

(in millions)	2012	2011
Projected benefit obligation	$1,351	$1,113
Accumulated benefit obligation	1,350	1,113
Fair value of plan assets	1,180	987

Fair Value Of Pension Plan Assets

The fair value of pension plan assets as of June 30, 2012 was determined as follows:

In millions	Total Fair Value	Quoted Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)
Equity securities:
Non-U.S. securities – pooled funds	$ 38	$ 38	$–
Fixed income securities:
Government bonds	247	247	–
Corporate bonds	934	934	–
U.S. pooled funds	168	168	–
Non-U.S. pooled funds	–	–	–
Total fixed income securities	1,349	1,349	–
Real estate	21	21	–
Cash and equivalents	14	14	–
Derivatives	83	74	9
Other	10	10	–
Total fair value of assets	$1,515	$1,506	$9

The fair value of pension plan assets as of July 2, 2011 was determined as follows:

In millions	Total Fair Value	Quoted Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)
Equity securities:
Non-U.S. securities – pooled funds	$ 45	$ 45	$ –
Fixed income securities:
Government bonds	110	110	–
Corporate bonds	829	829	–
U.S. pooled funds	157	157	–
Non-U.S. pooled funds	–	–	–
Total fixed income securities	1,096	1,096	–
Real estate	20	20	–
Cash and equivalents	6	6	–
Derivatives	81	61	20
Other	11	11	–
Total fair value of assets	$1,259	$1,239	$20

Percentage Allocation Of Pension Plan Assets

The percentage allocation of pension plan assets based on a fair value basis as of the respective year-end measurement dates is as follows:

	2012	2011
Asset category
Equity securities	6%	3%
Debt securities	91	89
Real estate	1	2
Cash and other	2	6
Total	100%	100%

Company Participation in Multiemployer Plan

	EIN/Pension Plan	PPA Zone Status		FIP/RP Status	Contributions (in millions)			Surcharge	Expiration Date of Collective
	Number	2012	2011	Pending/Implemented	2012	2011	2010	Imposed	Bargaining Agreement
Pension Fund Plan Name:
Bakery and Confectionary Union & Industry Intl Pension Fund	52-6118572/001	Red	Green	Pending – No later than Nov. 2012	$2	$2	$3	5% - June 1 - Dec. 31 2012; 10% in 2013	October 2014
All other plans					–	1	1	N/A	N/A

Postretirement Health-Care and Life-Insurance Plans (Tables)	12 Months Ended
Jun. 30, 2012
Weighted Average Actuarial Assumptions

The weighted average actuarial assumptions used in measuring the net periodic benefit cost and plan obligations for the three years ending June 30, 2012 were:

	2012	2011	2010
Net periodic benefit cost
Discount rate	5.3%	5.1%	6.3%
Plan obligations
Discount rate	3.8	5.3	5.1
Health-care cost trend assumed for the next year	7.5	8.0	8.0
Rate to which the cost trend is assumed to decline	5.0	5.0	5.0
Year that rate reaches the ultimate trend rate	2017	2017	2016

Effect Of One Percent Change In Health Care Trend Rates

increases. A one-percentage-point change in assumed health-care cost trend rates would have the following effects:

(in millions)	One Percentage Point Increase	One Percentage Point Decrease
Effect on total service and interest components	$ 2	$ (2)
Effect on postretirement benefit obligation	10	(9)

Net Periodic Benefit Cost

Net Periodic Benefit Cost and Funded Status – The components of the net periodic benefit cost associated with continuing operations were as follows:

(in millions)	2012	2011	2010
Components of defined benefit net periodic cost (income)
Service cost	$2	$2	$1
Interest cost	3	5	5
Net amortization and deferral	(8)	(9)	(8)
Net periodic benefit cost (income)	$(3)	$(2)	$(2)

Funded Status Of Postretirement Health-Care And Life-Insurance Plans

The funded status of postretirement health-care and life-insurance plans related to continuing operations at the respective year-ends were:

(in millions)	2012	2011
Accumulated postretirement benefit obligation
Beginning of year	$84	$95
Service cost	2	2
Interest cost	3	5
Net benefits paid	(8)	(8)
Plan participant contributions	2	1
Actuarial (gain) loss	18	(11)
End of year	101	84
Fair value of plan assets	1	1
Funded status	$(100)	$(83)
Amounts recognized on the Consolidated Balance Sheets:
Accrued liabilities	$(6)	$(6)
Other liabilities	(94)	(77)
Total liability recognized	$(100)	$(83)
Amounts recognized in Accumulated Other Comprehensive Loss:
Unamortized prior service credit	$(29)	$(23)
Unamortized net actuarial loss	25	12
Unamortized net initial asset	(1)	(3)
Total	$(5)	$(14)

Income Taxes (Tables)	12 Months Ended
Jun. 30, 2012
Reconciliation Of U.S Statutory Tax Rate To Worldwide Effective Tax Rate

The provisions for income taxes on continuing operations computed by applying the U.S. statutory rate to income from continuing operations before taxes as reconciled to the actual provisions were:

	2012	2011	2010
Income (loss) from continuing operations before income taxes
United States	(89.8)%	104.4%	92.6%
Foreign	(10.2)	(4.4)	7.4
	(100.0)%	100.0%	100.0%
Tax expense (benefit) at U.S. statutory rate	(35.0)%	35.0%	35.0%
State Income Taxes	0.3	2.7	3.9
Finalization of tax reviews and audits and changes in estimate on tax contingencies	(2.1)	4.1	(143.5)
Domestic Production Deduction	–	(3.9)	(7.7)
Employee Benefit Deductions	(8.1)	(4.7)	(1.9)
Non-Taxable Indemnification Agreements	(20.9)	–	14.4
Non-Deductible Professional Fees	27.8	3.6
Tax provision adjustments	(6.8)	(4.3)	(3.0)
Other, net	3.1	–	0.7
Taxes at effective worldwide tax rates	(41.7)	32.5	(102.1)%

Current And Deferred Tax Provisions

Current and deferred tax provisions (benefits) were:

	2012		2011		2010
(in millions)	Current	Deferred	Current	Deferred	Current	Deferred
U.S.	$ (16)	$ 2	$(4)	$29	$(150)	$79
Foreign	(1)	–	(1)	1	2	–
State	3	(3)	5	(3)	4	1
	$ (14)	$(1)	$(–)	$27	$(144)	$80

Components Of Deferred Tax Liabilities (Assets)

The deferred tax liabilities (assets) at the respective year-ends were as follows:

(in millions)	2012	2011
Deferred tax (assets)
Pension liability	$(73)	$(54)
Employee benefits	(113)	(135)
Unrealized foreign exchange	–	(180)
Nondeductible reserves	(63)	(54)
Net operating loss and other tax carryforwards	(49)	(51)
Investment in subsidiary	–	(257)
Other	(16)	(14)
Gross deferred tax (assets)	(314)	(745)
Less valuation allowances	60	208
Net deferred tax (assets)	(254)	(537)
Deferred tax liabilities
Property, plant and equipment	69	117
Intangibles	35	48
Unrepatriated earnings	–	763
Deferred tax liabilities	104	928
Total net deferred tax liabilities	$(150)	$391

Reconciliation Of Unrecognized Tax Benefits

The following table presents a reconciliation of the beginning and ending amount of unrecognized tax benefits for the years ended June 30, 2012, July 2, 2011 and July 3, 2010.

Unrecognized tax benefits (in millions)	June 30, 2012	July 2, 2011	July 3, 2010
Beginning of year balance	$83	$88	$227
Increases based on current period tax positions	5	8	9
Increases based on prior period tax positions	24	–	2
Decreases based on prior period tax positions	(4)	(5)	(17)
Decreases related to settlements with tax authorities	(33)	(4)	(131)
Decreases related to a lapse of applicable statute of limitation	(1)	(4)	(2)
End of Year Balance	$74	$83	$88

Business Segment Information (Tables)	12 Months Ended
Jun. 30, 2012
Reconciliation Of Sales And Operating Profit (Loss) From Segments To Consolidated

(in millions)	2012	2011	2010
Sales
Retail	$2,884	$2,760	$2,708
Foodservice/Other	1,080	1,136	1,145
Australian Bakery	136	135	135
	4,100	4,031	3,988
Intersegment	(6)	(12)	(16)
Total	$4,094	$4,019	$3,972

(in millions)	2012	2011 (As Restated)	2010 (As Restated)
Income (loss) from continuing operations before income taxes
Retail	$274	$303	$343
Foodservice/Other	79	85	50
Australian Bakery	(2)	(2)	5
Total operating segment income	351	386	398
General corporate expenses	(272)	(159)	(211)
Mark-to-market derivative gain/(loss)	(1)	2	(4)
Amortization of intangibles	(4)	(4)	(4)
Total operating income	74	225	179
Net interest expense	(72)	(87)	(116)
Debt extinguishment costs	(39)	(55)	–
Income (loss) from continuing operations before income taxes	$(37)	$83	$63

Summary of Increase (Decrease) in Operating Income

The table below summarizes the increase (decrease) to operating income related to these items:

(in millions)	2012	2011 (As Restated)	2010 (As Restated)
Retail	$(39)	$(11)	$8
Foodservice/Other	–	(17)	(23)
Australian Bakery	(6)	–	–
Subtotal	(45)	(28)	(15)
General corporate expenses	(208)	(60)	(46)
Total	$(253)	$(88)	$(61)

Reconciliation Of Assets, Depreciation And Additions To Long-Lived Assets From Segments To Consolidated

In millions	2012	2011 (As restated)	2010 (As restated)
Assets
Retail	$1,443	$1,430	$1,292
Foodservice/Other	366	382	450
Australian Bakery	58	66	58
	1,867	1,878	1,800
Net assets held for sale/disposition	5	7,143	6,332
Other[1]	578	461	646
Total assets	$2,450	$9,482	$8,778
Depreciation
Retail	$128	$98	$97
Foodservice/Other	3	7	15
Australian Bakery	4	5	3
	135	110	115
Discontinued operations	100	181	232
Other[1]	31	11	21
Total depreciation	$266	$302	$368
Additions to long-lived assets
Retail	$160	$232	$163
Foodservice/Other	6	3	4
Australian Bakery	4	5	3
	170	240	170
Other[1]	7	2	6
Total additions to long-lived assets	$177	$242	$176

[1]	Principally cash and cash equivalents, certain corporate fixed assets, deferred tax assets and certain other noncurrent assets.

Net Sales by Product Type Within Business Segment

Net sales by product type within each business segment are as follows:

(in millions)	2012	2011	2010
Sales
Retail:
Meat	$2,117	$1,985	$1,958
Meat-centric	647	639	585
Bakery	118	135	164
Commodities/Other	2	2	1
Total Retail	2,884	2,760	2,708
Foodservice/Other:
Meat	520	501	470
Meat-centric	86	81	77
Bakery	382	446	488
Commodities/Other	92	108	110
Total Foodservice/Other	1,080	1,136	1,145
Australian Bakery:
Meat-centric	6	6	9
Bakery	108	107	96
Other	22	22	30
Total Australian Bakery	136	135	135
Total business segment sales	4,100	4,031	3,988
Intersegment elimination	(6)	(12)	(16)
Total net sales	$4,094	$4,019	$3,972

Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Jun. 30, 2012
Quarterly Financial Data

The company’s quarterly results for 2012 and 2011 are as follows:

In millions As Restated	Quarter	First	Second	Third	Fourth
2012
Continuing operations
Net sales		$1,025	$1,088	$965	$1,016
Gross profit		285	306	266	276
Income (loss)		12	(53)	89	(70)
Income (loss) per common share
Basic		0.10	(0.44)	0.75	(0.58)
Diluted		0.10	(0.44)	0.74	(0.58)
Net income (loss)		(218)	470	(3)	599
Net income (loss) per common share
Basic		(1.86)	3.96	(0.02)	5.02
Diluted		(1.85)	3.96	(0.02)	5.02
Cash dividends declared		–	0.58	0.58	–
Market price[1]
High		30.39	29.69	33.95	34.43
Low		24.54	24.12	28.67	27.56
Close		25.19	29.15	33.17	28.99
2011
Continuing operations
Net sales		$1,002	$1,062	$939	$1,016
Gross profit		293	326	288	290
Income (loss)		1	31	34	(10)
Income (loss) per common share
Basic		0.01	0.24	0.28	(0.09)
Diluted		0.01	0.24	0.28	(0.09)
Net income (loss)		197	838	150	87
Net income (loss) per common share
Basic		1.49	6.54	1.22	0.72
Diluted		1.48	6.51	1.21	0.72
Cash dividends declared		–	0.58	0.58	1.15
Market price[1]
High		23.72	27.30	31.21	30.50
Low		20.37	21.57	25.34	27.53
Close		20.69	26.97	27.57	29.76
[1]

The historical market prices have been adjusted to reflect the impact of the spin-off of the international coffee and tea business and a 1-for-5 reverse stock split on June 28, 2012. A portion of the original market price was allocated to Hillshire Brands (approximately 30%) and a portion to the international coffee and tea business (approximately 70%) based on the same percentages to be used to allocate the cost of a share of common stock for tax basis purposes. After the market price attributable to Hillshire Brands was determined, it was adjusted to reflect the 1-for-5 reverse stock split.

	Fourth Quarter 2011
In millions	As Reported[2]	Adjustments	Discontinued Operations	As Restated
Continuing operations
Net sales	$2,297	$ (6)	$(1,275)	$1,016
Gross profit	694	–	(404)	290
Income (loss)	48	(16)	(42)	(10)
Income (loss) per common share
– Basic	0.41	(0.15)	(0.35)	(0.09)
– Diluted	0.41	(0.15)	(0.35)	(0.09)
Net income (loss)	113	(26)	–	87
Net income (loss) per common share
– Basic	0.95	(0.22)	–	0.72
– Diluted	0.94	(0.22)	–	0.72
[2]	Amounts as reported in the company’s financial statements as included in its Annual Report on Form 10-K for the year ended July 2, 2011.

Schedule II Valuation and Qualifying Accounts (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 30, 2012		Jul. 02, 2011		Jul. 03, 2010
Valuation Allowance [Line Items]
Balance at Beginning of Year	$ 220		$ 92		$ 102
Provision Charged to Costs and Expenses			(1)		5
Write-offs/Allowances Taken	(5)	[1]	(3)	[1]	(3)	[1]
Other Additions (Deductions)	(144)		132		(12)
Balance at End of Year	71		220		92
Allowances for bad debts
Valuation Allowance [Line Items]
Balance at Beginning of Year	3		4		5
Provision Charged to Costs and Expenses					1
Write-offs/Allowances Taken			(1)	[1]	(1)	[1]
Other Additions (Deductions)	(1)				(1)
Balance at End of Year	2		3		4
Other receivable allowances
Valuation Allowance [Line Items]
Balance at Beginning of Year	9		11		8
Provision Charged to Costs and Expenses	5		4		9
Write-offs/Allowances Taken	(5)	[1]	(2)	[1]	(2)	[1]
Other Additions (Deductions)			(4)		(4)
Balance at End of Year	9		9		11
Deferred tax asset valuation allowances
Valuation Allowance [Line Items]
Balance at Beginning of Year	208		77		89
Provision Charged to Costs and Expenses	(5)		(5)		(5)
Other Additions (Deductions)	(143)		136		(7)
Balance at End of Year	$ 60		$ 208		$ 77

[1]	Net of collections on accounts previously written off.

Nature of Operations and Basis of Presentation - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended			12 Months Ended
	Jun. 30, 2012	Jun. 30, 2012	Jun. 27, 2009	Jun. 27, 2009 Brazilian operation Segment, Discontinued Operations	Jul. 02, 2011 Brazilian operation Segment, Discontinued Operations Net Income	Jul. 03, 2010 Brazilian operation Segment, Discontinued Operations Net Income	Jul. 02, 2011 Other operations Segment, Continuing Operations Net Income	Jul. 03, 2010 Other operations Segment, Continuing Operations Net Income	Jul. 02, 2011 Other operations Discontinued Operations Net Income	Jul. 03, 2010 Other operations Discontinued Operations Net Income
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Fiscal period		The fiscal year ends on the Saturday closest to June 30. Fiscal 2012 and 2011 were 52-week years. Fiscal 2010 was a 53-week year. Unless otherwise stated, references to years relate to fiscal years.
Reverse stock split of Hillshire Brands common stock	1-for-5
Error correction, reduction amount					$ 18	$ 2	$ (1)	$ (3)	$ 7	$ (11)
Cumulative impact of error corrections on retained earnings			$ 25	$ 40

Error Corrections Consolidated Statement of Income Impact (Detail) In Millions, except Per Share data, unless otherwise specified	1 Months Ended	3 Months Ended									6 Months Ended		9 Months Ended		12 Months Ended			3 Months Ended														6 Months Ended				9 Months Ended				12 Months Ended				3 Months Ended							6 Months Ended		9 Months Ended		12 Months Ended		3 Months Ended							6 Months Ended		9 Months Ended		12 Months Ended
	Apr. 30, 2012 USD ($)	Jun. 30, 2012 USD ($)	Mar. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Oct. 01, 2011 USD ($)	Jul. 02, 2011 USD ($)	Apr. 02, 2011 USD ($)	Jan. 01, 2011 USD ($)	Sep. 26, 2010 EUR (€)	Oct. 02, 2010 USD ($)	Dec. 31, 2011 USD ($)	Jan. 01, 2011 USD ($)	Mar. 31, 2012 USD ($)	Apr. 02, 2011 USD ($)	Jun. 30, 2012 USD ($)	Jul. 02, 2011 USD ($)	Jul. 03, 2010 USD ($)	Mar. 31, 2012 Scenario, Previously Reported USD ($)		Dec. 31, 2011 Scenario, Previously Reported USD ($)		Oct. 01, 2011 Scenario, Previously Reported USD ($)		Jul. 02, 2011 Scenario, Previously Reported USD ($)		Apr. 02, 2011 Scenario, Previously Reported USD ($)		Jan. 01, 2011 Scenario, Previously Reported USD ($)		Oct. 02, 2010 Scenario, Previously Reported USD ($)		Dec. 31, 2011 Scenario, Previously Reported USD ($)		Jan. 01, 2011 Scenario, Previously Reported USD ($)		Mar. 31, 2012 Scenario, Previously Reported USD ($)		Apr. 02, 2011 Scenario, Previously Reported USD ($)		Jul. 02, 2011 Scenario, Previously Reported USD ($)		Jul. 03, 2010 Scenario, Previously Reported USD ($)		Mar. 31, 2012 Restatement Adjustment USD ($)	Dec. 31, 2011 Restatement Adjustment USD ($)	Oct. 01, 2011 Restatement Adjustment USD ($)	Jul. 02, 2011 Restatement Adjustment USD ($)	Apr. 02, 2011 Restatement Adjustment USD ($)	Jan. 01, 2011 Restatement Adjustment USD ($)	Oct. 02, 2010 Restatement Adjustment USD ($)	Dec. 31, 2011 Restatement Adjustment USD ($)	Jan. 01, 2011 Restatement Adjustment USD ($)	Mar. 31, 2012 Restatement Adjustment USD ($)	Apr. 02, 2011 Restatement Adjustment USD ($)	Jul. 02, 2011 Restatement Adjustment USD ($)	Jul. 03, 2010 Restatement Adjustment USD ($)	Mar. 31, 2012 Segment, Discontinued Operations USD ($)	Dec. 31, 2011 Segment, Discontinued Operations USD ($)	Oct. 01, 2011 Segment, Discontinued Operations USD ($)	Jul. 02, 2011 Segment, Discontinued Operations USD ($)	Apr. 02, 2011 Segment, Discontinued Operations USD ($)	Jan. 01, 2011 Segment, Discontinued Operations USD ($)	Oct. 02, 2010 Segment, Discontinued Operations USD ($)	Dec. 31, 2011 Segment, Discontinued Operations USD ($)	Jan. 01, 2011 Segment, Discontinued Operations USD ($)	Mar. 31, 2012 Segment, Discontinued Operations USD ($)	Apr. 02, 2011 Segment, Discontinued Operations USD ($)	Jul. 02, 2011 Segment, Discontinued Operations USD ($)	Jul. 03, 2010 Segment, Discontinued Operations USD ($)
Continuing Operations
Net sales		$ 1,016	$ 965	$ 1,088	$ 1,025	$ 1,016	$ 939	$ 1,062		$ 1,002	$ 2,113	$ 2,064	$ 3,078	$ 3,003	$ 4,094	$ 4,019	$ 3,972	$ 1,899	[1]	$ 2,081	[2]	$ 1,943	[3]	$ 2,297	[4]	$ 1,860	[1]	$ 1,958	[2]	$ 1,727	[3]	$ 4,024	[2]	$ 3,685	[2]	$ 5,923	[1]	$ 5,545	[1]	$ 8,681	[4]	$ 8,339	[4]	$ (5)	$ (5)	$ 7	$ (6)	$ (10)	$ (11)	$ 16	$ 2	$ 5	$ (3)	$ (5)	$ (11)	$ (3)	$ (929)	$ (988)	$ (925)	$ (1,275)	$ (911)	$ (885)	$ (741)	$ (1,913)	$ (1,626)	$ (2,842)	$ (2,537)	$ (4,651)	$ (4,364)
Cost of sales			699	782	740		651	736		709	1,522	1,445	2,221	2,096	2,961	2,822	2,733	1,312	[1]	1,385	[2]	1,327	[3]			1,226	[1]	1,281	[2]	1,157	[3]	2,712	[2]	2,438	[2]	4,024	[1]	3,664	[1]	5,868	[4]	5,356	[4]	(3)	(5)	8		(5)	(6)	10	3	4		(1)	(7)	1	(610)	(598)	(595)		(570)	(539)	(458)	(1,193)	(997)	(1,803)	(1,567)	(3,039)	(2,624)
Selling, general and administrative expenses			210	231	227		220	232		235	458	467	668	687	964	918	1,027	458	[1]	497	[2]	455	[3]			436	[1]	463	[2]	409	[3]	952	[2]	872	[2]	1,410	[1]	1,308	[1]	2,060	[4]	2,183	[4]	3	(4)	1				7	(3)	7		7	5	2	(251)	(262)	(229)		(216)	(231)	(181)	(491)	(412)	(742)	(628)	(1,147)	(1,158)
Net charges for exit activities, asset and business dispositions			4	45	21		3	2		2	66	4	70	7	81	39	18	63	[1]	84	[2]	32	[3]			4	[1]	39	[2]	4	[3]	116	[2]	43	[2]	179	[1]	47	[1]	105	[4]	84	[4]	7	(5)						(5)		2			(3)	(66)	(34)	(11)		(1)	(37)	(2)	(45)	(39)	(111)	(40)	(66)	(63)
Impairment charges				4	10						14		14		14	15	15			14	[2]	18	[3]									32	[2]			32	[1]			21	[4]	28	[4]															(10)	(8)					(18)		(18)		(6)	(13)
Contingent sale proceeds									(95)																																	(133)	[4]																										133
Operating income			52	26	27		65	92		56	53	148	105	213	74	225	179	66	[1]	101	[2]	111	[3]			194	[1]	175	[2]	157	[3]	212	[2]	332	[2]	278	[1]	526	[1]	627	[4]	821	[4]	(12)	9	(2)		(5)	(5)	(1)	7	(6)	(5)	(11)	(9)	(3)	(2)	(84)	(82)		(124)	(78)	(100)	(166)	(178)	(168)	(302)	(393)	(639)
Interest expense			22	22	23		18	21		30	45	51	67	69	77	92	120	29	[1]	29	[2]	30	[3]			25	[1]	28	[2]	34	[3]	59	[2]	62	[2]	88	[1]	87	[1]	117	[4]	138	[4]														(7)	(7)	(7)		(7)	(7)	(4)	(14)	(11)	(21)	(18)	(25)	(18)
Interest income			(2)	(1)	(1)		(1)	(1)		(1)	(2)	(2)	(4)	(3)	(5)	(5)	(4)	(11)	[1]	(11)	[2]	(9)	[3]			(9)	[1]	(7)	[2]	(5)	[3]	(20)	[2]	(12)	[2]	(31)	[1]	(21)	[1]	(32)	[4]	(23)	[4]														9	10	8		8	6	4	18	10	27	18	27	19
Debt extinguishment costs	26							25		30		55		55	39	55												25	[2]	30	[3]			55	[2]			55	[1]	55	[4]
Income (loss) from continuing operations before tax			32	5	5		48	47		(3)	10	44	42	92	(37)	83	63	48	[1]	83	[2]	90	[3]			178	[1]	129	[2]	98	[3]	173	[2]	227	[2]	221	[1]	405	[1]	487	[4]	706	[4]	(12)	9	(2)		(5)	(5)	(1)	7	(6)	(5)	(11)	(9)	(3)	(4)	(87)	(83)		(125)	(77)	(100)	(170)	(177)	(174)	(302)	(395)	(640)
Income tax expense (benefit)			(57)	58	(7)		14	16		(4)	51	12	(6)	26	(15)	27	(64)	10	[1]	50	[2]	124	[3]			54	[1]	41	[2]	37	[3]	174	[2]	78	[2]	184	[1]	132	[1]	149	[4]	124	[4]	(9)	5	1		(2)	(2)	(4)	6	(6)	(3)	(8)	10	(4)	(58)	3	(132)		(38)	(23)	(37)	(129)	(60)	(187)	(98)	(132)	(184)
Income (loss) from Continuing Operations		(70)	89	(53)	12	(10)	34	31		1	(41)	32	48	66	(22)	56	127	38	[1]	33	[2]	(34)	[3]	48	[4]	124	[1]	88	[2]	61	[3]	(1)	[2]	149	[2]	37	[1]	273	[1]	338	[4]	582	[4]	(3)	4	(3)	(16)	(3)	(3)	3	1		(2)	(3)	(19)	1	54	(90)	49	(42)	(87)	(54)	(63)	(41)	(117)	13	(204)	(263)	(456)
Income (loss) from disc. operations, net of tax			(34)	155	(322)		87	309		107	(167)	416	(201)	503	465	485	328	20	[1]	65	[2]	(273)	[3]			3	[1]	255	[2]	44	[3]	(208)	[2]	299	[2]	(188)	[1]	302	[1]	222	[4]	(139)	[4]					(3)						(3)		11	(54)	90	(49)		87	54	63	41	117	(13)	204	263	456
Gain (loss) on sale disc. operations, net of tax			(58)	368	92		29	498		89	460	587	402	616	405	731	84	(60)	[1]	371	[2]	92	[3]			29	[1]	490	[2]	89	[3]	463	[2]	579	[2]	403	[1]	608	[1]	736	[4]	84	[4]	2	(3)				8		(3)	8	(1)	8	(5)
Net income (loss) from discontinued operations			(92)	523	(230)		116	807		196	293	1,003	201	1,119	870	1,216	412	(40)	[1]	436	[2]	(181)	[3]			32	[1]	745	[2]	133	[3]	255	[2]	878	[2]	215	[1]	910	[1]	958	[4]	(55)	[4]	2	(3)			(3)	8		(3)	8	(1)	5	(5)	11	(54)	90	(49)		87	54	63	41	117	(13)	204		456
Net Income (loss)			(3)	470	(218)		150	838		197	252	1,035	249	1,185	848	1,272	539	(2)	[1],[5],[6]	469	[2],[5]	(215)	[3],[5]			156	[1],[5]	833	[2],[5]	194	[3],[5],[6]	254	[2],[5]	1,027	[2],[5]	252	[1],[5]	1,183	[1],[5]	1,296	[4],[5]	527	[4],[5]	(1)	1	(3)		(6)	5	3	(2)	8	(3)	2	(24)	12
Net income from non-controlling interest				1	2		3	2		2	3	4	3	7	3	9	21			1	[2]	2	[3]			3	[1]	2	[2]	2	[3]	3	[2]	4	[2]	3	[1]	7	[1]	9	[4]	21	[4]
Net income (loss) attributable to Hillshire Brands			$ (3)	$ 469	$ (220)		$ 147	$ 836		$ 195	$ 249	$ 1,031	$ 246	$ 1,178	$ 845	$ 1,263	$ 518	$ (2)	[1]	$ 468	[2]	$ (217)	[3]			$ 153	[1]	$ 831	[2]	$ 192	[3]	$ 251	[2]	$ 1,023	[2]	$ 249	[1]	$ 1,176	[1]	$ 1,287	[4]	$ 506	[4]	$ (1)	$ 1	$ (3)		$ (6)	$ 5	$ 3	$ (2)	$ 8	$ (3)	$ 2	$ (24)	$ 12
Earnings per share - Basic
Income (loss) from continuing operations		$ (0.58)	$ 0.75	$ (0.44)	$ 0.1	$ (0.09)	$ 0.28	$ 0.24		$ 0.01	$ (0.35)	$ 0.25	$ 0.41	$ 0.53	$ (0.18)	$ 0.45	$ 0.92	$ 0.31	[1]	$ 0.28	[2]	$ (0.28)	[3]	$ 0.41	[4]	$ 1.03	[1]	$ 0.69	[2]	$ 0.47	[3]	$ (0.01)	[2]	$ 1.15	[2]	$ 0.31	[1]	$ 2.16	[1]	$ 2.72	[4]	$ 4.23	[4]	$ (0.03)	$ 0.03	$ (0.02)	$ (0.15)	$ (0.01)	$ (0.03)	$ 0.02	$ 0.01	$ 0	$ (0.01)	$ (0.02)	$ (0.16)	$ 0.01	$ 0.46	$ (0.75)	$ 0.4	$ (0.35)	$ (0.73)	$ (0.42)	$ (0.48)	$ (0.35)	$ (0.9)	$ 0.11	$ (1.62)	$ (2.11)	$ 3.31
Net income (loss)			$ (0.02)	$ 3.96	$ (1.86)		$ 1.22	$ 6.54		$ 1.49	$ 2.11	$ 7.97	$ 2.08	$ 9.31	$ 7.13	$ 10.16	$ 3.77	$ (0.02)	[1]	$ 3.95	[2]	$ (1.84)	[3]			$ 1.26	[1]	$ 6.51	[2]	$ 1.47	[3]	$ 2.12	[2]	$ 7.92	[2]	$ 2.1	[1]	$ 9.3	[1]	$ 10.36	[4]	$ 3.68	[4]	$ (0.01)	$ 0.01	$ (0.02)		$ (0.04)	$ 0.03	$ 0.02	$ (0.01)	$ 0.05	$ (0.02)	$ 0.01	$ (0.2)	$ 0.09	$ 0	$ 0			$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Earnings per share - Diluted
Income (loss) from continuing operations		$ (0.58)	$ 0.74	$ (0.44)	$ 0.1	$ (0.09)	$ 0.28	$ 0.24		$ 0.01	$ (0.35)	$ 0.25	$ 0.4	$ 0.52	$ (0.18)	$ 0.45	$ 0.92	$ 0.31	[1]	$ 0.27	[2]	$ (0.28)	[3]	$ 0.41	[4]	$ 1.02	[1]	$ 0.69	[2]	$ 0.46	[3]	$ (0.01)	[2]	$ 1.15	[2]	$ 0.31	[1]	$ 2.15	[1]	$ 2.7	[4]	$ 4.21	[4]	$ (0.03)	$ 0.03	$ (0.02)	$ (0.15)	$ (0.01)	$ (0.03)	$ 0.02	$ 0.01	$ 0	$ (0.01)	$ (0.02)	$ (0.16)	$ 0.01	$ 0.46	$ (0.75)	$ 0.4	$ (0.35)	$ (0.73)	$ (0.42)	$ (0.48)	$ (0.35)	$ (0.89)	$ 0.11	$ (1.61)	$ (2.1)	$ 3.3
Net income (loss)			$ (0.02)	$ 3.96	$ (1.85)		$ 1.21	$ 6.51		$ 1.48	$ 2.11	$ 7.94	$ 2.07	$ 9.27	$ 7.13	$ 10.11	$ 3.75	$ (0.02)	[1]	$ 3.93	[2]	$ (1.84)	[3]			$ 1.25	[1]	$ 6.48	[2]	$ 1.46	[3]	$ 2.12	[2]	$ 7.88	[2]	$ 2.09	[1]	$ 9.25	[1]	$ 10.31	[4]	$ 3.66	[4]	$ (0.01)	$ 0.01	$ (0.02)		$ (0.04)	$ 0.03	$ 0.02	$ (0.01)	$ 0.05	$ (0.02)	$ 0.01	$ (0.2)	$ 0.09	$ 0	$ 0			$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0

[1]	Amounts as reported in the company's financial statements in its Quarterly Report on Form 10-Q for the quarter ended March 31, 2012
[2]	Amounts as reported in the company's financial statements in its Quarterly Report on Form 10-Q for the quarter ended December 31, 2011
[3]	Amounts as reported in the company's financial statements in its Quarterly Report on Form 10-Q for the quarter ended October 1, 2011
[4]	Amounts as reported in the company's financial statements as included in its Annual Report on Form 10-K for the year ended July 2, 2011
[5]	Amounts represent the balances as originally reported in the company's filings for the respective period ends.
[6]	The historical market prices have been adjusted to reflect the impact of the spin-off of the international coffee and tea business and a 1-for-5 reverse stock split on June 28, 2012. A portion of the original market price was allocated to Hillshire Brands (approximately 30%) and a portion to the international coffee and tea business (approximately 70%) based on the same percentages to be used to allocate the cost of a share of common stock for tax basis purposes. After the market price attributable to Hillshire Brands was determined, it was adjusted to reflect the 1-for-5 reverse stock split.

Error Corrections Consolidated Balance Sheet Impact (Detail) (USD $) In Millions, unless otherwise specified	Jun. 30, 2012	Mar. 31, 2012		Dec. 31, 2011		Oct. 01, 2011		Jul. 02, 2011		Jul. 03, 2010	Jun. 27, 2009
Assets
Cash and equivalents	$ 235	$ 100		$ 141		$ 55		$ 74		$ 44	$ 141
Trade accounts receivable, less allowances	248	246		266		292		295
Inventories	288	294		291		341		287
Current deferred income taxes	114	6		6		4		4
Other current assets		131		213		59		167
Receivable for proceeds on business disposition				376		552
Assets held for sale		3,812		3,875		3,510		3,658
Total current assets	1,002	4,589		5,168		4,813		4,485
Property, net of accumulated depreciation	847	809		823		834		858
Trademarks and other identifiable intangibles, net	132	137		140		149		158
Goodwill	348	348		348		348		348		343
Deferred income taxes	36	73		40		14		56
Pension asset	5	4		10		6		8
Other noncurrent assets		75		87		163		84
Noncurrent assets held for sale	5	1,674		1,485		2,664		3,485
Total assets	2,450	7,709		8,101		8,991		9,482		8,778
Liabilities and Equity
Notes payable		95				335		198
Accounts payable	359	400		383		396		455
Income taxes payable and current deferred taxes		592		582		304		452
Other accrued liabilities		449		518		485		613
Current maturities of long-term debt	5	980		1				1
Liabilities held for sale		1,041		1,591		2,387		2,392
Total current liabilities	833	3,557		3,075		3,907		4,111
Long-term debt	939	935		1,913		1,913		1,910
Pension obligation	166	140		155		117		121
Deferred income taxes						35
Other liabilities	277	311		318		301		317
Noncurrent liabilities held for sale		695		708		1,157		1,130
Total Equity	235	2,071		1,932		1,561		1,893		1,459	2,070
Liabilities and Equity, Total	2,450	7,709		8,101		8,991		9,482
Scenario, Previously Reported
Assets
Cash and equivalents		2,655	[1]	2,751	[1]	1,685	[1]	2,066	[1]
Trade accounts receivable, less allowances		734	[1]	760	[1]	766	[1]	929	[1]
Inventories		907	[1]	917	[1]	1,025	[1]	976	[1]
Current deferred income taxes		35	[1]	26	[1]	43	[1]	54	[1]
Other current assets		324	[1]	349	[1]	297	[1]	274	[1]
Receivable for proceeds on business disposition				376	[1]	552	[1]
Assets held for sale		5	[1]	78	[1]	511	[1]	285	[1]
Total current assets		4,660	[1]	5,257	[1]	4,879	[1]	4,584	[1]
Property, net of accumulated depreciation		1,300	[1]	1,291	[1]	1,321	[1]	1,648	[1]
Trademarks and other identifiable intangibles, net		400	[1]	247	[1]	258	[1]	322	[1]
Goodwill		599	[1]	592	[1]	597	[1]	811	[1]
Deferred income taxes		139	[1]	145	[1]	185	[1]	256	[1]
Pension asset		427	[1]	354	[1]	362	[1]	265	[1]
Other noncurrent assets		244	[1]	223	[1]	221	[1]	256	[1]
Noncurrent assets held for sale		5	[1]	77	[1]	1,229	[1]	1,391	[1]
Total assets		7,774	[1]	8,186	[1]	9,052	[1]	9,533	[1]
Liabilities and Equity
Notes payable		187	[1]	122	[1]	439	[1]	238	[1]
Accounts payable		693	[1]	728	[1]	740	[1]	954	[1]
Income taxes payable and current deferred taxes		615	[1]	594	[1]	439	[1]	469	[1]
Other accrued liabilities		1,061	[1]	1,176	[1]	1,299	[1]	1,681	[1]
Current maturities of long-term debt		985	[1]	390	[1]	443	[1]	473	[1]
Liabilities held for sale				70	[1]	533	[1]	307	[1]
Total current liabilities		3,541	[1]	3,080	[1]	3,893	[1]	4,122	[1]
Long-term debt		954	[1]	1,935	[1]	1,935	[1]	1,936	[1]
Pension obligation		225	[1]	240	[1]	206	[1]	218	[1]
Deferred income taxes		211	[1]	212	[1]	362	[1]	184	[1]
Other liabilities		698	[1]	712	[1]	726	[1]	826	[1]
Noncurrent liabilities held for sale				3	[1]	294	[1]	273	[1]
Total Equity		2,145	[1]	2,004	[1]	1,636	[1]	1,974	[1]
Liabilities and Equity, Total		7,774	[1]	8,186	[1]	9,052	[1]	9,533	[1]
Restatement Adjustment
Assets
Trade accounts receivable, less allowances		(95)		(87)		(85)		(110)
Inventories		28		26		21		33
Other current assets		(4)		(28)		(2)		(22)
Total current assets		(71)		(89)		(66)		(99)
Property, net of accumulated depreciation		(1)				(1)		(1)
Deferred income taxes		7		4		6		11
Noncurrent assets held for sale								(3)
Total assets		(65)		(85)		(61)		(92)
Liabilities and Equity
Income taxes payable and current deferred taxes		24				23
Other accrued liabilities		(9)		(8)		(9)		(11)
Liabilities held for sale		1		3
Total current liabilities		16		(5)		14		(11)
Deferred income taxes								(25)
Other liabilities		(7)		(8)				(1)
Noncurrent liabilities held for sale								26
Total Equity		(74)		(72)		(75)		(81)
Liabilities and Equity, Total		(65)		(85)		(61)		(92)
Segment, Discontinued Operations
Assets
Cash and equivalents		(2,555)		(2,610)		(1,630)		(1,992)
Trade accounts receivable, less allowances		(393)		(407)		(389)		(524)
Inventories		(641)		(652)		(705)		(722)
Current deferred income taxes		(29)		(20)		(39)		(50)
Other current assets		(189)		(108)		(236)		(85)
Assets held for sale		3,807		3,797		2,999		3,373
Property, net of accumulated depreciation		(490)		(468)		(486)		(789)
Trademarks and other identifiable intangibles, net		(263)		(107)		(109)		(164)
Goodwill		(251)		(244)		(249)		(463)
Deferred income taxes		(73)		(109)		(177)		(211)
Pension asset		(423)		(344)		(356)		(257)
Other noncurrent assets		(169)		(136)		(58)		(172)
Noncurrent assets held for sale		1,669		1,408		1,435		2,097
Total assets								41
Liabilities and Equity
Notes payable		(92)		(122)		(104)		(40)
Accounts payable		(293)		(345)		(344)		(499)
Income taxes payable and current deferred taxes		(47)		(12)		(158)		(17)
Other accrued liabilities		(603)		(650)		(805)		(1,057)
Current maturities of long-term debt		(5)		(389)		(443)		(472)
Liabilities held for sale		1,040		1,518		1,854		2,085
Long-term debt		(19)		(22)		(22)		(26)
Pension obligation		(85)		(85)		(89)		(97)
Deferred income taxes		(211)		(212)		(327)		(159)
Other liabilities		(380)		(386)		(425)		(508)
Noncurrent liabilities held for sale		695		705		863		831
Liabilities and Equity, Total								$ 41

[1]	Amounts represent the balance sheets as originally reported in the company's filings for the respective period ends.

Error Corrections Consolidated Statement of Cash Flow Impact (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jul. 02, 2011		Jul. 03, 2010
Operating Activities
Net income	$ 848	$ 1,272		$ 539
Adjustments to reconcile net income to net cash from operating activities
Amortization expense	46	84		93
Increase (decrease) in deferred income taxes	(400)	180		525
Other	(70)	(19)		4
Changes in current assets and liabilities, net of businesses acquired and sold
Accounts receivable	66	116		58
Inventories	34	(206)		57
Other current assets	(30)	(42)		(26)
Accrued liabilities	94	(171)		19
Accrued taxes	(60)	178		(274)
Net cash from operating activities	249	447		952
Scenario, Previously Reported
Operating Activities
Net income		1,296	[1],[2]	527	[1],[2]
Adjustments to reconcile net income to net cash from operating activities
Amortization expense		84	[1]	94	[1]
Increase (decrease) in deferred income taxes		187	[1]	527	[1]
Other		(20)	[1]	22	[1]
Changes in current assets and liabilities, net of businesses acquired and sold
Accounts receivable		105	[1]	55	[1]
Inventories		(202)	[1]	52	[1]
Other current assets		(43)	[1]	(27)	[1]
Accrued liabilities		(170)	[1]	19	[1]
Accrued taxes		155	[1]	(274)	[1]
Net cash from operating activities		$ 447	[1]	$ 952	[1]

[1]	Amounts represent the balances as originally reported in the company's filings for the respective period ends.
[2]	Amounts as reported in the company's financial statements as included in its Annual Report on Form 10-K for the year ended July 2, 2011

Error Corrections Comprehensive Income Impact (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended												6 Months Ended				9 Months Ended				12 Months Ended
	Mar. 31, 2012		Dec. 31, 2011		Oct. 01, 2011		Apr. 02, 2011		Jan. 01, 2011		Oct. 02, 2010		Dec. 31, 2011		Jan. 01, 2011		Mar. 31, 2012		Apr. 02, 2011		Jun. 30, 2012	Jul. 02, 2011		Jul. 03, 2010
Comprehensive Income
Net Income (loss)	$ (3)		$ 470		$ (218)		$ 150		$ 838		$ 197		$ 252		$ 1,035		$ 249		$ 1,185		$ 848	$ 1,272		$ 539
Translation adjustments, net of tax	192		16		(133)		127		(40)		191		(117)		151		75		278		(23)	325		(85)
Net unrealized gain (loss) on qualifying cash flow hedges, net of tax	(2)		(9)		(1)		5		14				(10)		14		(12)		19			7		8
Pension/Postretirement activity, net of tax	(8)		(12)		10		(26)		40		(29)		(2)		11		(10)		(15)		(21)	317		(235)
Other comprehensive income activity, net of tax																								2
Comprehensive income	179		465		(342)		256		852		359		123		1,211		302		1,467		806	1,921		229
Scenario, Previously Reported
Comprehensive Income
Net Income (loss)	(2)	[1],[2],[3]	469	[1],[4]	(215)	[1],[5]	156	[1],[3]	833	[1],[4]	194	[1],[2],[5]	254	[1],[4]	1,027	[1],[4]	252	[1],[3]	1,183	[1],[3]		1,296	[1],[6]	527	[1],[6]
Translation adjustments, net of tax	193	[1],[2]	14	[1]	(142)	[1]	129	[1]	(39)	[1]	193	[1],[2]	(128)	[1]	154	[1]	65	[1]	283	[1]		332	[1]	(82)	[1]
Net unrealized gain (loss) on qualifying cash flow hedges, net of tax	(2)	[1],[2]	(9)	[1]	(1)	[1]	5	[1]	14	[1]			(10)	[1]	14	[1]	(12)	[1]	19	[1]		7	[1]	8	[1]
Pension/Postretirement activity, net of tax	(8)	[1],[2]	(12)	[1]	10	[1]	(26)	[1]	40	[1]	(29)	[1],[2]	(2)	[1]	11	[1]	(10)	[1]	(15)	[1]		317	[1]	(235)	[1]
Other comprehensive income activity, net of tax																								2	[1]
Comprehensive income	$ 181	[1],[2]	$ 462	[1]	$ (348)	[1]	$ 264	[1]	$ 848	[1]	$ 358	[1],[2]	$ 114	[1]	$ 1,206	[1]	$ 295	[1]	$ 1,470	[1]		$ 1,952	[1]	$ 220	[1]

[1]	Amounts represent the balances as originally reported in the company's filings for the respective period ends.
[2]	The historical market prices have been adjusted to reflect the impact of the spin-off of the international coffee and tea business and a 1-for-5 reverse stock split on June 28, 2012. A portion of the original market price was allocated to Hillshire Brands (approximately 30%) and a portion to the international coffee and tea business (approximately 70%) based on the same percentages to be used to allocate the cost of a share of common stock for tax basis purposes. After the market price attributable to Hillshire Brands was determined, it was adjusted to reflect the 1-for-5 reverse stock split.
[3]	Amounts as reported in the company's financial statements in its Quarterly Report on Form 10-Q for the quarter ended March 31, 2012
[4]	Amounts as reported in the company's financial statements in its Quarterly Report on Form 10-Q for the quarter ended December 31, 2011
[5]	Amounts as reported in the company's financial statements in its Quarterly Report on Form 10-Q for the quarter ended October 1, 2011
[6]	Amounts as reported in the company's financial statements as included in its Annual Report on Form 10-K for the year ended July 2, 2011

Summary of Significant Accounting Policies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jul. 02, 2011	Jul. 03, 2010
Summary Of Significant Accounting Policies [Line Items]
Media advertising expense for continuing operations	$ 87	$ 82	$ 93
Shipping and handling costs	268	249	265
Capitalized interest	5	10	10
Accrued reserves excluding amount covered by insurance	$ 41	$ 56
Machinery and Equipment | Minimum
Summary Of Significant Accounting Policies [Line Items]
Property, plant, and equipment depreciation, period	3 years
Machinery and Equipment | Maximum
Summary Of Significant Accounting Policies [Line Items]
Property, plant, and equipment depreciation, period	25 years
Building and Building Improvements | Maximum
Summary Of Significant Accounting Policies [Line Items]
Property, plant, and equipment depreciation, period	40 years

Intangible Assets Reported in Continuing Operations (Detail) (USD $) In Millions, unless otherwise specified	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Oct. 01, 2011	Jul. 02, 2011
Intangible Assets by Major Class [Line Items]
Gross	$ 234				$ 243
Accumulated Amortization	146				129
Net Book Value	88				114
Trademarks and brand names not subject to amortization	44				44
Net book value of intangible assets	132	137	140	149	158
Trademarks
Intangible Assets by Major Class [Line Items]
Gross	31				31
Accumulated Amortization	2
Net Book Value	29				31
Customer Relationships
Intangible Assets by Major Class [Line Items]
Gross	72				72
Accumulated Amortization	44				42
Net Book Value	28				30
Computer Software
Intangible Assets by Major Class [Line Items]
Gross	128				137
Accumulated Amortization	100				87
Net Book Value	28				50
Other Contractual Agreements
Intangible Assets by Major Class [Line Items]
Gross	3				3
Net Book Value	$ 3				$ 3

Intangible Assets and Goodwill - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended							1 Months Ended	12 Months Ended
	Jun. 30, 2012	Jul. 02, 2011	Jul. 03, 2010	Jun. 30, 2012 Trademarks And Brand Names	Jun. 30, 2012 Customer Relationships	Jun. 30, 2012 Other Contractual Agreements	Jun. 30, 2012 Computer Software	May 31, 2011 North American Retail	Jul. 02, 2011 North American Retail And International Beverage Trademarks And Brand Names	Jul. 02, 2011 North American Retail And International Beverage Customer Relationships	Jul. 02, 2011 North American Retail And International Beverage Other Contractual Agreements
Goodwill And Intangible Assets [Line Items]
Trademarks and brand names acquired									$ 31
Finite lived intangible assets acquired										30	3
Amortization expense on intangible assets	21	31	25
Estimated future amortization expense of intangible assets - 2013	12
Estimated future amortization expense of intangible assets - 2014	11
Estimated future amortization expense of intangible assets - 2015	11
Estimated future amortization expense of intangible assets - 2016	10
Estimated future amortization expense of intangible assets - 2017	4
Weighted average useful life				19 years	14 years	9 years	4 years
Business Acquisition, Cost of Acquired Entity, Purchase Price								87
Goodwill acquired			$ 36					$ 36

Goodwill by Reportable Segment (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jul. 03, 2010	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Oct. 01, 2011	Jul. 02, 2011
Goodwill [Line Items]
Gross goodwill	$ 725	$ 730				$ 730
Accumulated impairment losses	(382)	(382)				(382)
Net goodwill	343	348	348	348	348	348
Acquisitions	36
Held for disposal	(31)
Retail
Goodwill [Line Items]
Gross goodwill	103	139				139
Net goodwill	103	139				139
Acquisitions	36
Food Service Other
Goodwill [Line Items]
Gross goodwill	622	591				591
Accumulated impairment losses	(382)	(382)				(382)
Net goodwill	240	209				209
Held for disposal	$ (31)

Impairment Charges (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Oct. 01, 2011	Dec. 31, 2011	Mar. 31, 2012	Jun. 30, 2012	Jul. 02, 2011	Jul. 03, 2010
Impaired Intangible Assets [Abstract]
Pretax Impairment Charge	$ 4	$ 10	$ 14	$ 14	$ 14	$ 15	$ 15
General Corporate Expenses
Impaired Intangible Assets [Abstract]
Pretax Impairment Charge					14
Tax Benefit					5
After Tax Charge					9
Food Service Other
Impaired Intangible Assets [Abstract]
Pretax Impairment Charge						15	15
Tax Benefit						5	5
After Tax Charge						$ 10	$ 10

Impairment Charges - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Oct. 01, 2011	Dec. 31, 2011	Mar. 31, 2012	Jun. 30, 2012	Jul. 02, 2011	Jul. 03, 2010
Finite-Lived Intangible Assets [Line Items]
Impairment charges	$ 4	$ 10	$ 14	$ 14	$ 14	$ 15	$ 15
Capitalized Computer Software
Finite-Lived Intangible Assets [Line Items]
Impairment charges					14
Food Service Other
Finite-Lived Intangible Assets [Line Items]
Impairment charges						$ 15	$ 15

Discontinued Operations - Additional Information (Detail)	1 Months Ended	3 Months Ended							6 Months Ended		9 Months Ended		12 Months Ended				3 Months Ended						6 Months Ended		9 Months Ended		12 Months Ended		1 Months Ended	12 Months Ended			12 Months Ended		1 Months Ended	3 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended			1 Months Ended	3 Months Ended		1 Months Ended	12 Months Ended	1 Months Ended	3 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended		12 Months Ended
	Mar. 31, 2010 USD ($)	Mar. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Oct. 01, 2011 USD ($)	Apr. 02, 2011 USD ($)	Jan. 01, 2011 USD ($)	Sep. 26, 2010 EUR (€)	Oct. 02, 2010 USD ($)	Dec. 31, 2011 USD ($)	Jan. 01, 2011 USD ($)	Mar. 31, 2012 USD ($)	Apr. 02, 2011 USD ($)	Jun. 30, 2012 USD ($)	Jul. 02, 2011 USD ($)	Jul. 03, 2010 USD ($)	Jun. 30, 2012 Other Postretirement Benefit Plans, Defined Benefit USD ($)	Mar. 31, 2012 Restatement Adjustment USD ($)	Dec. 31, 2011 Restatement Adjustment USD ($)	Oct. 01, 2011 Restatement Adjustment USD ($)	Apr. 02, 2011 Restatement Adjustment USD ($)	Jan. 01, 2011 Restatement Adjustment USD ($)	Oct. 02, 2010 Restatement Adjustment USD ($)	Dec. 31, 2011 Restatement Adjustment USD ($)	Jan. 01, 2011 Restatement Adjustment USD ($)	Mar. 31, 2012 Restatement Adjustment USD ($)	Apr. 02, 2011 Restatement Adjustment USD ($)	Jul. 02, 2011 Restatement Adjustment USD ($)	Jul. 03, 2010 Restatement Adjustment USD ($)	Nov. 30, 2011 North American Fresh Bakery USD ($)	Jun. 30, 2012 North American Fresh Bakery USD ($)	Jul. 02, 2011 North American Fresh Bakery USD ($)	Oct. 21, 2011 North American Fresh Bakery USD ($)	Jun. 30, 2012 North American Fresh Bakery Pension Plans, Defined Benefit USD ($)	Jun. 30, 2012 North American Fresh Bakery Other Postretirement Benefit Plans, Defined Benefit USD ($)	Oct. 31, 2011 North American Foodservice Beverage USD ($) Year	Dec. 31, 2011 North American Foodservice Beverage USD ($)	Jun. 30, 2012 North American Foodservice Beverage USD ($)	Aug. 31, 2011 North American Refrigerated Dough USD ($)	Jun. 30, 2012 North American Refrigerated Dough USD ($)	Jun. 30, 2012 International Coffee and Tea USD ($)	Jun. 30, 2012 European Bakery USD ($)	Oct. 31, 2011 Spanish Bakery EUR (€)	Dec. 31, 2011 Spanish Bakery USD ($)	Dec. 31, 2011 French Refrigerated Dough Business EUR (€)	Dec. 31, 2010 Global Body Care And European Detergents USD ($)	Jul. 02, 2011 Global Body Care And European Detergents USD ($)	Jul. 31, 2010 Air Care Products USD ($)	Mar. 31, 2012 Air Care Products USD ($)	Jun. 30, 2012 Air Care Products USD ($)	Jul. 02, 2011 Air Care Products USD ($)	Feb. 28, 2011 Australia/New Zealand Bleach USD ($)	Jul. 02, 2011 Australia/New Zealand Bleach USD ($)	May 31, 2011 Shoe Care Business USD ($)	Jun. 30, 2012 Shoe Care Business USD ($)	Jul. 02, 2011 Shoe Care Business USD ($)	Dec. 31, 2010 Non-Indian Insecticides EUR (€)	Jun. 30, 2012 Non-Indian Insecticides USD ($)	May 31, 2010 Godrej Sara Lee Joint Venture USD ($)	Jul. 03, 2010 Godrej Sara Lee Joint Venture USD ($)	Jun. 30, 2012 Foreign USD ($)	Jun. 30, 2012 Other Household And Body Care USD ($)	Jul. 02, 2011 Other Household And Body Care USD ($)	Jul. 03, 2010 Other Household And Body Care USD ($)	Jul. 02, 2011 Household And Body Care Businesses USD ($)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Reduced business purchase price																																$ 709,000,000
Proceeds from disposition of business																													717,000,000						350,000,000	376,000,000		545,000,000	552,000,000			115,000,000		115,000,000	1,600,000,000		411,000,000	44,000,000			53,000,000		276,000,000	56,000,000		154,000,000		230,000,000
Transition services agreement, period																													1 year
Transition services agreement, extended period																													2 years
Settlement gain (loss)													(1,000,000)																				(36,000,000)	71,000,000
Curtailment gain	25,000,000															44,000,000
Discontinued operations, pre tax gain recognized													772,000,000	1,304,000,000	158,000,000															94,000,000						222,000,000	222,000,000		198,000,000		11,000,000		15,000,000			867,000,000		(10,000,000)	(10,000,000)	273,000,000		48,000,000					255,000,000		150,000,000		8,000,000	1,000,000
Estimated future liquid coffee innovation royalties																																			50,000,000
Partnership collaboration on liquid coffee innovation (in years)																																			10
Impairment charges			4,000,000	10,000,000					14,000,000		14,000,000		14,000,000	15,000,000	15,000,000																						6,000,000				379,000,000
Dividend paid, per share																																								$ 3
Dividend paid, total amount																																								1,800,000,000
Tax expense (benefit) recognized																																									(38,000,000)
Pretax gain (loss) on sale													772,000,000	1,305,000,000	138,000,000																										(10,000,000)
Gain on disposition, after tax		(58,000,000)	368,000,000	92,000,000	29,000,000	498,000,000		89,000,000	460,000,000	587,000,000	402,000,000	616,000,000	405,000,000	731,000,000	84,000,000		2,000,000	(3,000,000)			8,000,000		(3,000,000)	8,000,000	(1,000,000)	8,000,000	(5,000,000)			61,000,000							146,000,000		42,000,000		(34,000,000)				488,000,000	488,000,000	94,000,000		(11,000,000)	94,000,000	31,000,000	31,000,000	117,000,000						78,000,000		11,000,000	1,000,000
Liability for deposit received for sale of business																																																								152,000,000
Deferred tax liabilities related to repatriation of foreign earnings														763,000,000																																														623,000,000
Tax benefits on business assets																															122,000,000
Tax expenses		(57,000,000)	58,000,000	(7,000,000)	14,000,000	16,000,000		(4,000,000)	51,000,000	12,000,000	(6,000,000)	26,000,000	(15,000,000)	27,000,000	(64,000,000)		(9,000,000)	5,000,000	1,000,000	(2,000,000)	(2,000,000)	(4,000,000)	6,000,000	(6,000,000)	(3,000,000)	(8,000,000)	10,000,000	(4,000,000)																																			453,000,000
Tax charges related to not reinvesting overseas earnings and net assets																																																															428,000,000
Tax benefit related to reversal of tax valuation allowance on United Kingdom net operating loss carryforwards																																																															40,000,000
Tax benefit related to anticipated utilization of U.S. capital loss carryforwards available to offset the capital gain																																																															22,000,000
Discontinued operation, curtailment loss																																																															10,000,000
Discontinued operation, contingent sale proceeds							95,000,000
Tax (expense) benefit recognized													367,000,000	573,000,000	74,000,000															33,000,000							76,000,000		156,000,000		45,000,000					379,000,000			1,000,000	179,000,000		17,000,000							72,000,000		(3,000,000)
Goodwill that has no tax basis																																							254,000,000
Cumulative translation adjustments that has no tax basis																																									140,000,000
Tax charge for the anticipated repatriation of cash proceeds on business dispositions																																																																190,000,000
Repatriation tax benefit recognized on gain transaction																																																							79,000,000
Assets held for sale													5,000,000	7,143,000,000													(80,000,000)
Liabilities held for sale														$ 3,522,000,000													$ (17,000,000)

Operating Results of Discontinued Operations (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended						6 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011	Oct. 01, 2011	Apr. 02, 2011	Jan. 01, 2011	Oct. 02, 2010	Dec. 31, 2011	Jan. 01, 2011	Mar. 31, 2012	Apr. 02, 2011	Jun. 30, 2012	Jul. 02, 2011	Jul. 03, 2010
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net Sales											$ 5,229	$ 8,088	$ 8,960
Pretax Income (Loss)											(138)	567	996
Income (Loss)	(34)	155	(322)	87	309	107	(167)	416	(201)	503	465	485	328
North American Fresh Bakery
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net Sales											724	2,037	2,128
Pretax Income (Loss)											29	58	46
Income (Loss)											163	159	35
North American Refrigerated Dough
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net Sales											74	307	326
Pretax Income (Loss)											13	42	56
Income (Loss)											9	27	37
North American Foodservice Beverage
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net Sales											330	538	512
Pretax Income (Loss)											(15)	5	17
Income (Loss)											(9)	3	13
International Coffee and Tea
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net Sales											3,728	3,537	3,218
Pretax Income (Loss)											224	399	645
Income (Loss)											662	276	463
European Bakery
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net Sales											262	591	650
Pretax Income (Loss)											(384)	(9)	(22)
Income (Loss)											(358)	(16)	(21)
International Household And Body Care
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net Sales											111	1,078	2,126
Pretax Income (Loss)											(5)	72	254
Income (Loss)											$ (2)	$ 36	$ (199)

Gain Loss on Sale of Discontinued Operations (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended						6 Months Ended		9 Months Ended		12 Months Ended				3 Months Ended	12 Months Ended				1 Months Ended	3 Months Ended	12 Months Ended				1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011	Oct. 01, 2011	Apr. 02, 2011	Jan. 01, 2011	Oct. 02, 2010	Dec. 31, 2011	Jan. 01, 2011	Mar. 31, 2012	Apr. 02, 2011	Jun. 30, 2012	Jul. 02, 2011	Jul. 03, 2010	Jun. 30, 2012 North American Fresh Bakery	Dec. 31, 2011 North American Foodservice Beverage	Jun. 30, 2012 North American Foodservice Beverage	Jun. 30, 2012 North American Refrigerated Dough	Jun. 30, 2012 European Bakery	Jun. 30, 2012 Non-European Insecticides	Jul. 31, 2010 Air Care Products	Mar. 31, 2012 Air Care Products	Jun. 30, 2012 Air Care Products	Jul. 02, 2011 Air Care Products	Jun. 30, 2012 Other Household And Body Care	Jul. 02, 2011 Other Household And Body Care	Dec. 31, 2010 Global Body Care And European Detergents	Jul. 02, 2011 Global Body Care And European Detergents	Feb. 28, 2011 Australia/New Zealand Bleach	Jul. 02, 2011 Australia/New Zealand Bleach	Jul. 02, 2011 Shoe Care Products	Jul. 03, 2010 Godrej Sara Lee Joint Venture	Jul. 03, 2010 Other
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Pretax Gain(Loss) on Sale											$ 772	$ 1,304	$ 158	$ 94	$ 222	$ 222	$ 198	$ 11	$ 249		$ (10)	$ (10)	$ 273	$ 8	$ 1		$ 867		$ 48	$ 115	$ 150	$ 8
Tax (Expense) / Benefit											(367)	(573)	(74)	(33)		(76)	(156)	(45)	(59)			(1)	(179)	3			(379)		(17)	2	(72)	(2)
After Tax Gain(Loss)	$ (58)	$ 368	$ 92	$ 29	$ 498	$ 89	$ 460	$ 587	$ 402	$ 616	$ 405	$ 731	$ 84	$ 61		$ 146	$ 42	$ (34)	$ 190	$ 94		$ (11)	$ 94	$ 11	$ 1	$ 488	$ 488	$ 31	$ 31	$ 117	$ 78	$ 6

Cash Flow Impacts of Discontinued Operations (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jul. 02, 2011	Jul. 03, 2010
Discontinued Operations [Line Items]
Cash from operating activities	$ 112	$ 302	$ 936
Cash from (used in) investing activities	(364)	2,296	117
Cash used in financing activities	(1,524)	(1,802)	(856)
Effect of changes in foreign exchange rates on cash	(216)	285	(104)
Net cash impact of discontinued operations	(1,992)	1,081	93
At start of period	1,992	911	818
At end of period		1,992	911
Increase (decrease) in cash of discontinued operations	$ (1,992)	$ 1,081	$ 93

Summary of Net Assets Held for Sale (Detail) (USD $) In Millions, unless otherwise specified	Jun. 30, 2012	Jul. 02, 2011
Discontinued Operations [Line Items]
Cash and cash equivalents		$ 1,992
Trade accounts receivable		698
Inventories		806
Other current assets		162
Total current assets held for sale		3,658
Property	5	1,346
Trademarks and other intangibles		427
Goodwill		1,075
Deferred taxes		159
Other noncurrent assets		478
Assets held for sale	5	7,143
Accounts payable		673
Accrued expenses and other current liabilities		1,231
Current maturities of long-term debt		488
Total current liabilities held for sale		2,392
Long-term debt		105
Other liabilities		1,025
Liabilities held for sale		3,522
Noncontrolling interest		$ 29

Summary of Exit Disposal and Restructuring Actions (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended						6 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011	Oct. 01, 2011	Apr. 02, 2011	Jan. 01, 2011	Oct. 02, 2010	Dec. 31, 2011	Jan. 01, 2011	Mar. 31, 2012	Apr. 02, 2011	Jun. 30, 2012	Jul. 02, 2011	Jul. 03, 2010
Restructuring Cost and Reserve [Line Items]
Exit and business dispositions	$ 4	$ 45	$ 21	$ 3	$ 2	$ 2	$ 66	$ 4	$ 70	$ 7	$ 81	$ 39	$ 18
Selling, general and administrative expenses	210	231	227	220	232	235	458	467	668	687	964	918	1,027
Reduction in income from continuing operations before income taxes											199	74	32
Income tax benefit											(57)	(22)	(12)
Reduction in income from continuing operations											142	52	20
Impact on diluted EPS from continuing operations											$ 1.17	$ 0.42	$ 0.14
Restructuring and Spin Off
Restructuring Cost and Reserve [Line Items]
Exit and business dispositions											81	39	18
Selling, General and Administrative Expenses
Restructuring Cost and Reserve [Line Items]
Selling, general and administrative expenses											$ 118	$ 35	$ 14

Impact of Restructuring Actions on Corporate Business Segments and Unallocated Corporate Expenses (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jul. 02, 2011	Jul. 03, 2010
Restructuring Cost and Reserve [Line Items]
Decrease in business segment income	$ 200
Increase in general corporate expenses	178	60	22
Total	199	74	32
Retail
Restructuring Cost and Reserve [Line Items]
Decrease in business segment income	14	11	4
Food Service Other
Restructuring Cost and Reserve [Line Items]
Decrease in business segment income	4	3	6
Australian Bakery
Restructuring Cost and Reserve [Line Items]
Decrease in business segment income	3
Business Segment
Restructuring Cost and Reserve [Line Items]
Decrease in business segment income	$ 21	$ 14	$ 10

Exit Disposal and Restructuring Activities - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2012 Restructuring 2012 Actions	Jun. 30, 2012 Restructuring 2011 Actions	Jul. 02, 2011 Restructuring 2011 Actions	Jul. 03, 2010 Restructuring 2010 Actions	Jun. 30, 2012 Restructuring Actions Prior To 2010
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 200	$ 200		$ 77	$ 34
Planned employee terminations		520		630	720
Employee terminations		270		570
Additional restructuring charges expected to be recognized, minimum	65
Additional restructuring charges expected to be recognized, maximum	75
Restructuring adjustments			1			1
Accrued costs						$ 6

Twenty Twelve Actions Net Charges for Exit Disposal and Transformation Actions and Related Reserve Status (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Jun. 30, 2012
Restructuring Cost and Reserve [Line Items]
Exit, disposal and other costs recognized during 2012	$ 200
Charges recognized in discontinued operations	12
Cash payments	(155)
Non-cash charges	1
Accrued cost at period end	58
Employee Termination And Other Benefits
Restructuring Cost and Reserve [Line Items]
Exit, disposal and other costs recognized during 2012	28
Charges recognized in discontinued operations	7
Cash payments	(10)
Accrued cost at period end	25
It And Other Costs
Restructuring Cost and Reserve [Line Items]
Exit, disposal and other costs recognized during 2012	117
Cash payments	(94)
Non-cash charges	(7)
Accrued cost at period end	16
Non-Cancellable Leases/Contractual Obligations
Restructuring Cost and Reserve [Line Items]
Exit, disposal and other costs recognized during 2012	55
Charges recognized in discontinued operations	5
Cash payments	(51)
Non-cash charges	8
Accrued cost at period end	$ 17

Twenty Eleven Actions Net Charges for Exit Disposal and Transformation Action and Related Reserve Status (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jul. 02, 2011
Restructuring Cost and Reserve [Line Items]
Exit, disposal and other costs recognized during 2011	$ 200
Charges recognized in discontinued operations	12
Cash payments	(155)
Non-cash charges	(1)
Accrued cost at period end	58
Employee Termination And Other Benefits
Restructuring Cost and Reserve [Line Items]
Exit, disposal and other costs recognized during 2011	28
Charges recognized in discontinued operations	7
Cash payments	(10)
Accrued cost at period end	25
It And Other Costs
Restructuring Cost and Reserve [Line Items]
Exit, disposal and other costs recognized during 2011	117
Cash payments	(94)
Non-cash charges	7
Accrued cost at period end	16
Restructuring 2011 Actions
Restructuring Cost and Reserve [Line Items]
Exit, disposal and other costs recognized during 2011		77
Change in estimate	(1)
Charges recognized in discontinued operations		26
Cash payments	(42)	(44)
Non-cash charges		(1)
Accrued cost at period end	15	58
Restructuring 2011 Actions | Employee Termination And Other Benefits
Restructuring Cost and Reserve [Line Items]
Exit, disposal and other costs recognized during 2011		32
Change in estimate	(1)
Charges recognized in discontinued operations		1
Cash payments	(15)	(2)
Accrued cost at period end	15	31
Restructuring 2011 Actions | It And Other Costs
Restructuring Cost and Reserve [Line Items]
Exit, disposal and other costs recognized during 2011		36
Charges recognized in discontinued operations		25
Cash payments	(18)	(42)
Non-cash charges		(1)
Accrued cost at period end		18
Restructuring 2011 Actions | Non-Cancellable Leases
Restructuring Cost and Reserve [Line Items]
Exit, disposal and other costs recognized during 2011		9
Cash payments	(9)
Accrued cost at period end		$ 9

Common Stock - Additional Information (Detail) (USD $) Share data in Millions, unless otherwise specified	1 Months Ended		12 Months Ended
	Jun. 30, 2012	Mar. 31, 2010	Jun. 30, 2012	Jul. 02, 2011	Jul. 03, 2010
Class of Stock [Line Items]
Reverse stock split of Hillshire Brands common stock	1-for-5
Share repurchase authorization, value					$ 3,000,000,000
Shares repurchased		7.3		16
Cost of stock repurchased		500,000,000		1,300,000,000
Settlement on ASR				13,000,000
Share repurchase program remaining amount			$ 1,200,000,000
Share repurchase authorization, shares remaining under prior share repurchase program	2.7		2.7

Changes in Outstanding Shares of Common Stock (Detail)	12 Months Ended
	Jun. 30, 2012	Jul. 02, 2011	Jul. 03, 2010
Class of Stock [Line Items]
Beginning balances	117,420	132,424	139,132
Stock option and benefit plans	1,104,000	642,000	211,000
Restricted stock plans	2,119,000	398,000	348,000
Reacquired shares		(16,044,000)	(7,283,000)
Other	1,000		16,000
Ending balances	120,644	117,420	132,424

Dividends Declared (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended					12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011	Jul. 02, 2011	Apr. 02, 2011	Jan. 01, 2011	Jun. 30, 2012	Jul. 02, 2011	Jul. 03, 2010
Class of Stock [Line Items]
Common stock dividends declared						$ 137	$ 275	$ 299
Dividends per share amount declared	$ 0.58	$ 0.58	$ 1.15	$ 0.58	$ 0.58	$ 1.15	$ 2.3	$ 2.2

Components of Accumulated Other Comprehensive Income (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended
	Mar. 31, 2010	Jun. 30, 2012	Jul. 02, 2011	Jul. 03, 2010
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of period		$ (265)
Business dispositions		772	1,305	138
Pension plan curtailment	25
Spin-off of Intl Coffee & Tea Business		(2,408)
Balance at end of period		(144)	(265)
Cumulative Translation Adjustment
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of period		219	(106)	(21)
Business dispositions		127
Disposition of Household & Body Care businesses			55
Disposition of Godrej J.V.				14
Spin-off of Intl Coffee & Tea Business		(180)
Other comprehensive income (loss) activity		(150)	270	(99)
Balance at end of period		16	219	(106)
Net Unrealized Gain (Loss) On Qualifying Cash Flow Hedges And Other
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of period		6	(1)	(11)
Other comprehensive income (loss) activity		2	7	10
Balance at end of period		8	6	(1)
Pension/Postretirement Liability Adjustment
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of period		(490)	(807)	(572)
Amortization of net actuarial loss and prior service credit		(1)	16	19
Net actuarial gain arising during the period		(70)	326	(323)
Pension plan curtailment		24	25	27
Pension and postretirement plan amendments				(4)
Spin-off of Intl Coffee & Tea Business		343
Other comprehensive income (loss) activity		26	(50)	46
Balance at end of period		(168)	(490)	(807)
Accumulated Other Comprehensive Income (Loss)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of period		(265)	(914)	(604)
Business dispositions		127
Disposition of Household & Body Care businesses			55
Disposition of Godrej J.V.				14
Amortization of net actuarial loss and prior service credit		(1)	16	19
Net actuarial gain arising during the period		(70)	326	(323)
Pension plan curtailment		24	25	27
Pension and postretirement plan amendments				(4)
Spin-off of Intl Coffee & Tea Business		163
Other comprehensive income (loss) activity		(122)	227	(43)
Balance at end of period		$ (144)	$ (265)	$ (914)

Stock-Based Compensation - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Jun. 30, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for future grant	21.1
Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Terms of exercised options, maximum, in years	10
Proceeds from stock options exercised	$ 84
Unrecognized compensation expense related to stock option plans	2.3
Weighted average recognition period	1 year 1 month 6 days
Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense related to stock option plans	$ 2
Weighted average recognition period	1 year 8 months 27 days
Restricted Stock Units | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Unit Awards, incent performance and retention period	1 year
Restricted Stock Units | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Unit Awards, incent performance and retention period	3 years

Assumptions Used to Estimate Fair Value of Option Grants (Detail)	12 Months Ended
	Jun. 30, 2012	Jul. 02, 2011	Jul. 03, 2010
Share Based Compensation [Line Items]
Weighted average expected lives	7 years	7 years 2 months 12 days	8 years
Weighted average risk-free interest rates	1.37%	2.08%	3.03%
Range of risk-free interest rates	1.28%	1.91%	3.02%
Range Of Risk Free Interest Rates Maximum	1.38%	2.66%	3.15%
Weighted average expected volatility	28.10%	28.00%	27.20%
Range of expected volatility	28.10%	27.30%	27.20%
Range Of Expected Volatility Maximum	28.30%	30.00%	27.60%
Dividend yield	2.50%	2.90%	4.40%

Changes in Stock-Based Compensation Awards Stock Options (Detail) (USD $) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jul. 02, 2011	Jul. 03, 2010
Shares
Options outstanding at July 2, 2011, Shares	11,515
Granted, Shares	503
Exercised, Shares	(3,608)
Canceled / expired, Shares	(2,146)
Options outstanding at June 30, 2012, Shares	6,264	11,515
Options exercisable at June 30, 2012, Shares	5,704
Weighted Average Exercise Price
Options outstanding at July 2, 2011, Weighted Average Exercise Price	$ 24.33
Granted, Weighted Average Exercise Price	$ 28.75
Exercised, Weighted Average Exercise Price	$ 25.16
Canceled / expired, Weighted Average Exercise Price	$ 27.86
Options outstanding at June 30, 2012, Weighted Average Exercise Price	$ 23.01	$ 24.33
Options exercisable at June 30, 2012, Weighted Average Exercise Price	$ 22.65	$ 26.38	$ 27.31
Weighted Average Remaining Contractual Term (years)
Options outstanding	3 years 2 months 12 days	4 years 7 months 6 days
Options outstanding	3 years 2 months 12 days	4 years 7 months 6 days
Options exercisable at June 30, 2012	2 years 8 months 12 days
Aggregate Intrinsic Value
Options outstanding at July 2, 2011, Aggregate Intrinsic Value	$ 66
Options outstanding at June 30, 2012, Aggregate Intrinsic Value	38	66
Options exercisable at June 30, 2012, Aggregate Intrinsic Value	$ 37

Value of Stock-Based Compensation Awards Stock Options (Detail) (USD $) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jul. 02, 2011	Jul. 03, 2010
Share Based Compensation [Line Items]
Number of options exercisable at end of fiscal year	5,704	7,784	8,482
Weighted average exercise price of options exercisable at end of fiscal year	$ 22.65	$ 26.38	$ 27.31
Weighted average grant date fair value of options granted during the fiscal year	$ 6.35	$ 5.29	$ 2.92
Total intrinsic value of options exercised during the fiscal year	$ 23.5	$ 8	$ 0.9
Fair value of options that vested during the fiscal year	$ 16.9	$ 4.5	$ 6.3

Changes in Stock-Based Compensation Awards Restricted Stock Units (Detail) (USD $) Share data in Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jul. 02, 2011	Jul. 03, 2010
Nonvested share
Nonvested share units, shares	4,993
Granted, shares	767
Vested, shares	(4,463)
Forfeited, shares	(957)
Nonvested share units, shares	340	4,993
Exercisable share units at June 30, 2012, shares	84
Weighted Average Grant Date
Nonvested share units, weighted average grant date fair value	$ 19.73
Granted, weighted average grant date fair value	$ 29.09	$ 23.4	$ 15.56
Vested, weighted average grant date fair value	$ 19.81
Forfeited, weighted average grant date fair value	$ 24.56
Nonvested share units, weighted average grant date fair value	$ 26.24	$ 19.73
Exercisable share units at June 30, 2012, weighted average grant date fair value	$ 20.67
Weighted Average Remaining Contractual
Nonvested share units, weighted average remaining contractual term (years)	0.7	1.1
Exercisable share units at June 30, 2012, weighted average remaining contractual term (years)	4.8
Aggregate Intrinsic Value
Nonvested share units, aggregate intrinsic value	10,000,000	149,000,000
Exercisable share units at June 30, 2012, Aggregate Intrinsic Value	$ 2,000,000

Value of Stock-Based Compensation Awards Restricted Stock Units (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jul. 02, 2011	Jul. 03, 2010
Share Based Compensation [Line Items]
Fair value of share-based units that vested during the fiscal year	$ 88	$ 42	$ 35
Weighted average grant date fair value of share based units granted during the fiscal year	$ 29.09	$ 23.4	$ 15.56
Total compensation expense	35	41	35
Tax benefit on compensation expense	$ 11	$ 15	$ 13

Employee Stock Ownership Plans ESOP - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jul. 02, 2011	Jul. 03, 2010
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Unallocated shares in ESOP	5	6
ESOP related expenses	$ 14	$ 15	$ 7
Payments to ESOP	$ 6	$ 23	$ 11

Earnings Per Share - Additional Information (Detail)	12 Months Ended
	Jun. 30, 2012	Jul. 02, 2011	Jul. 03, 2010
Earnings Per Share [Line Items]
Anti-dilutive stock option	384,000	5,400,000	10,400,000

Reconciliation Between Net Income Loss Per Share Basic And Diluted (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								6 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Oct. 01, 2011	Jul. 02, 2011	Apr. 02, 2011	Jan. 01, 2011	Oct. 02, 2010	Dec. 31, 2011	Jan. 01, 2011	Mar. 31, 2012	Apr. 02, 2011	Jun. 30, 2012	Jul. 02, 2011	Jul. 03, 2010
Earnings Per Share [Line Items]
Income (loss) from continuing operations attributable to Hillshire Brands													$ (22)	$ 56	$ 127
Net income from discontinued operations attributable to Hillshire Brands													867	1,207	391
Net income attributable to Hillshire Brands		$ (3)	$ 469	$ (220)		$ 147	$ 836	$ 195	$ 249	$ 1,031	$ 246	$ 1,178	$ 845	$ 1,263	$ 518
Average shares outstanding - basic													119	124	138
Dilutive effect of stock compensation														1
Diluted shares outstanding													119	125	138
Income (loss) from continuing operations	$ (0.58)	$ 0.75	$ (0.44)	$ 0.1	$ (0.09)	$ 0.28	$ 0.24	$ 0.01	$ (0.35)	$ 0.25	$ 0.41	$ 0.53	$ (0.18)	$ 0.45	$ 0.92
Income from discontinued operations, per common share - Basic													$ 7.31	$ 9.71	$ 2.85
Net income, per common share - Basic		$ (0.02)	$ 3.96	$ (1.86)		$ 1.22	$ 6.54	$ 1.49	$ 2.11	$ 7.97	$ 2.08	$ 9.31	$ 7.13	$ 10.16	$ 3.77
Income (loss) from continuing operations	$ (0.58)	$ 0.74	$ (0.44)	$ 0.1	$ (0.09)	$ 0.28	$ 0.24	$ 0.01	$ (0.35)	$ 0.25	$ 0.4	$ 0.52	$ (0.18)	$ 0.45	$ 0.92
Income from discontinued operations, per common share - Diluted													$ 7.31	$ 9.66	$ 2.83
Net income, per common share - Diluted		$ (0.02)	$ 3.96	$ (1.85)		$ 1.21	$ 6.51	$ 1.48	$ 2.11	$ 7.94	$ 2.07	$ 9.27	$ 7.13	$ 10.11	$ 3.75

Composition of Corporation Long-Term Debt Which Includes Capital Lease Obligations (Detail) (USD $) In Millions, unless otherwise specified	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Oct. 01, 2011	Jul. 02, 2011	Jun. 30, 2012 3.875% Notes	Jul. 02, 2011 3.875% Notes	Jun. 30, 2012 10% Zero Coupon Notes	Jul. 02, 2011 10% Zero Coupon Notes	Jun. 30, 2012 10%-14.25% Zero Coupon Notes	Jul. 02, 2011 10%-14.25% Zero Coupon Notes	Jun. 30, 2012 2.75% Notes	Jul. 02, 2011 2.75% Notes	Jun. 30, 2012 4.1% Notes	Jul. 02, 2011 4.1% Notes	Jun. 30, 2012 6.125% Notes	Jul. 02, 2011 6.125% Notes
Debt Instrument [Line Items]
Debt instrument year of maturity						2013		2014		2015		2016		2021		2033
Total senior debt	$ 928				$ 1,887		$ 500	$ 16	$ 15	$ 82	$ 72	$ 400	$ 400	$ 278	$ 400	$ 152	$ 500
Obligations under capital lease	2				1
Other debt	15				16
Total debt	945				1,904
Unamortized discounts	(1)				(5)
Hedged debt adjustment to fair value					12
Total long-term debt	944				1,911
Less current portion	(5)	(980)	(1)		(1)
Long-term debt	$ 939	$ 935	$ 1,913	$ 1,913	$ 1,910

Composition of Corporation Long-Term Debt Which Includes Capital Lease Obligations (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	Jun. 30, 2012 3.875% Notes	Jun. 30, 2012 10% Zero Coupon Notes	Jun. 30, 2012 10%-14.25% Zero Coupon Notes	Jun. 30, 2012 2.75% Notes	Sep. 30, 2010 2.75% Notes	Jun. 30, 2012 4.1% Notes	Jun. 30, 2012 6.125% Notes
Debt Instrument [Line Items]
Senior debt, minimum interest rate			10.00%
Senior debt, fixed interest rate	3.88%	10.00%		2.75%	2.75%	4.10%	6.13%
Senior debt, maximum interest rate			14.25%
Debt instrument, face value		$ 19	$ 105		$ 400

Debt Instruments - Additional Information (Detail) (USD $)	1 Months Ended		3 Months Ended		6 Months Ended	9 Months Ended	12 Months Ended					12 Months Ended		12 Months Ended		1 Months Ended											12 Months Ended	1 Months Ended
	May 31, 2012	Apr. 30, 2012	Jan. 01, 2011	Oct. 02, 2010	Jan. 01, 2011	Apr. 02, 2011	Jun. 30, 2012	Jul. 02, 2011	Jul. 03, 2010	Jun. 28, 2012 Old Revolving Credit Facility	Jun. 30, 2012 Revolving Credit Facility	Jun. 30, 2012 Maximum	Apr. 30, 2012 Maximum	Jun. 30, 2012 Minimum	May 31, 2012 Senior Notes	May 31, 2012 3.60% Senior Notes	May 31, 2012 3.81% Senior Notes	May 31, 2012 4.03% Senior Notes	May 31, 2012 4.20% Senior Notes	Apr. 30, 2012 6.125% Senior Notes	Apr. 30, 2012 4.10% Senior Notes	Sep. 30, 2010 4.10% Senior Notes	Apr. 30, 2012 2.75% Senior Notes	Apr. 30, 2012 3.875% Senior Notes	Oct. 08, 2010 6.25% Notes	Sep. 07, 2010 6.25% Notes	Jul. 02, 2011 6.25% Notes	Sep. 30, 2010 2.75% Notes	Jun. 30, 2012 2.75% Notes
Debt Instrument [Line Items]
Senior notes issued, amount															$ 650,000,000	$ 232,000,000	$ 120,000,000	$ 124,000,000	$ 174,000,000
Debt instrument interest rate																3.60%	3.81%	4.03%	4.20%	6.13%	4.10%	4.10%	2.75%	3.88%		6.25%		2.75%	2.75%
Debt instrument maturity date																May 15, 2019	May 15, 2020	May 15, 2021	May 15, 2022			Sep 1, 2020				Sep 15, 2011		Sep 1, 2015
Debt obligation satisfied as part of spin off	650,000,000
Tender offer for aggregate principal amount of three series outstanding debt securities: 6.125% Notes due 2032, 4.10% Notes due 2020 and 2.75% Notes due 2015													470,000,000
Senior notes issued, maturity date																				2032	2020		2015	2013
Notes purchase price																				348,400,000	121,600,000
Charge associated with the early extinguishment of debt		(26,000,000)	(25,000,000)	(30,000,000)	(55,000,000)	(55,000,000)	(39,000,000)	(55,000,000)																(13,000,000)			55,000,000
Redemption of senior notes																								500,000,000
Aggregate principal amount																										1,110,000,000
Debt redeemed																									456,700,000	653,300,000
Debt redemption date																									2010-10-08
Issuance of debt																						400,000,000						400,000,000
Payments required on long-term debt during the year ending 2013							5,000,000
Payments required on long-term debt during the year ending 2014							18,000,000
Payments required on long-term debt during the year ending 2015							82,000,000
Payments required on long-term debt during the year ending 2016							400,000,000
Payments required on long-term debt during the year ending 2017
Cash interest payments							73,000,000	99,000,000	118,000,000
Revolving credit facility, amount										1,200,000,000	750,000,000
Revolving credit facility, maturity date											2017-05
Credit facility annual fee							0.15%
Letters of credit outstanding							$ 57,000,000
Interest coverage ratio covenant												2		1
Interest coverage ratio												8		1
Financial covenants, required leverage ratio							3.5
Leverage ratio							2.3

Selected Data on Corporation Short-Term Obligations (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jul. 02, 2011	Jul. 03, 2010
Debt Instrument [Line Items]
Maximum month-end borrowings	$ 335	$ 503	$ 95
Average borrowings during the year	97	242	27
Year-end borrowings		$ 198	$ 22
Weighted average interest rate during the year	0.34%	0.31%	0.26%
Weighted average interest rate at year-end		0.30%	0.32%

Leases - Additional Information (Detail)	12 Months Ended
Jun. 30, 2012
Building and Building Improvements | Minimum
Leases Disclosure [Line Items]
Lease term	10 years
Building and Building Improvements | Maximum
Leases Disclosure [Line Items]
Lease term	15 years
Machinery and Equipment | Maximum
Leases Disclosure [Line Items]
Lease term	7 years

Book Value of Capital Lease Assets (Detail) (USD $) In Millions, unless otherwise specified	Jun. 30, 2012	Jul. 02, 2011
Leases Disclosure [Line Items]
Gross book value of capital lease assets included in property	$ 4	$ 4
Net book value of capital lease assets included in property	$ 2	$ 1

Future Minimum Lease Payments by Year and in Aggregate (Detail) (USD $) In Millions, unless otherwise specified	Jun. 30, 2012
Leases Disclosure [Line Items]
Capital leases, future minimum payments due 2013	$ 1
Capital leases, future minimum payments due 2014	1
Capital leases, future minimum payments due 2015
Capital leases, future minimum payments due 2016
Capital leases, future minimum payments due 2017
Capital leases, future minimum payments due thereafter
Total minimum lease payments	2
Amounts representing interest
Present value of net minimum payments	2
Current portion	1
Noncurrent portion	1
Operating leases, future minimum payments due 2013	23
Operating leases, future minimum payments due 2014	19
Operating leases, future minimum payments due 2015	13
Operating leases, future minimum payments due 2016	11
Operating leases, future minimum payments due 2017	10
Operating leases, future minimum payments due thereafter	82
Operating leases, future minimum payments due, total	$ 158

Lease Depreciation And Expense (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jul. 02, 2011	Jul. 03, 2010
Leases Disclosure [Line Items]
Depreciation of capital lease assets	$ 1	$ 1	$ 1
Rental expense under operating leases	$ 23	$ 28	$ 33

Contingencies and Commitments - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jul. 02, 2011	Jul. 03, 2010	Jun. 26, 2006
Commitments and Contingencies [Line Items]
Loss related to litigation settlement				$ 80
Regular scheduled contributions to multi-employer pension plans	2	3	4
Potential amount of payment for leases on property operators in default, maximum	27
Minimum annual rentals due in 2013	9
Minimum annual rentals due in 2014	9
Minimum annual rentals due in 2015	8
Minimum annual rentals due in 2016	1
Minimum annual rentals due thereafter
Letter of credit	7
Maximum potential guarantee on third party debt	15
Mexican tax indemnification			$ 26

Financial Instruments - Additional Information (Detail) In Millions, unless otherwise specified	Jun. 30, 2012 USD ($)	Mar. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Oct. 01, 2011 USD ($)	Jul. 02, 2011 USD ($)	Jun. 30, 2012 Cross Currency Swap USD ($)	Jun. 30, 2012 Cross Currency Swap EUR (€)	Jun. 30, 2012 Offsetting Cross Currency Swap USD ($)	Jun. 30, 2012 Offsetting Cross Currency Swap EUR (€)	Jun. 30, 2012 Highly Leveraged Trade Accounts Receivable USD ($)	Jul. 02, 2011 Highly Leveraged Trade Accounts Receivable USD ($)	Jun. 30, 2012 Credit Risk Contract USD ($)	Jul. 02, 2011 Credit Risk Contract USD ($)	Jun. 30, 2012 Maximum Credit Risk Contract USD ($)	Jul. 02, 2011 Maximum Credit Risk Contract USD ($)	Jun. 30, 2012 Cash Flow Hedging
Derivative [Line Items]
Percent of long-term debt and notes payable instruments with fixed interest rates	100.00%
Payments for settlement of derivatives						$ 156
Notional value of derivatives							333		229
Net cash due upon settlement of both derivative instruments								40
Minimum correlation rate of commodity instrument and underlying hedges																80.00%
Maximum correlation rate of commodity instrument and underlying hedges																125.00%
Aggregate fair value of all derivative instruments with credit-risk-related contingent features that are in a liability position												40	259
Collateral required if credit-risk related features are triggered														40	259
Trade accounts receivable	$ 248	$ 246	$ 266	$ 292	$ 295					$ 52	$ 133

Notional Values of Derivative Instruments (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 30, 2012		Jul. 02, 2011
Derivative [Line Items]
Net Investment Hedges			$ 4,052
Interest Rate Swap
Derivative [Line Items]
Swap Contracts, Notional Amount			150
Currency Swap
Derivative [Line Items]
Swap Contracts, Notional Amount	(40)	[1]	813	[1]
Number of Months of Hedge Coverage	12	[1]
Commitments To Purchase Foreign Currencies
Derivative [Line Items]
Foreign Currency Contracts, Notional Amount			943	[1]
Commitments To Sell Foreign Currencies
Derivative [Line Items]
Foreign Currency Contracts, Notional Amount			945	[1]
Commodity Future Contracts | Grains and Oilseeds
Derivative [Line Items]
Commodity Contracts, Notional Amount	56	[2]	63	[2]
Number of Months of Hedge Coverage	9	[2]
Commodity Future Contracts | Energy
Derivative [Line Items]
Commodity Contracts, Notional Amount	27	[2]	38	[2]
Number of Months of Hedge Coverage	12	[2]
Commodity Future Contracts | Other Commodities
Derivative [Line Items]
Commodity Contracts, Notional Amount	25	[2]	16	[2]
Number of Months of Hedge Coverage	8	[2]
Commodity Option
Derivative [Line Items]
Commodity Contracts, Notional Amount			$ 4	[3]
Number of Months of Hedge Coverage	6	[3]

[1]	The notional value is calculated using the exchange rates as of reporting date.
[2]	Commodity futures contracts are determined by the initial cost of the contract.
[3]	Option contract notional values are determined by the ratio of the change in option value to the change in the underlying hedged item.

Fair Value of Long Term Debt Including Current Portion (Detail) (USD $) In Millions, unless otherwise specified	Jun. 30, 2012	Jul. 02, 2011
Financial Instruments [Line Items]
Fair Value of Long-term debt	$ 1,004	$ 1,914
Carrying Amount of Long-term debt	$ 945	$ 1,911

Information on Location and Amounts of Derivative Fair Values in Condensed Consolidated Balance Sheet (Detail) (USD $) In Millions, unless otherwise specified	Jun. 30, 2012		Jul. 02, 2011
Accrued Liabilities-Other
Derivative [Line Items]
Total fair value of liability derivatives	$ 40		$ 193
Accrued Liabilities-Other | Designated as Hedging Instrument
Derivative [Line Items]
Total fair value of liability derivatives	40		191
Accrued Liabilities-Other | Designated as Hedging Instrument | Foreign Exchange Contract
Derivative [Line Items]
Total fair value of liability derivatives	40	[1]	191	[1]
Accrued Liabilities-Other | Not Designated as Hedging Instrument
Derivative [Line Items]
Total fair value of liability derivatives			2
Accrued Liabilities-Other | Not Designated as Hedging Instrument | Foreign Exchange Contract
Derivative [Line Items]
Total fair value of liability derivatives			2	[1]
Other Liabilities
Derivative [Line Items]
Total fair value of liability derivatives			66
Other Liabilities | Designated as Hedging Instrument
Derivative [Line Items]
Total fair value of liability derivatives			66
Other Liabilities | Designated as Hedging Instrument | Foreign Exchange Contract
Derivative [Line Items]
Total fair value of liability derivatives			66	[1]
Other Current Assets
Derivative [Line Items]
Total fair value of asset derivatives	1		12
Other Current Assets | Not Designated as Hedging Instrument
Derivative [Line Items]
Total fair value of asset derivatives	1		12
Other Current Assets | Not Designated as Hedging Instrument | Foreign Exchange Contract
Derivative [Line Items]
Total fair value of asset derivatives	1	[1]	11	[1]
Other Current Assets | Not Designated as Hedging Instrument | Commodity Contract
Derivative [Line Items]
Total fair value of asset derivatives			1	[2]
Other Non-Current Assets
Derivative [Line Items]
Total fair value of asset derivatives			12
Other Non-Current Assets | Designated as Hedging Instrument
Derivative [Line Items]
Total fair value of asset derivatives			12
Other Non-Current Assets | Designated as Hedging Instrument | Interest Rate Contract
Derivative [Line Items]
Total fair value of asset derivatives			$ 12	[1]

[1]	Categorized as level 2: Fair value of level 2 assets and liabilities as of June 30, 2012 are $1 million and $40 million and at July 2, 2011 are $23 million and $259 million, respectively.
[2]	Categorized as level 1: Fair value of level 1 assets and liabilities as of June 30, 2012 are nil and nil and at July 2, 2011 are $1 million and nil, respectively.

Information on Location and Amounts of Derivative Fair Values in Condensed Consolidated Balance Sheet (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	Jun. 30, 2012	Jul. 02, 2011
Fair Value, Inputs, Level 1
Derivative [Line Items]
Assets		$ 1
Liabilities
Fair Value, Inputs, Level 2
Derivative [Line Items]
Assets	1	23
Liabilities	$ 40	$ 259

Information Relating to Cash Flow Hedges Net Investment Hedges Fair Value Hedges and Other Derivatives not Designated as Hedging Instruments (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 30, 2012		Jul. 02, 2011
Cash Flow Hedging
Derivative [Line Items]
Amount of gain (loss) recognized in other comprehensive income (OCI)	$ 5	[1]	$ (53)	[1]
Amount of gain (loss) reclassified from AOCI into earnings	1	[1],[2]	(64)	[1],[2]
Amount of ineffectiveness recognized in earnings			(10)	[3],[4]
Amount of gain (loss) expected to be reclassified into earnings during the next twelve months	10		(7)
Net Investment Hedging
Derivative [Line Items]
Amount of gain (loss) recognized in other comprehensive income (OCI)	604	[1]	(672)	[1]
Amount of gain (loss) recognized from OCI into earnings	(446)	[5]	12	[5]
Net Investment Hedging | Spin-off dividend
Derivative [Line Items]
Amount of gain (loss) recognized from OCI into spin-off dividend	324	[6]
Fair Value Hedging
Derivative [Line Items]
Amount of derivative gain (loss) recognized in earnings	1	[7]	6	[7]
Amount of Hedged Item gain (loss) recognized in earnings	4	[7]	4	[7]
Not Designated as Hedging Instrument | Cost of Sales
Derivative [Line Items]
Amount of derivative gain (loss) recognized in earnings	(2)		1
Not Designated as Hedging Instrument | Selling, General and Administrative Expenses
Derivative [Line Items]
Amount of derivative gain (loss) recognized in earnings	(15)		30
Interest Rate Contract | Cash Flow Hedging
Derivative [Line Items]
Amount of gain (loss) recognized in other comprehensive income (OCI)	(8)	[1]	2	[1]
Amount of gain (loss) reclassified from AOCI into earnings	(3)	[1],[2]	3	[1],[2]
Interest Rate Contract | Fair Value Hedging
Derivative [Line Items]
Amount of derivative gain (loss) recognized in earnings	1	[7]	6	[7]
Amount of Hedged Item gain (loss) recognized in earnings	4	[7]	4	[7]
Foreign Exchange Contract | Cash Flow Hedging
Derivative [Line Items]
Amount of gain (loss) recognized in other comprehensive income (OCI)			(69)	[1]
Amount of gain (loss) reclassified from AOCI into earnings	2	[1],[2]	(82)	[1],[2]
Amount of ineffectiveness recognized in earnings	(2)	[3],[4]	(9)	[3],[4]
Amount of gain (loss) expected to be reclassified into earnings during the next twelve months			(7)
Foreign Exchange Contract | Net Investment Hedging
Derivative [Line Items]
Amount of gain (loss) recognized in other comprehensive income (OCI)	604	[1]	(672)	[1]
Amount of gain (loss) recognized from OCI into earnings	(446)	[5]	12	[5]
Foreign Exchange Contract | Net Investment Hedging | Spin-off dividend
Derivative [Line Items]
Amount of gain (loss) recognized from OCI into spin-off dividend	324	[6]
Foreign Exchange Contract | Not Designated as Hedging Instrument | Selling, General and Administrative Expenses
Derivative [Line Items]
Amount of derivative gain (loss) recognized in earnings	(15)		24
Commodity Contract | Cash Flow Hedging
Derivative [Line Items]
Amount of gain (loss) recognized in other comprehensive income (OCI)	13	[1]	14	[1]
Amount of gain (loss) reclassified from AOCI into earnings	2	[1],[2]	15	[1],[2]
Amount of ineffectiveness recognized in earnings	2	[3],[4]	(1)	[3],[4]
Amount of gain (loss) expected to be reclassified into earnings during the next twelve months	10
Commodity Contract | Not Designated as Hedging Instrument | Cost of Sales
Derivative [Line Items]
Amount of derivative gain (loss) recognized in earnings	(2)		1
Commodity Contract | Not Designated as Hedging Instrument | Selling, General and Administrative Expenses
Derivative [Line Items]
Amount of derivative gain (loss) recognized in earnings			$ 6

[1]	Effective portion.
[2]	Gain (loss) reclassified from AOCI into earnings is reported in interest or debt extinguishment , for interest rate swaps, in selling, general, and administrative (SG&A) expenses for foreign exchange contracts and in cost of sales for commodity contracts.
[3]	Gain (loss) recognized in earnings is related to the ineffective portion and amounts excluded from the assessment of hedge effectiveness.
[4]	Gain (loss) recognized in earnings is reported in interest expense for foreign exchange contract and SG&A expenses for commodity contracts.
[5]	The gain (loss) recognized from OCI into earnings is reported in gain on sale of discontinued operations.
[6]	The gain (loss) recognized from OCI into the spin-off dividend is reported in Retained Earnings as a result of the spin-off
[7]	The amount of gain (loss) recognized in earnings on the derivative contracts and the related hedged item is reported in interest or debt extinguishment, for the interest rate contracts and SG&A for the foreign exchange contracts.

Weighted Average Actuarial Assumptions Used in Measuring Net Periodic Benefit Cost and Plan Obligations - Pension Plan (Detail) (Pension Plans, Defined Benefit)	12 Months Ended
	Jun. 30, 2012	Jul. 02, 2011	Jul. 03, 2010
Pension Plans, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Net periodic benefit cost, Discount rate	5.50%	5.40%	6.50%
Net periodic benefit cost, Long-term rate of return on plan assets	6.50%	7.30%	7.60%
Net periodic benefit cost, Rate of compensation increase			3.50%
Plan obligations, Discount rate	4.20%	5.50%	5.40%
Plan obligations, Rate of compensation increase

Components of Net Periodic Benefit Cost for Continuing Operations (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jul. 02, 2011	Jul. 03, 2010
Defined Benefit Plan Disclosure [Line Items]
Interest cost	$ 73	$ 73
U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Service cost	9	7	17
Interest cost	73	73	75
Expected return on assets	(86)	(81)	(66)
Amortization of Prior service cost	1	1	(2)
Amortization of net actuarial loss	3	13	33
Net periodic benefit cost (income)		$ 13	$ 57

Defined Benefit Pension Plans - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended							12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	3 Months Ended		12 Months Ended
	Mar. 31, 2010	Jun. 30, 2012	Jul. 02, 2011	Jul. 03, 2010	Jun. 30, 2012 Maximum	Jul. 02, 2011 Maximum	Jul. 03, 2010 Maximum	Jul. 03, 2010 North American Fresh Bakery	Jul. 03, 2010 International Household And Body Care	Mar. 31, 2010 Segment, Discontinued Operations	Jul. 02, 2011 Segment, Discontinued Operations	Mar. 31, 2010 Segment, Continuing Operations	Jul. 03, 2010 Pension Plans, Defined Benefit	Jun. 30, 2012 Pension Plans, Defined Benefit	Jun. 30, 2012 Pension Plans, Defined Benefit Scenario, Forecast	Jun. 30, 2012 Pension Plans, Defined Benefit North American Fresh Bakery	Jun. 30, 2012 Pension Plans, Defined Benefit Segment, Discontinued Operations North American Fresh Bakery
Defined Benefit Plan Disclosure [Line Items]
Settlement gain (loss)		$ (1)														$ (36)	$ (36)
Pension plan curtailment	25								10	5	(5)	20
Recognition of net prior service credits	3
Reduction in projected benefit obligation	22
Net periodic benefit cost increase (decrease) from prior year		(13)	(44)
Voluntary Employer contributions		9	6										200
Expected amortization of prior service cost in 2013															1
Expected amortization of net actuarial loss in 2013															5
Funded status		(165)	(118)
Increase in benefit plan obligations		303
Actuarial (gain) loss		294	(26)
Increase in benefit plan assets		256
Accumulated pension obligation		1,680	1,376
Asset allocation aggregate fair value basis, fixed income securities		91.00%
Asset allocation aggregate fair value basis, equity securities		6.00%
Notional value basis of actual allocation of fixed-income securities percentage of assets		84.00%
Notional value basis of actual allocation of equity securities percentage of assets		9.00%
Future plan benefit payments 2013														69
Future plan benefit payments 2014														71
Future plan benefit payments 2015														74
Future plan benefit payments 2016														77
Future plan benefit payments 2017														81
Future plan benefit payments 2018 to 2022														450
Employer contributions														4
Defined contribution plan expense		21	27	25
Percentage of contribution to Pension funds					5.00%	5.00%	5.00%
Multi-employer plan annual contributions		2	3	4
Multi-employer partial withdrawal - collective bargaining unit								$ 22

Funded Status of Defined Benefit Pension Plans (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jul. 02, 2011	Mar. 31, 2012	Dec. 31, 2011	Oct. 01, 2011
Defined Benefit Plan Disclosure [Line Items]
Beginning of year	$ 1,377	$ 1,378
Service cost	9	7
Interest cost	73	73
Plan amendments/Other	1	8
Benefits paid	(73)	(64)
Actuarial (gain) loss	294	(26)
Foreign exchange	(1)	1
End of year	1,680	1,377
Beginning of year	1,259	1,136
Actual return on plan assets	321	180
Employer contributions	9	6
Benefits paid	(73)	(64)
Foreign exchange	(1)	1
End of year	1,515	1,259
Funded status	(165)	(118)
Noncurrent asset	5	8	4	10	6
Accrued liabilities	(4)	(6)
Pension obligation	(166)	(120)
Net asset (liability) recognized	(165)	(118)
Unamortized prior service cost	7	7
Unamortized actuarial loss, net	263	220
Total	$ 270	$ 227

Accumulated Benefit Obligation and Fair Value of Plan Assets (Detail) (USD $) In Millions, unless otherwise specified	Jun. 30, 2012	Jul. 02, 2011
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	$ 1,351	$ 1,113
Accumulated benefit obligation	1,350	1,113
Fair value of plan assets	$ 1,180	$ 987

Fair Value of Pension Plan Assets (Detail) (USD $) In Millions, unless otherwise specified	Jun. 30, 2012	Jul. 02, 2011	Jul. 03, 2010
Defined Benefit Plan Disclosure [Line Items]
Total fair value of assets	$ 1,515	$ 1,259	$ 1,136
Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Total fair value of assets	14	6
Derivative
Defined Benefit Plan Disclosure [Line Items]
Total fair value of assets	83	81
Other securities
Defined Benefit Plan Disclosure [Line Items]
Total fair value of assets	10	11
Real Estate
Defined Benefit Plan Disclosure [Line Items]
Total fair value of assets	21	20
Equity Securities | Non-U.S. Securities
Defined Benefit Plan Disclosure [Line Items]
Total fair value of assets	38	45
Fixed Income Securities
Defined Benefit Plan Disclosure [Line Items]
Total fair value of assets	1,349	1,096
Fixed Income Securities | Government Bonds
Defined Benefit Plan Disclosure [Line Items]
Total fair value of assets	247	110
Fixed Income Securities | Corporate Bond Securities
Defined Benefit Plan Disclosure [Line Items]
Total fair value of assets	934	829
Fixed Income Securities | U.S. Securities
Defined Benefit Plan Disclosure [Line Items]
Total fair value of assets	168	157
Fair Value, Inputs, Level 1
Defined Benefit Plan Disclosure [Line Items]
Total fair value of assets	1,506	1,239
Fair Value, Inputs, Level 1 | Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Total fair value of assets	14	6
Fair Value, Inputs, Level 1 | Derivative
Defined Benefit Plan Disclosure [Line Items]
Total fair value of assets	74	61
Fair Value, Inputs, Level 1 | Other securities
Defined Benefit Plan Disclosure [Line Items]
Total fair value of assets	10	11
Fair Value, Inputs, Level 1 | Real Estate
Defined Benefit Plan Disclosure [Line Items]
Total fair value of assets	21	20
Fair Value, Inputs, Level 1 | Equity Securities | Non-U.S. Securities
Defined Benefit Plan Disclosure [Line Items]
Total fair value of assets	38	45
Fair Value, Inputs, Level 1 | Fixed Income Securities
Defined Benefit Plan Disclosure [Line Items]
Total fair value of assets	1,349	1,096
Fair Value, Inputs, Level 1 | Fixed Income Securities | Government Bonds
Defined Benefit Plan Disclosure [Line Items]
Total fair value of assets	247	110
Fair Value, Inputs, Level 1 | Fixed Income Securities | Corporate Bond Securities
Defined Benefit Plan Disclosure [Line Items]
Total fair value of assets	934	829
Fair Value, Inputs, Level 1 | Fixed Income Securities | U.S. Securities
Defined Benefit Plan Disclosure [Line Items]
Total fair value of assets	168	157
Fair Value, Inputs, Level 2
Defined Benefit Plan Disclosure [Line Items]
Total fair value of assets	9	20
Fair Value, Inputs, Level 2 | Derivative
Defined Benefit Plan Disclosure [Line Items]
Total fair value of assets	$ 9	$ 20

Percentage Allocation of Pension Plan Asset (Detail)	Jun. 30, 2012	Jul. 02, 2011
Defined Benefit Plan Disclosure [Line Items]
Assets	100.00%	100.00%
Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Assets	6.00%	3.00%
Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Assets	91.00%	89.00%
Real Estate
Defined Benefit Plan Disclosure [Line Items]
Assets	1.00%	2.00%
Cash And Other
Defined Benefit Plan Disclosure [Line Items]
Assets	2.00%	6.00%

Company Participation in Multi Employer Plan (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jul. 02, 2011	Jul. 03, 2010
Multiemployer Plans [Line Items]
Contributions	$ 2	$ 3	$ 4
Bakery And Confectionery Union And Industry International Pension Fund
Multiemployer Plans [Line Items]
EIN Number	526118572
Pension Plan Number	001
PPA Zone Status	Red	Green
FIP/RP Status Pending/Implemented	Pending
Contributions	2	2	3
Surcharge Imposed	5.00%
Expiration Date of Collective Bargaining Agreement	Oct 31, 2014
All Other Multiemployer Plans
Multiemployer Plans [Line Items]
Contributions		$ 1	$ 1

Postretirement Health-Care and Life-Insurance Plans - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 30, 2012 Year	Jun. 30, 2012 Postretirement Medical And Life Insurance	Jul. 03, 2010 Postretirement Medical And Life Insurance	Jul. 02, 2011 Postretirement Medical And Life Insurance Maximum	Jun. 30, 2012 Postretirement Medical And Life Insurance Scenario, Forecast
Defined Benefit Plan Disclosure [Line Items]
Minimum age for eligibility for postretirement benefits	55
Postretirement benefits, requisite service period	10
Amortization of prior service cost					$ 9
Amortization of net actuarial loss					1
Amortization of net initial asset					1
Future plan benefit payments 2013		7
Future plan benefit payments 2014		7
Future plan benefit payments 2015		7
Future plan benefit payments 2016		7
Future plan benefit payments 2017		7
Future plan benefit payments from 2018 to 2022		38
Medicare Part D subsidy		$ 1	$ 1	$ 1

Weighted Average Actuarial Assumptions Used in Measuring Net Periodic Benefit Cost and Plan Obligations - Postretirement Health-Care and Life-Insurance Plans (Detail) (Postretirement Medical And Life Insurance)
	12 Months Ended
	Jun. 30, 2012	Jul. 02, 2011	Jul. 03, 2010
Postretirement Medical And Life Insurance
Defined Benefit Plan Disclosure [Line Items]
Net periodic benefit cost Discount rate	5.30%	5.10%	6.30%
Plan obligations Discount rate	3.80%	5.30%	5.10%
Health-care cost trend assumed for the next year	7.50%	8.00%	8.00%
Rate to which the cost trend is assumed to decline	5.00%	5.00%	5.00%
Year that rate reaches the ultimate trend rate	2017	2017	2016

Effect of One Percent Change in Health Care Trend Rates (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Jun. 30, 2012
Pension and Other Postretirement Benefits Disclosure [Line Items]
Effect on total service and interest components, One Percentage Point Increase	$ 2
Effect on postretirement benefit obligation, One Percentage Point Increase	10
Effect on total service and interest components, One Percentage Point Decrease	(2)
Effect on postretirement benefit obligation, One Percentage Point Decrease	$ (9)

Components of Net Periodic Benefit Cost and Curtailment Gains (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jul. 02, 2011	Jul. 03, 2010
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 9	$ 7
Interest cost	73	73
Postretirement Medical And Life Insurance
Defined Benefit Plan Disclosure [Line Items]
Service cost	2	2	1
Interest cost	3	5	5
Net amortization and deferral	(8)	(9)	(8)
Net periodic benefit cost (income)	$ (3)	$ (2)	$ (2)

Funded Status of Postretirement Health-Care and Life Insurance Plans (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jul. 02, 2011	Jul. 03, 2010
Defined Benefit Plan Disclosure [Line Items]
Beginning of year	$ 1,377	$ 1,378
Service cost	9	7
Interest cost	73	73
Net benefits paid	(73)	(64)
Actuarial (gain) loss	294	(26)
End of year	1,680	1,377
Fair value of plan assets	1,515	1,259	1,136
Funded status	(165)	(118)
Accrued liabilities	(4)	(6)
Other liabilities	(166)	(120)
Unamortized prior service credit	7	7
Unamortized net actuarial loss	(263)	(220)
Total	270	227
Postretirement Medical And Life Insurance
Defined Benefit Plan Disclosure [Line Items]
Beginning of year	84	95
Service cost	2	2	1
Interest cost	3	5	5
Net benefits paid	(8)	(8)
Plan participant contributions	2	1
Actuarial (gain) loss	18	(11)
End of year	101	84	95
Fair value of plan assets	1	1
Funded status	(100)	(83)
Accrued liabilities	(6)	(6)
Other liabilities	(94)	(77)
Total liability recognized	(100)	(83)
Unamortized prior service credit	(29)	(23)
Unamortized net actuarial loss	25	12
Unamortized net initial asset	(1)	(3)
Total	$ (5)	$ (14)

Reconciliation of US Statutory Tax Rate to Worldwide Effective Tax Rate (Detail)	12 Months Ended
	Jun. 30, 2012	Jul. 02, 2011	Jul. 03, 2010
Income Taxes [Line Items]
United States	(89.80%)	104.40%	92.60%
Foreign	(10.20%)	(4.40%)	7.40%
Total	(100.00%)	100.00%	100.00%
Tax expense (benefit) at U.S. statutory rate	(35.00%)	35.00%	35.00%
State Income Taxes	0.30%	2.70%	3.90%
Finalization of tax reviews and audits and changes in estimate on tax contingencies	(2.10%)	4.10%	(143.50%)
Domestic Production Deduction		(3.90%)	(7.70%)
Employee Benefit Deductions	(8.10%)	(4.70%)	(1.90%)
Non-Taxable Indemnification Agreements	(20.90%)		14.40%
Non-Deductible Professional Fees	27.80%	3.60%
Tax provision adjustments	(6.80%)	(4.30%)	(3.00%)
Other, net	3.10%		0.70%
Taxes at effective worldwide tax rates	(41.70%)	32.50%	(102.10%)

Income Taxes - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jul. 02, 2011	Jul. 03, 2010
Income Taxes [Line Items]
Increase (decrease) in tax expense related to income from continuing operations	$ (42)	$ 91
Income from continuing operations before income taxes increase (decrease) from prior year	(120)
Tax benefit related to the release of tax contingencies and audit settlements		90
Cash payments for income taxes	209	325	427
Tax benefit likeliness threshold	50.00%
Unrecognized tax benefits that would affect effective tax rate	71
Unrecognized tax benefits range of potential decrease in twelve months, lower limit	5
Unrecognized tax benefits range of potential decrease in twelve months, upper limit	30
Interest and penalties for unrecognized tax (benefits) expense	(3)	2	(21)
Accrued interest and penalties for unrecognized tax benefits	10	21	21
Segment, Continuing Operations
Income Taxes [Line Items]
Cash payments for income taxes	26	36	176
State
Income Taxes [Line Items]
Net operating loss carryforwards	$ 49

Current and Deferred Tax Provisions (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jul. 02, 2011	Jul. 03, 2010
Income Taxes [Line Items]
U.S.- Current	$ (16)	$ (4)	$ (150)
Foreign - Current	(1)	(1)	2
State - Current	3	5	4
Total - Current	(14)		(144)
U.S. - Deferred	2	29	79
Foreign - Deferred		1
State - Deferred	(3)	(3)	1
Total - Deferred	$ (1)	$ 27	$ 80

Components of Deferred Tax Liabilities Assets (Detail) (USD $) In Millions, unless otherwise specified	Jun. 30, 2012	Jul. 02, 2011
Income Taxes [Line Items]
Pension liability	$ (73)	$ (54)
Employee benefits	(113)	(135)
Unrealized foreign exchange		(180)
Nondeductible reserves	(63)	(54)
Net operating loss and other tax carryforwards	(49)	(51)
Investment in subsidiary		(257)
Other	(16)	(14)
Gross deferred tax (assets)	(314)	(745)
Less valuation allowances	60	208
Net deferred tax (assets)	(254)	(537)
Property, plant and equipment	69	117
Intangibles	35	48
Unrepatriated earnings		763
Deferred tax liabilities	104	928
Total net deferred tax (assets) liabilities	$ (150)	$ 391

Reconciliation of Unrecognized Tax Benefits (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jul. 02, 2011	Jul. 03, 2010
Income Taxes [Line Items]
Beginning of year balance	$ 83	$ 88	$ 227
Increases based on current period tax positions	5	8	9
Increases based on prior period tax positions	24		2
Decreases based on prior period tax positions	(4)	(5)	(17)
Decreases related to settlements with tax authorities	(33)	(4)	(131)
Decreases related to a lapse of applicable statute of limitation	(1)	(4)	(2)
End of Year Balance	$ 74	$ 83	$ 88

Business Segment Information - Additional Information (Detail) (USD $)	3 Months Ended								6 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Oct. 01, 2011	Jul. 02, 2011	Apr. 02, 2011	Jan. 01, 2011	Oct. 02, 2010	Dec. 31, 2011	Jan. 01, 2011	Mar. 31, 2012	Apr. 02, 2011	Jun. 30, 2012 Segment	Jul. 02, 2011	Jul. 03, 2010
Segment Reporting Information [Line Items]
Number of business segments													3
Net sales	$ 1,016,000,000	$ 965,000,000	$ 1,088,000,000	$ 1,025,000,000	$ 1,016,000,000	$ 939,000,000	$ 1,062,000,000	$ 1,002,000,000	$ 2,113,000,000	$ 2,064,000,000	$ 3,078,000,000	$ 3,003,000,000	$ 4,094,000,000	$ 4,019,000,000	$ 3,972,000,000
Australia
Segment Reporting Information [Line Items]
Net sales													154,000,000	153,000,000	149,000,000
Wal-Mart Stores Inc.
Segment Reporting Information [Line Items]
Revenues													$ 1,000,000,000	$ 1,000,000,000	$ 1,000,000,000

Reconciliation of Sales and Operating Profit Loss from Segment to Consolidated (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended								6 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Oct. 01, 2011	Jul. 02, 2011	Apr. 02, 2011	Jan. 01, 2011	Oct. 02, 2010	Dec. 31, 2011	Jan. 01, 2011	Mar. 31, 2012	Apr. 02, 2011	Jun. 30, 2012	Jul. 02, 2011	Jul. 03, 2010
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Total business segment sales													$ 4,100	$ 4,031	$ 3,988
Intersegment													(6)	(12)	(16)
Total net sales	1,016	965	1,088	1,025	1,016	939	1,062	1,002	2,113	2,064	3,078	3,003	4,094	4,019	3,972
Total operating income (loss)		52	26	27		65	92	56	53	148	105	213	74	225	179
Net interest expense													(72)	(87)	(116)
Debt extinguishment costs													(39)	(55)
Income (loss) from continuing operations before income taxes		32	5	5		48	47	(3)	10	44	42	92	(37)	83	63
North American Retail
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Total business segment sales													2,884	2,760	2,708
Total operating income (loss)													274	303	343
North American Foodservice
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Total business segment sales													1,080	1,136	1,145
Total operating income (loss)													79	85	50
Australian Bakery
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Total business segment sales													136	135	135
Total operating income (loss)													(2)	(2)	5
Operating Segments
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Total operating income (loss)													351	386	398
General Corporate Expenses
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Total operating income (loss)													(272)	(159)	(211)
Mark-To-Market Derivative Gain/(Loss)
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Total operating income (loss)													(1)	2	(4)
Amortization Of Intangibles
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Total operating income (loss)													$ (4)	$ (4)	$ (4)

Summary of Increase Decrease in Operating Income (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jul. 02, 2011	Jul. 03, 2010
Segment Reporting, Reconciliation of Operating Income Segment to Consolidated [Line Items]
Increase (decrease) to operating income	$ (253)	$ (88)	$ (61)
North American Retail
Segment Reporting, Reconciliation of Operating Income Segment to Consolidated [Line Items]
Increase (decrease) to operating income	(39)	(11)	8
North American Foodservice
Segment Reporting, Reconciliation of Operating Income Segment to Consolidated [Line Items]
Increase (decrease) to operating income		(17)	(23)
Australian Bakery
Segment Reporting, Reconciliation of Operating Income Segment to Consolidated [Line Items]
Increase (decrease) to operating income	(6)
Operating Segments
Segment Reporting, Reconciliation of Operating Income Segment to Consolidated [Line Items]
Increase (decrease) to operating income	(45)	(28)	(15)
General Corporate Expenses
Segment Reporting, Reconciliation of Operating Income Segment to Consolidated [Line Items]
Increase (decrease) to operating income	$ (208)	$ (60)	$ (46)

Reconciliation of Assets Depreciation and Additions to Long-Lived Assets from Segments to Consolidated (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 30, 2012		Jul. 02, 2011		Jul. 03, 2010		Mar. 31, 2012	Dec. 31, 2011	Oct. 01, 2011
Segment Reporting, Asset Reconciling Item [Line Items]
Net assets held for sale/disposition	$ 5		$ 7,143		$ 6,332
Other assets	578	[1]	461	[1]	646	[1]
Total assets	2,450		9,482		8,778		7,709	8,101	8,991
Discontinued operations	100		181		232
Other depreciation	31	[1]	11	[1]	21	[1]
Total depreciation	266		302		368
Other	7	[1]	2	[1]	6	[1]
Total additions to long-lived assets	177		242		176
North American Retail
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	1,443		1,430		1,292
Total depreciation	128		98		97
Additions to Long-Lived Assets	160		232		163
North American Foodservice
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	366		382		450
Total depreciation	3		7		15
Additions to Long-Lived Assets	6		3		4
Australian Bakery
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	58		66		58
Total depreciation	4		5		3
Additions to Long-Lived Assets	4		5		3
Operating Segments
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	1,867		1,878		1,800
Total depreciation	135		110		115
Additions to Long-Lived Assets	$ 170		$ 240		$ 170

[1]	Principally cash and cash equivalents, certain corporate fixed assets, deferred tax assets and certain other noncurrent assets.

Net Sales by Product Type Within Business Segment (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended								6 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Oct. 01, 2011	Jul. 02, 2011	Apr. 02, 2011	Jan. 01, 2011	Oct. 02, 2010	Dec. 31, 2011	Jan. 01, 2011	Mar. 31, 2012	Apr. 02, 2011	Jun. 30, 2012	Jul. 02, 2011	Jul. 03, 2010
Segment Reporting Information [Line Items]
Total business segment sales													$ 4,100	$ 4,031	$ 3,988
Intersegment elimination													(6)	(12)	(16)
Total net sales	1,016	965	1,088	1,025	1,016	939	1,062	1,002	2,113	2,064	3,078	3,003	4,094	4,019	3,972
Sales Revenue, Segment
Segment Reporting Information [Line Items]
Total business segment sales													4,100	4,031	3,988
Intersegment elimination													(6)	(12)	(16)
Total net sales													4,094	4,019	3,972
Meat | Sales Revenue, Segment
Segment Reporting Information [Line Items]
Total net sales													2,117	1,985	1,958
Meat-centric | Sales Revenue, Segment
Segment Reporting Information [Line Items]
Total net sales													647	639	585
Bakery | Sales Revenue, Segment
Segment Reporting Information [Line Items]
Total net sales													118	135	164
Commodities/Other | Sales Revenue, Segment
Segment Reporting Information [Line Items]
Total net sales													2	2	1
North American Retail | Sales Revenue, Segment
Segment Reporting Information [Line Items]
Total net sales													2,884	2,760	2,708
Meat | Sales Revenue, Segment
Segment Reporting Information [Line Items]
Total net sales													520	501	470
Meat-centric | Sales Revenue, Segment
Segment Reporting Information [Line Items]
Total net sales													86	81	77
Bakery | Sales Revenue, Segment
Segment Reporting Information [Line Items]
Total net sales													382	446	488
Commodities/Other | Sales Revenue, Segment
Segment Reporting Information [Line Items]
Total net sales													92	108	110
North American Foodservice | Sales Revenue, Segment
Segment Reporting Information [Line Items]
Total net sales													1,080	1,136	1,145
Bakery | Sales Revenue, Segment
Segment Reporting Information [Line Items]
Total net sales													6	6	9
Other | Sales Revenue, Segment
Segment Reporting Information [Line Items]
Total net sales													108	107	96
Other | Sales Revenue, Segment
Segment Reporting Information [Line Items]
Total net sales													22	22	30
Australian Bakery | Sales Revenue, Segment
Segment Reporting Information [Line Items]
Total net sales													$ 136	$ 135	$ 135

Quarterly Financial Data (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended																6 Months Ended				9 Months Ended				12 Months Ended
	Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011		Oct. 01, 2011		Jul. 02, 2011		Apr. 02, 2011		Jan. 01, 2011		Oct. 02, 2010		Dec. 31, 2011		Jan. 01, 2011		Mar. 31, 2012		Apr. 02, 2011		Jun. 30, 2012	Jul. 02, 2011		Jul. 03, 2010
Quarterly Financial Information [Line Items]
Net sales	$ 1,016		$ 965		$ 1,088		$ 1,025		$ 1,016		$ 939		$ 1,062		$ 1,002		$ 2,113		$ 2,064		$ 3,078		$ 3,003		$ 4,094	$ 4,019		$ 3,972
Gross profit	276		266		306		285		290		288		326		293
Income (loss)	(70)		89		(53)		12		(10)		34		31		1		(41)		32		48		66		(22)	56		127
Income (loss) per common share - Basic	$ (0.58)		$ 0.75		$ (0.44)		$ 0.1		$ (0.09)		$ 0.28		$ 0.24		$ 0.01		$ (0.35)		$ 0.25		$ 0.41		$ 0.53		$ (0.18)	$ 0.45		$ 0.92
Income (loss) per common share - Diluted	$ (0.58)		$ 0.74		$ (0.44)		$ 0.1		$ (0.09)		$ 0.28		$ 0.24		$ 0.01		$ (0.35)		$ 0.25		$ 0.4		$ 0.52		$ (0.18)	$ 0.45		$ 0.92
Net income (loss)	599		(3)		470		(218)		87		150		838		197
Net income (loss) per common share - Basic	$ 5.02		$ (0.02)		$ 3.96		$ (1.86)		$ 0.72		$ 1.22		$ 6.54		$ 1.49
Income (loss) per common share - Diluted	$ 5.02		$ (0.02)		$ 3.96		$ (1.85)		$ 0.72		$ 1.21		$ 6.51		$ 1.49
Cash dividends declared			$ 0.58		$ 0.58				$ 1.15		$ 0.58		$ 0.58												$ 1.15	$ 2.3		$ 2.2
Market price - high	$ 34.43	[1]	$ 33.95	[1]	$ 29.69	[1]	$ 30.39	[1]	$ 30.5	[1]	$ 31.21	[1]	$ 27.3	[1]	$ 23.72	[1]
Market price -low	$ 27.56	[1]	$ 28.67	[1]	$ 24.12	[1]	$ 24.54	[1]	$ 27.53	[1]	$ 25.34	[1]	$ 21.57	[1]	$ 20.37	[1]
Market price - close	$ 28.99	[1]	$ 33.17	[1]	$ 29.15	[1]	$ 25.19	[1]	$ 29.76	[1]	$ 27.57	[1]	$ 26.97	[1]	$ 20.69	[1]
Scenario, Previously Reported
Quarterly Financial Information [Line Items]
Net sales			1,899	[2]	2,081	[3]	1,943	[4]	2,297	[5]	1,860	[2]	1,958	[3]	1,727	[4]	4,024	[3]	3,685	[3]	5,923	[2]	5,545	[2]		8,681	[5]	8,339	[5]
Gross profit									694	[5]
Income (loss)			38	[2]	33	[3]	(34)	[4]	48	[5]	124	[2]	88	[3]	61	[4]	(1)	[3]	149	[3]	37	[2]	273	[2]		338	[5]	582	[5]
Income (loss) per common share - Basic			$ 0.31	[2]	$ 0.28	[3]	$ (0.28)	[4]	$ 0.41	[5]	$ 1.03	[2]	$ 0.69	[3]	$ 0.47	[4]	$ (0.01)	[3]	$ 1.15	[3]	$ 0.31	[2]	$ 2.16	[2]		$ 2.72	[5]	$ 4.23	[5]
Income (loss) per common share - Diluted			$ 0.31	[2]	$ 0.27	[3]	$ (0.28)	[4]	$ 0.41	[5]	$ 1.02	[2]	$ 0.69	[3]	$ 0.46	[4]	$ (0.01)	[3]	$ 1.15	[3]	$ 0.31	[2]	$ 2.15	[2]		$ 2.7	[5]	$ 4.21	[5]
Net income (loss)									113	[5]
Net income (loss) per common share - Basic									$ 0.95	[5]
Income (loss) per common share - Diluted									$ 0.94	[5]
Restatement Adjustment
Quarterly Financial Information [Line Items]
Net sales			(5)		(5)		7		(6)		(10)		(11)		16		2		5		(3)		(5)			(11)		(3)
Income (loss)			(3)		4		(3)		(16)		(3)		(3)		3		1				(2)		(3)			(19)		1
Income (loss) per common share - Basic			$ (0.03)		$ 0.03		$ (0.02)		$ (0.15)		$ (0.01)		$ (0.03)		$ 0.02		$ 0.01		$ 0		$ (0.01)		$ (0.02)			$ (0.16)		$ 0.01
Income (loss) per common share - Diluted			$ (0.03)		$ 0.03		$ (0.02)		$ (0.15)		$ (0.01)		$ (0.03)		$ 0.02		$ 0.01		$ 0		$ (0.01)		$ (0.02)			$ (0.16)		$ 0.01
Net income (loss)									(26)
Net income (loss) per common share - Basic									$ (0.22)
Income (loss) per common share - Diluted									$ (0.22)
Segment, Discontinued Operations
Quarterly Financial Information [Line Items]
Net sales			(929)		(988)		(925)		(1,275)		(911)		(885)		(741)		(1,913)		(1,626)		(2,842)		(2,537)			(4,651)		(4,364)
Gross profit									(404)
Income (loss)			$ 54		$ (90)		$ 49		$ (42)		$ (87)		$ (54)		$ (63)		$ (41)		$ (117)		$ 13		$ (204)			$ (263)		$ (456)
Income (loss) per common share - Basic			$ 0.46		$ (0.75)		$ 0.4		$ (0.35)		$ (0.73)		$ (0.42)		$ (0.48)		$ (0.35)		$ (0.9)		$ 0.11		$ (1.62)			$ (2.11)		$ 3.31
Income (loss) per common share - Diluted			$ 0.46		$ (0.75)		$ 0.4		$ (0.35)		$ (0.73)		$ (0.42)		$ (0.48)		$ (0.35)		$ (0.89)		$ 0.11		$ (1.61)			$ (2.1)		$ 3.3

[1]	The historical market prices have been adjusted to reflect the impact of the spin-off of the international coffee and tea business and a 1-for-5 reverse stock split on June 28, 2012. A portion of the original market price was allocated to Hillshire Brands (approximately 30%) and a portion to the international coffee and tea business (approximately 70%) based on the same percentages to be used to allocate the cost of a share of common stock for tax basis purposes. After the market price attributable to Hillshire Brands was determined, it was adjusted to reflect the 1-for-5 reverse stock split.
[2]	Amounts as reported in the company's financial statements in its Quarterly Report on Form 10-Q for the quarter ended March 31, 2012
[3]	Amounts as reported in the company's financial statements in its Quarterly Report on Form 10-Q for the quarter ended December 31, 2011
[4]	Amounts as reported in the company's financial statements in its Quarterly Report on Form 10-Q for the quarter ended October 1, 2011
[5]	Amounts as reported in the company's financial statements as included in its Annual Report on Form 10-K for the year ended July 2, 2011